As filed with the Securities and Exchange Commission on August 3, 1999
                       1933 Act Registration No. 333-77993
                       1940 Act Registration No. 811-09277

                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              [  X  ]
                                                                      -----
          Pre-Effective Amendment No.     [  X  ]                    [  2  ]
                                           -----                      -----
          Post-Effective Amendment No.    [     ]                    [     ]
                    and/or                 -----                      -----
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [  X  ]

          Amendment No.   [  X  ]                    [  2  ]
                           -----                      -----
                          (Check appropriate box or boxes)


                                VIKING MUTUAL FUNDS
                                -------------------
                 (Exact Name of the Registrant as Specified in Charter)
                                1400 14th Avenue SW
                             Minot, North Dakota 58701
                     (Address of Principal Executive Offices)

       Registrant's Telephone Number, including area code: (701) 852-1264

                          Shannon D. Radke, President
                              Viking Mutual Funds
                              1400 14th Avenue SW
                           Minot, North Dakota 58701
                              Donald W. Smith, Esq.
                           Kirkpatrick & Lockhart LLP
                         1800 Massachusetts Avenue, N.W.
                                   2nd Floor
                            Washington, D.C. 20036-1800
                    (Names and Addresses of agents for service)

Approximate Date of Proposed Public Offering: Continuous


     Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to Section 8(a), may determine.



                             VIKING MUTUAL FUNDS

               CONTENTS OF REGISTRATION STATMENT ON FORM N-1A

     This registration statement consists of the following papers and documents:

Cover Sheet

Contents of Registration Statement on Form N-1A

     Viking Tax-Free Fund for Montana
     --------------------------------
     Viking Tax-Free Fund for North Dakota
     -------------------------------------
     Viking Large-Cap Value Fund
     ---------------------------

     Part A - Prospectus

     Part B - Statement of Additional Information

     Part C - Other Information


Signature Pages

Preliminary Prospectus

VIKING MUTUAL FUNDS



PROSPECTUS  August 3, 1999

Viking Mutual Funds
P.O. Box 500
Minot, ND  58702




This prospectus describes a choice of three funds managed by Viking Fund Management, LLC:


Viking Tax-Free Fund for Montana
Viking Tax-Free Fund for North Dakota
Viking Large-Cap Value Fund




Mutual funds:
*   are not insured by the FDIC or any other government agency
*   have no bank guarantees
*   may lose value, so an investor may lose money




As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                          TABLE OF CONTENTS

                                                                  Page

VIKING TAX-FREE FUND FOR MONTANA                                     1
     INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES                   1
     PRINCIPAL RISK FACTORS                                          2
     FEE AND EXPENSE INFORMATION                                     4

VIKING TAX-FREE FUND FOR NORTH DAKOTA                                6
     INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES                   6
     PRINCIPAL RISK FACTORS                                          7
     FEE AND EXPENSE INFORMATION                                     9

VIKING LARGE-CAP VALUE FUND                                         11
     INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES                  11
     PRINICPAL RISK FACTORS                                         12

DISTRIBUTION AND TAXES                                              15
     DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS                       15
     TAXES                                                          15

MANAGEMENT                                                          17
     YEAR 2000 PROBLEM                                              18

YOUR ACCOUNT                                                        19
     SALES CHARGES                                                  19
     SALES CHARGE REDUCTIONS AND WAIVERS                            19
     BUYING SHARES                                                  21
     INVESTOR SERVICES                                              23
     SELLING SHARES                                                 24
     ACCOUNT POLICIES                                               26
     QUESTIONS                                                      28

ADDITIONAL INFORMATION                                              29
     ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS                       29
     STATEMENT OF ADDITIONAL INFORMATION (SAI)                      29


VIKING TAX-FREE FUND FOR MONTANA

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES

Viking Tax-Free Fund for Montana seeks the highest level of current income that is exempt from federal and Montana personal income taxes and is consistent with preservation of capital. The Fund is not an appropriate investment for qualified retirement plans and individual retirement accounts.

To pursue its objective, the Fund normally invests:

* at least 80% of its total assets in municipal securities that pay interest free from federal income taxes, including the federal alternative minimum tax;

* at least 80% of its total assets in municipal securities that pay interest free from Montana personal income taxes, although the Fund tries to invest all of its assets in these securities.

Municipal securities are debt obligations issued by state or local government entities to fund various public projects, including, but not limited to, the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which municipal securities may be issued include:

*   to refund outstanding obligations

*   to obtain funds for general operating expenses

*   to obtain funds to loan to other public institutions and facilities

The two general classifications of municipal securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source.

The investment manager actively manages the Fund's portfolio:

*   by assessing the interest rate outlook

* by assessing changes in the relative risk/reward between long and short-term bonds (yield curve)

*   by selecting securities for superior price or income performance

*   by looking statewide for top performing regions and industries

The Fund may invest up to 20% of its total assets in U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands and Guam), the interest on which is exempt from federal and Montana personal income taxes. The Fund may invest up to 20% of its total assets in private activity bonds, the interest on which is a tax preference item for purposes of the federal alternative minimum tax.

The Fund may invest more than 25% of its total assets in municipal securities that finance similar types of projects, such as education, healthcare, housing, industrial development, transportation or pollution control. Economic, business, political or other changes can affect all securities of a similar type.

All of the municipal securities in which the Fund invests are rated, at the time of purchase, within the four highest ratings by a nationally recognized statistical rating service such as Standard and Poor's or Moody's Investors Service, Inc. or are of comparable quality as determined by the Fund's investment manager.

Under normal circumstances, the Fund will maintain an average maturity at between fifteen and thirty years.

During the period of the Fund's initial operations, which is expected not to exceed six months, or during unusual market or other conditions, the Fund may temporarily depart from its investment objective and invest up to 100% of its assets in short-term U.S. Government obligations, cash and cash equivalents. These short-term investments may be taxable.

The Fund does not buy securities on margin, sell securities short, use commodities or futures contracts, or use derivative securities of any kind. See "Investment Restrictions" in the Fund's Statement of Additional Information ("SAI").

PRINCIPAL RISK FACTORS

General risk. There is no assurance that the Fund will meet its investment goal. The Fund's share price, and the value of your investment, may change. When the value of the Fund's investments go down, so does its share price. Similarly, when the value of the Fund's investments go up, its share price does as well. Since the value of the Fund's shares can go up or down, it is possible to lose money by investing in the Fund.

Non-diversified Fund. Because the Fund is a non-diversified Fund, it may invest a relatively high percentage of its assets in a limited number of issuers; therefore its investment return is more likely to be impacted by changes in the market value and returns of any one issuer.

Single-state Fund. Because the Fund focuses its investments in the municipal securities of Montana, adverse economic, political or regulatory occurrences in Montana will have a greater impact on investment returns than would be the case for a municipal securities fund investing nationally. Montana's economy is based primarily on agriculture, tourism, mining and the processing of minerals and agricultural / forest products. Specific issues may arise pertaining to these sectors that may have an impact on the ability of local municipal securities issuers to meet their obligations.

Interest rate risk. When interest rates rise, debt security prices fall. When interest rates fall, debt security prices go up. Generally, interest rates rise during times of inflation or a growing economy, and fall during an economic slowdown or recession.

Maturity. Generally, longer-term securities are more susceptible to changes in value as a result of interest-rate changes than are shorter-term securities.

Credit risk. Credit risk is the possibility that an issuer will be unable to make interest payments or repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect its value. Even securities supported by credit enhancements have the credit risk of the entity providing the credit support. Changes in the credit quality of the credit provider could affect the value of the security and the Fund's share price.

Call risk. Call risk is the likelihood that a security will be prepaid (or "called") before maturity. An issuer is more likely to call its bonds when interest rates are falling, because the issuer can issue new bonds with lower interest payments. If a bond is called, the Fund may have to replace it with a lower-yielding security.

Portfolio strategy. The investment manager's skill in choosing appropriate investments for the Fund will determine in part the Fund's ability to achieve its investment objective.

Inflation risk. There is a possibility that the rising prices of goods and services may have the effect of offsetting a Fund's real return. This is likely to have a greater impact on the returns of bond funds and money market funds, which historically have had more modest returns in comparison to equity funds.

More detailed information about the Fund, its policies and risks can be found in the Fund's SAI.


FEE AND EXPENSE INFORMATION

This information is designed to help you understand the fees and expenses that you may pay if you buy and hold shares of the Fund. You will find details about fee discounts and waivers in the "Your Account" section of this prospectus.

Shareholder fees:  Fees paid directly from your investment.

Maximum Sales Charge (Load) Imposed on
    Purchases (as a % of offering price)               4.50%

Maximum Deferred Sales Charge (Load)
    (as % of redemption proceeds)                      None

Maximum Sales Charge (Load) Imposed on
    Reinvested Distributions                           None

Redemption Fee (as % of amount redeemed,
    if applicable)                                     None

Exchange Fee                                           None


Annual Fund operating expenses: Expenses that are deducted from Fund assets.

Management Fee                                    0.60%
Distribution (12b-1) Fees                         0.25%
Other Expenses*                                   0.71%

Total Annual Fund Operating Expenses              1.56%

Less Expense Reimbursement**                     (0.71%)

Net Expenses                                      0.85%

*Other expenses are based on estimated amounts for the current fiscal year.

**The Fund's investment manager has contractually agreed to waive its fees or reimburse the Fund for its expenses through August 1, 2009, so that the Fund's total operating expenses during this period will not exceed 0.85% of its average net assets on an annual basis. This contractual waiver may not be altered by the investment manager during the stated period.

EXAMPLE

This example is to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and other distributions and " Net Annual Fund Operating Expenses" remaining the same each year. The example is hypothetical: actual Fund expenses and return vary from year to year.

Fees and expenses after:

1 Year                     $532

3 Years                    $704

Since the Fund is in its first fiscal year, it has no reportable past performance.



VIKING TAX-FREE FUND FOR NORTH DAKOTA

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES

Viking Tax-Free Fund for North Dakota seeks the highest level of current income that is exempt from federal and North Dakota personal income taxes and is consistent with preservation of capital. The Fund is not an appropriate investment for qualified retirement plans and individual retirement accounts.

To pursue its objective, the Fund normally invests:

* at least 80% of its total assets in municipal securities that pay interest free from federal income taxes, including the federal alternative minimum tax;

* at least 80% of its total assets in municipal securities that pay interest free from North Dakota personal income taxes, although the Fund tries to invest all of its assets in these securities.

Municipal securities are debt obligations issued by state or local government entities to fund various public projects, including, but not limited to, the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which municipal securities may be issued include:

*   to refund outstanding obligations

*   to obtain funds for general operating expenses

*   to obtain funds to loan to other public institutions and facilities

The two general classifications of municipal securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source.

The investment manager actively manages the Fund's portfolio:

*   by assessing the interest rate outlook

* by assessing changes in the relative risk/reward between long and short-term bonds (yield curve)

*   by selecting securities for superior price or income performance

*   by looking statewide for top performing regions and industries

The Fund may invest up to 20% of its total assets in U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands and Guam), the interest on which is exempt from federal and North Dakota personal income taxes. The Fund may invest up to 20% of its total assets in private activity bonds, the interest on which is a tax preference item for purposes of the federal alternative minimum tax.

The Fund may invest more than 25% of its total assets in municipal securities that finance similar types of projects, such as education, healthcare, housing, industrial development, transportation or pollution control. Economic, business, political or other changes can affect all securities of a similar type.

All of the municipal securities in which the Fund invests are rated, at the time of purchase, within the four highest ratings by a nationally recognized statistical rating service such as Standard and Poor's or Moody's Investors Service, Inc. or are of comparable quality as determined by the Fund's investment manager.

Under normal circumstances, the Fund will maintain an average maturity at between fifteen and thirty years.

During the period of the Fund's initial operations, which is expected not to exceed six months, or during unusual market or other conditions, the Fund may temporarily depart from its investment objective and invest up to 100% of its assets in short-term U.S. Government obligations, cash and cash equivalents. These short-term investments may be taxable.

The Fund does not buy securities on margin, sell securities short, use commodities or futures contracts, or use derivative securities of any kind. See "Investment Restrictions" in the Fund's Statement of Additional Information ("SAI").

PRINCIPAL RISK FACTORS

General risk. There is no assurance that the Fund will meet its investment goal. The Fund's share price, and the value of your investment, may change. When the value of the Fund's investments go down, so does its share price. Similarly, when the value of the Fund's investments go up, its share price does as well. Since the value of the Fund's shares can go up or down, it is possible to lose money by investing in the Fund.

Non-diversified Fund. Because the Fund is a non-diversified Fund, it may invest a relatively high percentage of its assets in a limited number of issuers; therefore its investment return is more likely to be impacted by changes in the market value and returns of any one issuer.

Single-state Fund. Because the Fund focuses its investments in the municipal securities of North Dakota, adverse economic, political or regulatory occurrences in North Dakota will have a greater impact on investment returns than would be the case for a municipal securities fund investing nationally. North Dakota's economy is based primarily on agriculture, mining and energy. Specific issues may arise pertaining to these sectors that may have an impact on the ability of local municipal securities issuers to meet their obligations.

Interest rate risk. When interest rates rise, debt security prices fall. When interest rates fall, debt security prices go up. Generally, interest rates rise during times of inflation or a growing economy, and fall during an economic slowdown or recession.

Maturity. Generally, longer-term securities are more susceptible to changes in value as a result of interest-rate changes than are shorter-term securities.

Credit risk. Credit risk is the possibility that an issuer will be unable to make interest payments or repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect its value. Even securities supported by credit enhancements have the credit risk of the entity providing the credit support. Changes in the credit quality of the credit provider could affect the value of the security and the Fund's share price.

Call risk. Call risk is the likelihood that a security will be prepaid (or "called") before maturity. An issuer is more likely to call its bonds when interest rates are falling, because the issuer can issue new bonds with lower interest payments. If a bond is called, the Fund may have to replace it with a lower-yielding security.

Portfolio strategy. The investment manager's skill in choosing appropriate investments for the Fund will determine in part the Fund's ability to achieve its investment objective.

Inflation risk. There is a possibility that the rising prices of goods and services may have the effect of offsetting a Fund's real return. This is likely to have a greater impact on the returns of bond funds and money market funds, which historically have had more modest returns in comparison to equity funds.

More detailed information about the Fund, its policies and risks can be found in the Fund's SAI.

FEE AND EXPENSE INFORMATION

This information is designed to help you understand the fees and expenses that you may pay if you buy and hold shares of the Fund. You will find details about fee discounts and waivers in the "Your Account" section of this prospectus.

Shareholder fees:  Fees paid directly from your investment.

Maximum Sales Charge (Load) Imposed on
    Purchases (as a % of offering price)               4.50%

Maximum Deferred Sales Charge (Load)
    (as % of redemption proceeds)                      None

Maximum Sales Charge (Load) Imposed on
    Reinvested Distributions                           None

Redemption Fee (as % of amount redeemed,
    if applicable)                                     None

Exchange Fee                                           None

Annual Fund operating expenses: Expenses that are deducted from Fund assets.

Management Fee                                    0.60%
Distribution (12b-1) Fees                         0.25%
Other Expenses*                                   0.71%

Total Annual Fund Operating Expenses              1.56%

Less Expense Reimbursement**                     (0.71%)

Net Expenses                                      0.85%

*Other expenses are based on estimated amounts for the current fiscal year.

**The Fund's investment manager has contractually agreed to waive its fees or reimburse the Fund for its expenses through August 1, 2009, so that the Fund's total operating expenses during this period will not exceed 0.85% of its average net assets on an annual basis. This contractual waiver may not be altered by the investment manager during the stated period.

EXAMPLE

This example is to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and other distributions and "Net Annual Fund Operating Expenses" remaining the same each year. The example is hypothetical: actual Fund expenses and return vary from year to year.

Fees and expenses after:

1 Year                    $532

3 Years                   $704

Since the Fund is in its first fiscal year, it has no reportable past performance.


VIKING LARGE-CAP VALUE FUND

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES

Viking Large-Cap Value Fund seeks long-term total return and capital preservation.

To pursue its objective, the Fund normally invests:

* at least 80% of its total assets in equity securities of companies with market capitalization in excess of $1.5 billion;

* at least 65% of its total assets in equity securities of companies with large market capitalization. Large-cap companies have a market capitalization of at least $5 billion. Companies whose capitalization falls below $5 billion after purchase continue to be considered large-cap companies for purposes of this 65% investment policy.

The Fund invests primarily in the equity securities of U.S. companies that are leaders in their industries. Equity securities generally entitle the holder to participate in a company's general operating results. These include common stocks, preferred stocks and convertible securities. The Fund's investment committee invests the Fund's assets by pursuing a value-oriented strategy. The strategy begins with a screening process that seeks to identify growing companies whose stocks sell at discounted price-to-earnings (P/E) and price-to-cash flow (P/CF) multiples. Favored are companies that maintain strong balance sheets and provide above-average dividend yields. The investment committee attempts to discern situations where intrinsic asset values are not widely recognized. Rigorous fundamental analysis, from both a quantitative and qualitative standpoint, is applied to all investment candidates. Although the investment committee employs a disciplined "bottom-up" approach to identify undervalued stocks, they are sensitive to emerging trends in different economic sectors. They do not, however, rely upon economic forecasts in making asset allocation decisions, and prefer to remain fully invested.

The Fund may invest up to 20% of its total assets in sponsored American Depositary Receipts ("ADRs"). ADRs are typically issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.

During the period of the Fund's initial operations, which is expected not to exceed six months, or during unusual market or other conditions, the Fund may temporarily depart from its investment objective and invest up to 100% of its assets in short-term U.S. Government obligations, cash and cash equivalents.

The Fund does not buy securities on margin, sell securities short, use commodities or futures contracts, or use derivative securities of any kind. See "Investment Restrictions" in the Fund's Statement of Additional Information ("SAI").

PRINCIPAL RISK FACTORS

General risk. There is no assurance that the Fund will meet its investment goal. The Fund's share price, and the value of your investment, may change. When the value of the Fund's investments go down, so does its share price. Similarly, when the value of the Fund's investments go up, its share price does as well. Since the value of the Fund's shares can go up or down, it is possible to lose money by investing in the Fund.

Stock market volatility. While stocks have historically outperformed other asset classes over the long term, stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments.

Securities of foreign issuers. Although they may add diversification, investments in U.S. dollar-denominated securities of foreign issuers, such as ADRs, can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate.

Issuer-specific changes. The value of an individual security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

Portfolio strategy. The investment committee's skill in choosing appropriate investments for the Fund will determine in part the Fund's ability to achieve its investment objective.



More detailed information about the Fund, its policies and risks can be found in the Fund's SAI.

Fee and expense information

This information is designed to help you understand the fees and expenses that you may pay if you buy and hold shares of the Fund. You will find details about fee discounts and waivers in the "Your Account" section of this prospectus.

Shareholder fees:  Fees paid directly from your investment.

Maximum Sales Charge (Load) Imposed on
    Purchases (as a % of offering price)               5.25%

Maximum Deferred Sales Charge (Load)
    (as % of redemption proceeds)                      None

Maximum Sales Charge (Load) Imposed on
    Reinvested Distributions                           None

Redemption Fee (as % of amount redeemed,
    if applicable)                                     None

Exchange Fee                                           None

Annual Fund operating expenses: Expenses that are deducted from Fund assets.

Management Fee                                    0.80%
Distribution (12b-1) Fees                         0.40%
Other Expenses*                                   0.52%

Total Annual Fund Operating Expenses              1.72%

Less Expense Reimbursement**                     (0.37%)

Net Expenses                                      1.35%



*Other expenses are based on estimated amounts for the current fiscal year.

**The Fund's investment manager has contractually agreed to waive its fees or reimburse the Fund for its expenses through August 1, 2009, so that the Fund's total operating expenses during this period will not exceed 1.35% of its average net assets on an annual basis. This contractual waiver may not be altered by the investment manager during the stated period.

EXAMPLE

This example is to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and other distributions and "Net Annual Fund Operating Expenses" remaining the same each year. The example is hypothetical: actual Fund expenses and return vary from year to year.

Fees and expenses after:

1 Year                     $653

3 Years                    $923

Since the Fund is in its first fiscal year, it has no reportable past performance.

DISTRIBUTIONS AND TAXES

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

The Viking Tax-Free Fund for Montana and the Viking Tax-Free Fund for North Dakota (each a "Tax-Free Fund") each declares daily dividends from its net investment income. Net investment income consists of all interest income earned on portfolio assets less all Fund expenses. Income dividends are distributed monthly and net realized capital gains, if any, are distributed annually.

The Viking Large-Cap Value Fund ("Large-Cap Fund") intends to pay a dividend at least annually representing substantially all of its net investment income. Net capital gains, if any, also may be distributed annually by the Fund. To receive a dividend or other distribution, you must be a shareholder on the record date. The record dates for the Fund's distributions will vary. The amount of the Fund's distributions will vary, and there is no guarantee the Fund will pay distributions.

Income dividends and capital gain distributions, if any, of each Fund will be credited to shareholder accounts in full and fractional shares of the Fund at the net asset value on the reinvestment date, except that, on written request to the Shareholder Services Agent or if specified on the application, a shareholder may choose to have dividends or capital gain distributions or both paid in cash.

Distributions of a Fund that are reinvested will normally be reinvested in shares of that Fund. However, by writing to the Shareholder Services Agent, you may choose to have distributions of a Fund invested in shares of another Viking Mutual Fund at the net asset value of that Fund. To use this privilege, you must maintain a minimum account value of $1,000 in the Fund making the distribution. The Fund will reinvest distribution checks (and future distributions) in shares of the Fund if checks are returned as undeliverable. Distributions, whether received in cash or reinvested, may be subject to federal income tax.

TAXES

Generally, income dividends of a Tax-Free Fund that represent interest received from municipal securities is not taxable to shareholders. Interest from portfolio holdings in "private activity bonds" is an item of tax preference for purposes of the federal alternative minimum tax. The tax exemption of a Tax-Free Fund's dividends from federal income tax and, if applicable, Montana or North Dakota state or local personal income taxes does not necessarily result in exemption under the income or other tax laws of any other state or local taxing authority. The laws of the state and local taxing authorities vary with respect to the taxation of interest income and investments, and shareholders are advised to consult their own tax advisers as to the status of their accounts under state and local tax laws. The Tax-Free Funds are not appropriate investments for qualified retirement plans and individual retirement accounts.

Dividends of any Fund representing taxable net investment income, if any, and net short-term capital gains, if any, are taxable to shareholders as ordinary income. Distributions of net long-term capital gains, if any, are taxable to individual shareholders at a maximum 20% federal tax rate, regardless of the length of time shareholders have owned shares. The foregoing is true whether you reinvest your distributions in additional shares of the Fund or receive them in cash.

The exchange of Fund shares will be treated as a sale, and any gain on Fund shares when sold will be subject to tax.

Please keep in mind that if you invest in a Fund shortly before the record date of a distribution (other than a distribution of tax-exempt interest by a Tax-Free Fund), the distribution reduces the net asset value of the shares and you will receive some of your investment back in the form of a taxable distribution.

Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in October, November or December but paid in January are taxable as if they were paid in December.

MANAGEMENT

The Board of Trustees has overall responsibility for the management of the Funds. Viking Fund Management, LLC ("Viking Management" or "investment manager"), located at 1400 14th Avenue SW, Minot, North Dakota 58701, is the Funds' investment manager.

The Funds have retained Viking Management to provide the Funds with investment advice and portfolio management. Mr. Shannon D. Radke is a Governor and President of Viking Management. Mr. Radke holds a Bachelor of Business Administration degree in Banking and Finance from the University of North Dakota. He has been engaged in the securities business since 1988 as a broker and as operations manager and later as chief operating officer of an unrelated investment advisory firm. Mr. Radke was a founder of Viking Management in September 1998 and is responsible for managing the Tax-Free Funds' portfolios on a day-to-day basis. As compensation for the advisory services furnished to the Funds, the Funds pay Viking Management monthly compensation calculated daily by applying the annual rates of 0.50% to the Tax-Free Funds' daily net assets and 0.70% to the Large-Cap Fund's daily net assets.

Under a sub-advisory agreement between Fox Asset Management (the "sub-adviser") and the investment manager, the sub-adviser provides the Large-Cap Fund with investment advice and portfolio management subject to the overall supervision of Viking Management. The sub-adviser, located at 44 Sycamore Avenue, Little Silver, New Jersey 07739, as of April 30, 1999, managed assets of approximately $ 2.0 billion for employee benefit plans, endowments, foundations and other institutional investors. The sub-adviser provides its services under a multiple-manager, investment committee system ("investment committee"). The investment committee currently consists of five senior portfolio managers with combined securities industry experience of 103 years. Mr. J. Peter Skirkanich is a graduate of the Wharton School, University of Pennsylvania. He is President and Chief Investment Officer of the sub-adviser. Mr. Skirkanich has been engaged in the securities business since 1973 as an analyst and money manager. Mr. Skirkanich founded the firm in 1985 and serves as the investment committee Chairman. As compensation for its services provided to the Large-Cap Fund, the investment manager pays the sub-adviser monthly compensation calculated daily by applying the annual rate of 0.40% to the Fund's daily net assets of up to $100 million and 0.35% to the Fund's daily net assets in excess of $100 million. The investment manager has also entered into a separate sub-advisory agreement with the sub-adviser which provides that the investment manager may delegate to the sub-adviser certain investment advisory responsibilities for the Tax-Free Funds for a fee, payable by the investment manager, at an annual rate of 0.20% of the daily net assets of these Funds. However, the investment manager does not currently intend to utilize the sub-adviser's services with regard to the Tax-Free Funds. As of the date that this prospectus was written, the investment manager had not previously managed portfolio assets.

The Funds have also entered into an agreement with Viking Management to provide administrative services, portfolio accounting and transfer agent services to each of the Funds for a fee at an annual rate of 0.15% of daily net assets, plus a per account charge and reimbursement of certain direct expenses.

YEAR 2000 PROBLEM

The common practice in computer programming of using just two digits to identify a year has resulted in the Year 2000 problem throughout the information technology industry. If unchanged, many computer applications and systems could misinterpret dates occurring after December 31, 1999, leading to errors or failure. Such failure could adversely affect a Fund's operations, including pricing, securities trading, and the servicing of shareholder accounts.

While Year 2000 computer problems could have a negative effect on each Fund, at Viking Management we are working to avoid such problems and have obtained assurances from each Fund's service providers that they are taking similar steps.

Similarly, if an issuer of securities in which a Fund invests is adversely affected by Year 2000 problems, it is likely that the price of the securities will be adversely affected. A decrease in value of one or more of a Fund's portfolio holdings will have a similar impact on the price of the Fund's shares and its performance. Viking Management and the sub-adviser each will make efforts to determine whether the issuers of securities in which the Funds invest will be adversely affected by Year 2000 problems. However, because the problem is unprecedented, it is impossible to know whether these efforts will be successful and, accordingly, whether each Fund may be adversely affected.

YOUR ACCOUNT

SALES CHARGES


                                The sales charge            Which equals
                                makes up this % of          this % of your
When you invest this amount     the offering price          investment*
------------------------------------------------------------------------

TAX-FREE FUNDS
Less than $100,000                    4.50%                    4.71%
$100,000 but less than $250,000       4.00%                    4.17%
$250,000 but less than $500,000       3.00%                    3.09%
$500,000 but less than $1,000,000     2.00%                    2.04%
$1,000,000 or more                    1.00%                    1.01%


LARGE-CAP VALUE FUND
Less than $50,000                     5.25%                    5.54%
$50,000 but less than $100,000        4.75%                    4.99%
$100,000 but less than $250,000       4.25%                    4.44%
$250,000 but less than $500,000       3.50%                    3.63%
$500,000 but less than $1,000,000     2.50%                    2.56%
$1,000,000 or more                    1.00%                    1.01%
____________
*   Rounded to nearest one-hundredth percent.

Distribution and Service (12b-1) Fees. The Funds have a distribution plan, sometimes known as a Rule 12b-1 plan, that allows the Tax-Free Funds to pay distribution and other fees of up to 0.25% of average daily net assets per year and the Large-Cap Fund to pay distribution and other fees of up to 0.40% of average daily net assets per year to those who sell and distribute shares and provide other services to shareholders. Because these fees are paid on an on-going basis, over time these fees will increase the cost of your investment.

SALES CHARGE REDUCTIONS AND WAIVERS

If you qualify for any of the sales charge reductions or waivers below, please let us know at the time you make your investment to help ensure you receive the lower sales charge.

Quantity Discounts. We offer several ways for you to combine your purchases in Viking Mutual Funds to take advantage of the lower sales charges for large purchases of shares.

* Cumulative Quantity Discount - lets you combine all of your shares in Viking Mutual Funds for purposes of calculating the sales charge. You may also combine the shares of your spouse, and your children or grandchildren, if they are under the age of 21. Certain company and retirement plan accounts may also be included.

* Letter of Intent (LOI) - expresses your intent to buy a stated dollar amount of shares over a 13-month period and lets you receive the same sales charge as if all shares had been purchased at one time. We will reserve a portion of your shares to cover any additional sales charge that may apply if you do not buy the amount stated in your LOI.

Reinstatement Privilege. If you sell shares of a Viking Mutual Fund, you may reinvest some or all of the proceeds within 365 days without an initial sales charge.

Waivers for Certain Investors. Shares may be purchased without an initial sales charge by various individuals and institutions, including:

* officers, trustees, governors and employees (including retirees) of a Fund, its investment adviser, its principal underwriter or certain affiliated companies, for themselves or members of their immediate families or any trust, pension, profit-sharing or other benefit plan for such persons (immediate family is defined to include spouse, children, parents and siblings)

* registered representatives and employees (including their spouses and dependent children) of broker-dealers having selling group agreements with Viking Fund Distributors, LLC ("Viking Distributors") (the Funds' underwriter) or any trust, pension, profit-sharing or other benefit plan for such persons

* employees (including their spouses and dependent children) of banks and other financial services firms that provide advisory or administrative services related to the Funds pursuant to an agreement with the Funds, Viking Management or one of its affiliates or any trust, pension, profit-sharing or other benefit plan for such persons

* in connection with the acquisition of the assets of or merger or consolidation with another investment company

* through certain investment advisers registered under the Investment Advisers Act of 1940 and other financial services firms, acting solely as agent for their clients, provided that such shares be sold for the benefit of their clients participating in an investment advisory program under which such clients pay a fee to the investment adviser or other firm for portfolio management or agency brokerage services

* certain retirement plans if the plan is sponsored by an employer (i) with at least 100 employees or (ii) with retirement plan assets of $1 million or more

* persons who retain an ownership interest in or who are the beneficial owners of an interest in Viking Management, for themselves or members of their immediate families, or any trust, pension, profit sharing or other benefit plan for such persons

A Fund must be notified in advance that an investment qualifies for purchase at net asset value.

BUYING SHARES

Minimum investments

                                                 Initial            Additional
------------------------------------------------------------------------------
Regular accounts                                 $   500            $    25
------------------------------------------------------------------------------
UGMA/UTMA accounts                               $   250            $    25
------------------------------------------------------------------------------
IRAs, Roth IRAs, or IRA rollovers                $   250            $    25
------------------------------------------------------------------------------
Retirement accounts
(other than IRAs, Roth IRAs, or IRA rollovers)   $    25            $    25
------------------------------------------------------------------------------
Automatic investment plan                        $    25            $    25
------------------------------------------------------------------------------

Account Application. If you are opening a new account, please complete and sign the enclosed account application. To save time, you can sign up now for services you may want on your account by completing the appropriate sections of the application.

Buying shares
------------------------------------------------------------------------------
                     Opening an account          Adding to an account

------------------------------------------------------------------------------
Through your         Contact your investment     Contact your investment
investment           representative              representative
representative

------------------------------------------------------------------------------
By Mail              Make your check payable     Make your check payable
                     to the Fund in which you    to the Fund in which you are
                     investing.                  investing.  Include your
                                                 account number on the check.

                     Mail the check and your     Fill out the deposit slip
                     signed application to       from your confirmation
                                                 statement.
                     Shareholder Services.       If you do not have a slip,
                                                 include a note with your
                                                 name, the Fund name, and your
                                                 account number.

                                                 Mail the check and deposit
                                                 slip or note to Shareholder
                                                 Services.

------------------------------------------------------------------------------
By Wire              Call to receive wire        Call to receive wire
                     instructions.               instructions.

                     Mail your signed            To make a same day wire
                     application to Shareholder  investment, please call us
                     Services.                   by 1:00 p.m. central time
                                                 and make sure your wire
                     To make a same day wire     arrives by 3:00 p.m.
                     investment, please call
                     us by 1:00 p.m. central
                     time and make sure your
                     wire arrives by 3:00 p.m.

------------------------------------------------------------------------------
By Exchange          Call Shareholder Services   Call Shareholder Services
                     at the number below,        at the number below,
                     or send signed written      or send signed written
                     instructions.               instructions.

------------------------------------------------------------------------------

                     Viking Shareholder Services

                                           For overnight deliveries:
              P.O. Box 500                     1400 14th Avenue, S.W.
              Minot, ND 58702                  Minot, ND  58701

                  Call toll-free 1-800-933-8413 or 701-858-1599
Monday through Friday  8:30 a.m. to 5:00 p.m., central time.

INVESTOR SERVICES

Automatic Investment Plan. This plan offers a convenient way for you to invest in a Fund by automatically transferring money from your checking or savings account each month to buy shares. The minimum investment to open an account with an automatic investment plan is $25. To sign up, complete the appropriate section of your account application.

Distribution Options. You may reinvest distributions you receive from a Fund in an existing account of the Fund or another Viking Mutual Fund. You can also have your distributions deposited in a bank account, or mailed by check. Deposits to a bank account may be made by electronic fund transfer.

Please indicate on your application the distribution option you have chosen, otherwise we will reinvest your distributions in the Fund.

No-Fee Retirement Plans. Viking Mutual Funds offers a variety of retirement plans for individuals and businesses free from any custody fees. Sales charges and shareholder expenses of the Funds are still applicable. These plans require separate applications and their policies and procedures may be different than those described in this prospectus. For more information please call your investment representative or Shareholder Services at 1-800-933-8413 or 701-858-1599.

Telephone Privileges. You will automatically receive telephone privileges when you open your account, allowing you and your investment representative to sell or exchange your shares and make certain other changes to your account by phone.

For accounts with more than one registered owner, telephone privileges also allow the Funds to accept written instructions signed by only one owner for transactions and account changes that could otherwise be made by phone. For all other transactions and changes, all registered owners must sign the instructions.

As long as we take certain measures to verify telephone requests, we will not be responsible for any losses that may occur from unauthorized requests. Of course, you can decline telephone exchange or redemption privileges on your account application.

Exchange Privilege. You can exchange shares between Viking Mutual Funds, without paying any additional sales charges. Exchanges may only be made between identically registered accounts, unless you send written instructions with a signature guarantee.

Systematic Withdrawal Plan. This plan allows you to automatically sell your shares and receive regular payments from your account. Certain terms and minimums apply. To sign up, complete the appropriate section of your application.

SELLING SHARES

You can sell your shares at any time.

Selling Shares in Writing. Requests to sell $100,000 or less can generally be made over the phone or with a simple letter. Sometimes, however, to protect you and the Funds we will need written instructions signed by all registered owners, with a signature guarantee for each owner, if:

*   you are selling more than $100,000 worth of shares

*   you want your proceeds paid to someone who is not a registered owner

* you want to send your proceeds somewhere other than the address of record, or pre-authorized bank or brokerage firm account

* you have changed the address on your account by phone within the last 15 days

Selling Recently Purchased Shares. If you sell shares recently purchased with a check or draft, we may delay sending you the proceeds until your check has cleared, which may take up to fifteen days. A certified or cashier's check may clear in less time.

Redemption Proceeds. Normally, your redemption check will be sent the next business day after we receive your request in proper form, but Viking Mutual Funds may take up to seven days if making immediate payment would adversely affect the Fund. We are not able to receive or pay out cash in the form of currency.

Retirement Plans. You may need to complete additional forms to sell shares in a Viking Mutual Funds retirement plan. For participants under age 59 1/2, tax penalties may apply. Call your investment representative or Shareholder Services at 1-800-933-8413 or 701-858-1599 for details.

Selling shares
------------------------------------------------------------------------------

                           To sell some or all of your shares

------------------------------------------------------------------------------
Through your               Contact your investment representative
investment
representative

------------------------------------------------------------------------------
By Mail Send written instructions and endorsed share certificates (if you hold share certificates) to Shareholder Services. Corporate, partnership or trust accounts may need to send additional documents.

                           Specify the Fund, the account number and the dollar value or number of shares you wish to sell. Be sure to include all necessary signatures and any additional documents, as well as signature guarantees if required.

                           A check will be mailed to the name(s) and address on the account, or otherwise according to your written instructions.

------------------------------------------------------------------------------
By Phone As long as your transaction is for $100,000 or less, you do not hold share certificates and you have not changed your address by phone within the last 15 days, you can sell your shares by phone.

                           A check will be mailed to the name(s) and address on the account. Written instructions, with a signature guarantee, are required to send the check to another address or to make it payable to another person.

------------------------------------------------------------------------------
By Wire You can call or write to have redemption proceeds of $1,000 or more wired to a bank or escrow account. See the policies above for selling shares by mail or phone.

                           Before requesting a wire, please make sure we have your bank account information on file. If we do not have this information, you will need to send written instructions with your bank's name and address, your bank account number, the ABA routing number, and a signature guarantee.

                           Requests received in proper form by 3:00 p.m. central time will be wired the next business day.

------------------------------------------------------------------------------
By Exchange                Obtain a current prospectus for the Fund you are
                           considering.

                           Call Shareholder Services at the number below or send signed written instructions. See the policies above for selling shares by mail or phone.

                           If you hold share certificates, you will need to return them to the Fund before your exchange can be processed.

------------------------------------------------------------------------------


Viking Shareholder Services

                                           For overnight deliveries:
              P.O. Box 500                     1400 14th Avenue, S.W.
              Minot, ND 58702                  Minot, ND  58701

                  Call toll-free 1-800-833-8413 or 701-858-1599
Monday through Friday  8:30 a.m. to 5:00 p.m., central time.



ACCOUNT POLICIES

Calculating Share Price.  Each Fund calculates the net asset value per share
(NAV) each business day at the close of trading on the New York Stock Exchange (normally 3:00 p.m. central time). NAV is calculated by dividing a Fund's net assets by the number of its shares outstanding.

Assets for which market quotations are readily available are valued at their market value. If market prices are unavailable, or if an event occurs after the close of the trading market that materially affects asset value, assets may be valued at their fair value as determined in good faith and in a method approved by the Board of Trustees. Municipal securities are valued by Viking Management using a matrix system which estimates market values from yield data relating to securities with similar characteristics.

Requests to buy and sell shares are processed at the NAV next calculated after we receive your request in proper form.

Accounts With Low Balances. If the value of your account falls below $250 because you sell some of your shares, we may mail you a notice asking you to bring the account back up to its applicable minimum investment amount. If you choose not to do so within 30 days, we may close your account and mail the proceeds to the address of record.

Statements and Reports. You will receive confirmation statements that show your account transactions. You will also receive the Funds' financial reports every six months.

The dealer or other investment representative of record on your account will also receive confirmation statements and other information about your account directly from the Fund.

Joint Accounts. Unless you specify a different registration, accounts with two or more owners are registered as "joint tenants with rights of survivorship." To make any ownership changes to a joint account, all owners must agree in writing, regardless of the law in your state.

Additional Policies. Please note that the Funds maintain additional policies and reserve certain rights, including:

* The Funds may refuse any order to buy shares, including any purchase under the exchange privilege.
* At any time, the Funds may change their investment minimums or waive or lower their minimums for certain purchases.
* The Funds may modify or discontinue the exchange privilege on 60 days' notice.
   *The Funds are not available for purchase in every jurisdiction. Please consult your investment representative or Viking Shareholder Services concerning the availability of a particular Fund.
* To permit investors to obtain the current price, dealers are responsible for transmitting all orders to the Fund promptly.

Dealer Compensation. Qualifying dealers who sell Fund shares may receive sales commissions and other payments. These are paid by Viking Distributors from sales charges, distribution and service (12b-1) fees and its other resources.

TAX-FREE FUNDS

Commission(%)
Investment under $100,000                 3.75%
$100,000 but under $250,000               3.25%
$250,000 but under $500,000               2.25%
$500,000 but under $1,000,000             1.50%
$1,000,000 or more                        1.00%
12b-1 fee to dealer                       0.25%

LARGE-CAP VALUE FUND

Commission(%)
Investment under $50,000                  4.50%
$50,000 but under $100,000                4.00%
$100,000 but under $250,000               3.50%
$250,000 but under $500,000               3.00%
$500,000 but under $1,000,000             2.25%
$1,000,000 or more                        1.00%
12b-1 fee to dealer                       0.40%

QUESTIONS

If you have any questions about the Funds or your account, you can write to us at P.O. Box 500, Minot, ND 58702. Overnight deliveries should be sent to 1400 14th Avenue, S.W., Minot, ND 58701. You can also call us at one of the following numbers. For your protection and to help ensure we provide you with quality service, all calls may be monitored or recorded.

                                             Hours (central time,
Department Name               Telephone Number          Monday through Friday)
------------------------------------------------------------------------------
Shareholder Services          1-800-933-8413          8:30 a.m. to 5:00 p.m.
                                701-858-1599

Dealer Services               1-800-933-8513          8:30 a.m. to 5:00 p.m.
                                701-858-1588

ADDITIONAL INFORMATION

You can learn more about each Fund in the following documents:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS
Includes a discussion of recent market conditions and Fund strategies, financial statements, detailed performance information, portfolio holdings, and the auditor's report. The Funds' first annual report will be available within 60 days of the end of the Funds' first fiscal year (December 31, 1999).

STATEMENT OF ADDITIONAL INFORMATION (SAI)
Contains more information about each Fund, its investments and policies.
It is incorporated by reference, so it is legally a part of this prospectus.

For a free copy of the current annual/semiannual report or the SAI, please contact your investment representative or call us at the number below.

VIKING SHAREHOLDER SERVICES
1-800-933-8413
701-858-1599

You can also obtain information about each Fund by visiting the SEC's Public Reference Room in Washington DC (phone 1-800/SEC-0330) or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009. You can also visit the SEC's Internet site at http://www.sec.gov.













SEC File No.  811-9277

VIKING MUTUAL FUNDS
P.O. Box 500
Minot, ND 58702

For overnight deliveries:
1400 14th Avenue SW
Minot, ND  58701

TRUSTEES
Bruce C. Adams
Shirley R. Martz
Mike Timm
Shannon D. Radke
Douglas P. Miller

INVESTMENT MANAGER
Viking Fund Management, LLC
1400 14th Avenue SW
Minot, ND 58701

SUB-ADVISER
(For Viking Large-Cap Value Fund)
Fox Asset Management
44 Sycamore Avenue
Little Silver, NJ 07739-1220

DISTRIBUTOR
Viking Fund Distributors, LLC
1400 14th Avenue SW
Minot, ND 58701

CUSTODIAN
First International Bank and Trust
3001 25th Street South
Fargo, ND 58103

TRANSFER AGENT
Viking Fund Management, LLC
P.O. Box 500
Minot, ND 58702

For overnight deliveries:
1400 14th Avenue SW
Minot, ND  58701

LEGAL COUNSEL
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, NW
Second Floor
Washington, DC 20036-1800

INDEPENDENT AUDITORS
Brady, Martz & Associates, P.C.
207 East Broadway, Suite 200
Bismarck, ND 58501

                                  27


STATEMENT OF ADDITIONAL INFORMATION
July 15, 1999

VIKING MUTUAL FUNDS


STATEMENT OF ADDITIONAL INFORMATION
August 2, 1999


Viking Tax-Free Fund for Montana
Viking Tax-Free Fund for North Dakota
Viking Large-Cap Value Fund


Viking Mutual Funds
P.O. Box 500
Minot, ND 58702


The Viking Tax-Free Fund for Montana, the Viking Tax-Free Fund for North Dakota and the Viking Large-Cap Value Fund (each a "Fund") are mutual funds that offer shares pursuant to a prospectus dated August 2, 1999. This Statement of Additional Information ("SAI") is not a prospectus. It contains information in addition to the information in the Funds' prospectus. The Funds' prospectus, which we may amend from time to time, contains the basic information you should know before investing in a Fund. You should read this SAI together with the Funds' prospectus.

For a free copy of the current prospectus contact your investment representative or call 1-800-933-8413 or 701-858-1599.

Mutual funds:
*   are not insured by the FDIC or any other government agency;
*   have no bank guarantees;
*   may lose value, so an investor may lose money.

TABLE OF CONTENTS

INVESTMENT RESTRICTIONS                                          1
     Tax-Free Fund                                               1
     Large-Cap Fund                                              2

DESCRIPTION OF INVESTMENT TECHNIQUES AND RISKS                   4
     Tax-Free Funds                                              4

TRUESTEES AND OFFICERS                                          11

MANAGEMENT AND OTHER SERVICES                                   13

PORTFOLIO TRANSACTIONS                                          14

DISTRIBUTIONS AND TAXES                                         17
     Tax-Free Funds                                             17
     Large-Cap Fund                                             18
     All Funds                                                  18

ORGANIZATION, CAPITALIZATION AND OTHER MATTERS                  20

BUYING AND SELLING SHARES                                       21

PRICING SHARES                                                  26
     The Underwriter                                            27

PERFORMANCE                                                     29

COMPARISONS                                                     31

DESCRIPTION OF BOND RATINGS                                     33

APPENDIX A - INFORMATION ABOUT THE TAX-FREE FUND FOR MONTANA    A-1

INVESTMENT RESTRICTIONS
-----------------------

The following policies and limitations supplement those set forth in the prospectus. The Funds have adopted the following restrictions as fundamental policies. This means that any restriction may be changed only if the change is approved by (i) more than 50% of a Fund's outstanding shares or (ii) 67% or more of a Fund's shares present at a shareholder meeting if more than 50% of the Fund's outstanding shares are represented at the meeting in person or by proxy, whichever is less.

The Viking Tax-Free Fund for Montana seeks the highest level of current income that is exempt from federal and Montana personal income taxes and is consistent with the preservation of capital. The Fund's investment objective is fundamental. In addition, the Fund has a fundamental policy pursuant to which it invests at least 80% of its total assets in municipal securities that pay interest free from federal income taxes, including the federal alternative minimum tax.

The Viking Tax-Free Fund for North Dakota seeks the highest level of current income that is exempt from federal and North Dakota personal income taxes and is consistent with the preservation of capital. The Fund's investment objective is fundamental. In addition, the Fund has a fundamental policy pursuant to which it invests at least 80% of its total assets in municipal securities that pay interest free from federal income taxes, including the federal alternative minimum tax.

The following restrictions apply to the Viking Tax-Free Fund for Montana and the Viking Tax-Free Fund for North Dakota (each a "Tax-Free Fund").

A Tax-Free Fund may not:

1. Issue any senior securities, borrow money or mortgage or pledge any of the assets of a Fund, except that borrowings for temporary or emergency purposes may be made in an amount up to 5% of total assets.

2. Buy any securities on "margin" or sell any securities "short."

3. Make loans, except by purchase of debt obligations in which such Fund may invest consistent with its investment policies.

4. Underwrite securities issued by other persons except insofar as a Fund may be technically deemed an underwriter under the federal securities laws in connection with the disposition of portfolio securities.

5. Purchase the securities of any issuer which would result in a Fund owning more than 10% of the outstanding voting securities of an issuer.

6. Purchase or sell real estate, although it may purchase securities which are secured by or represent interests in real estate.

7. Purchase or sell commodities or commodity contracts, financial future contracts, puts, calls, straddles, spreads or any combination thereof or derivative securities of any kind, or interests in oil, gas or other mineral exploration or development programs.

8. Invest in companies for the purpose of exercising control or management.

9. Purchase any security if thereafter 25% or more of the total assets of a Fund would be invested in securities of issuers having their principal business activities in the same industry; this restriction does not apply to securities issued or guaranteed by the U.S. Government, its agencies, authorities, or instrumentalities, or to tax-exempt obligations issued or guaranteed by a U.S. territory or possession or a state or local government, or a political subdivision of any of the foregoing.

10. Invest more than 5% of its total assets in securities of any single investment company, nor more than 10% of its total assets in securities of two or more investment companies, except as part of a merger, consolidation or acquisition of assets or invest in securities of any single investment company if as a result of such investment, a Fund owns more than 3% of the total voting stock of such investment company.

11. Invest in foreign securities.

The Viking Large-Cap Value Fund seeks long-term total return and capital preservation. The Fund's investment objective is fundamental.

The following restrictions apply to the Viking Large-Cap Value Fund ("Large-Cap Fund").

The Large-Cap Fund may not:

1. Issue any senior securities, borrow money or mortgage or pledge any of the assets of the Fund, except that borrowings for temporary or emergency purposes may be made in an amount up to 5% of total assets.

2. Buy any securities on "margin" or sell any securities "short."

3. Make loans, except by purchase of debt obligations in which the Fund may invest consistent with its investment policies.

4. Underwrite securities issued by other persons except insofar as the Fund may be technically deemed an underwriter under the federal securities laws in connection with the disposition of portfolio securities.

5. Invest more than 5% of the value of the total assets of the Fund in the securities of any one issuer, but this limitation does not apply to investments in securities issued or guaranteed by the U.S. government, its agencies, authorities or instrumentalities.

6. Purchase the securities of any issuer which would result in the Fund owning more than 10% of the outstanding voting securities of an issuer.

7. Purchase or sell real estate, although it may purchase securities which are secured by or represent interests in real estate.

8. Purchase any securities issued by a corporation which has not been in continuous operation for three years, but such period may include the operation of a predecessor.

9. Purchase or sell commodities or commodity contracts, financial future contracts, puts, calls, straddles, spreads or any combination thereof or derivative securities of any kind, or interests in oil, gas or other mineral exploration or development programs.

10. Invest in companies for the purpose of exercising control or management.

11. Purchase any security if thereafter 25% or more of the total assets of the Fund would be invested in securities of issuers having their principal business activities in the same industry; this restriction does not apply to securities issued or guaranteed by the U.S. Government, its agencies, authorities, or instrumentalities.

12. Invest more than 5% of its total assets in securities of any single investment company, nor more than 10% of its total assets in securities of two or more investment companies, except as part of a merger, consolidation or acquisition of assets or invest in securities of any single investment company if as a result of such investment, the Fund owns more than 3% of the total voting stock of such investment company.

13. Invest in foreign securities, provided that this limitation shall not apply to foreign securities denominated in U.S. dollars, including American DepositaryReceipts ("ADRs").

Each Fund has a non-fundamental policy restricting its investment in illiquid securities to 15% of net assets. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which a Fund has valued the securities.

If a bankruptcy or other extraordinary event occurs concerning a particular security a Fund owns, the Fund may receive stock, real estate, or other investments that the Fund would not, or could not, buy. If this happens, the Fund intends to sell such investments as soon as practicable while maximizing the return to shareholders.

Excluding the Funds' restrictions regarding borrowing and illiquid securities, any investment restriction or limitation which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after an acquisition of securities and such excess results therefrom. If events subsequent to a transaction result in a Fund exceeding the percentage limitation on borrowing or illiquid securities, the investment manager will take appropriate steps to reduce the percentage of borrowings or the percentage held in illiquid securities, as may be required by law, within a reasonable amount of time.

DESCRIPTION OF INVESTMENT TECHNIQUES AND RISKS
----------------------------------------------

The following is a description of the various types of securities the Tax-Free Funds may buy and the accompanying risks.

Municipal Bonds meet longer-term capital needs and generally have maturities from one to 30 years when issued. They have two principal classifications: general obligation bonds and revenue bonds.

General Obligation Bonds. Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads. The basic security behind general obligation bonds is the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments.

Revenue Bonds. The full faith, credit and taxing power of the issuer do not secure revenue bonds. Instead, the principal security for a revenue bond is generally the net revenue derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise tax or other specific revenue source. Revenue bonds are issued to finance a wide variety of capital projects, including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; and hospitals. The principal security behind these bonds may vary. For example, housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Many bonds provide additional security in the form of a debt service reserve fund that may be used to make principal and interest payments. Some authorities have further security in the form of state assurances (although without obligation) to make up deficiencies in the debt service reserve fund.

All of the municipal securities in which the Funds invest are rated, at the time of purchase, within the four highest ratings by a nationally recognized statistical rating service such as Standard and Poor's Corporation ("S & P"), Moody's Investors Service ("Moody's") or Fitch Investors Service ("Fitch") or are of comparable quality as determined by the investment manager.

Ratings of municipal bonds represent the opinions of the rating services with respect to the securities and are not absolute standards of quality. Please see "Description of Bond Ratings" for a discussion of the ratings.

With respect to unrated securities, it is also the Funds' intent to buy securities that, in the view of the investment manager, would be comparable in quality to the Funds' rated securities and have been determined to be consistent with the Funds' objectives without exposing the Funds to excessive risk. The Funds will not buy issues that are in default or that the investment manager believes involve excessive risk.

Tax-exempt industrial development revenue bonds. The Funds may invest in industrial development revenue bonds the interest on which is exempt from federal income tax in the opinion of the bond issuer's counsel. Tax-exempt industrial development revenue bonds are issued by or on behalf of public authorities to finance various privately operated facilities for business, manufacturing, housing, sports and pollution control, as well as public facilities such as airports, mass transit systems, ports and parking. The payment of principal and interest is solely dependent on the ability of the facility's user to meet its financial obligations and the pledge, if any, of the facility or other property as security for payment.

Municipal Lease Obligations. The Funds may invest in municipal lease obligations, including certificates of participation. Since annual appropriations are required to make lease payments, municipal lease obligations generally are not subject to constitutional limitations on the issuance of debt and may allow an issuer to increase government liabilities beyond constitutional debt limits. When faced with increasingly tight budgets, local governments have more discretion to curtail lease payments under a municipal lease obligation than they do to curtail payments on other municipal securities. If not enough money is appropriated to make the lease payments, the leased property may be repossessed as security for holders of the municipal lease obligations. If this happens, there is no assurance that the property's private sector or re-leasing value will be enough to make all outstanding payments on the municipal lease obligations or that the payments will continue to be tax-free. While cancellation risk is inherent to municipal lease obligations, the investment manager believes that this risk may be reduced, although not eliminated, by the Funds' policies on the quality of securities in which they may invest.

Zero-coupon securities. The Funds may invest in zero-coupon and delayed interest securities. Zero-coupon securities make no periodic interest payments, but are sold at a deep discount from their face value. The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. The discount varies depending on the time remaining until maturity, as well as market interest rates, liquidity of the security, and the issuer's perceived credit quality. The discount, in the absence of financial difficulties of the issuer, typically decreases as the final maturity date approaches. If the issuer defaults, a Fund may not receive any return on its investment.

Because zero-coupon securities bear no interest, their value is generally more volatile than the value of other fixed-income securities. Since zero-coupon bondholders do not receive interest payments, zero-coupon securities fall more drastically than bonds paying interest on a current basis when interest rates rise. When interest rates fall, zero-coupon securities rise more rapidly in value, because the bonds reflect a fixed rate of return.

An investment in zero-coupon and delayed interest securities may cause a Fund to recognize income and make distributions to shareholders before it receives any cash payments on its investments. To generate cash to satisfy distribution requirements, a Fund may have to sell portfolio securities that it otherwise would have continued to hold or to use cash flows from other sources such as the sale of Fund shares.

Callable bonds.   Each Fund may invest in callable bonds, which allow the
issuer to repay some or all of the bonds ahead of schedule. If a bond is called, the Fund will receive the principal amount, the accrued interest, and a small additional payment as a call premium. The Fund may sell a callable bond before its call date, if it believes the bond is at its maximum premium potential. An issuer is more likely to call its bonds when interest rates are falling, because the issuer can issue new bonds with lower interest payments. If a bond is called, the Fund may have to replace it with a lower-yielding security. If the Fund originally paid a premium for the bond because it had appreciated in value from its original issue price, the Fund also may not be able to recover the full amount it paid for the bond. One way for the Fund to protect itself from call risk is to buy bonds with call protection. Call protection is an assurance that the bond will not be called for a specific time period, typically five to 10 years from when the bond is issued. In light of the Funds' pricing policies and certain amortization procedures required by the IRS, the Funds do not expect to suffer any material adverse impact related to the value at which they carry bonds in connection with calls of bonds purchased at a premium. As with any investment strategy, however, there is no guarantee that a call may not have a more substantial impact than anticipated.

Escrow-secured or defeased bonds are created when an issuer refunds, before maturity, an outstanding bond issue that is not immediately callable (or pre-refunds), and sets aside funds for redemption of the bonds at a future date. The issuer uses the proceeds from a new bond issue to buy high grade, interest bearing debt securities, generally direct obligations of the U.S. government. These securities are then deposited in an irrevocable escrow account held by a trustee bank to secure all future payments of principal and interest on the pre-refunded bond. Escrow-secured bonds often receive a triple A or equivalent rating from Moody's, S & P, or Fitch.

When-issued securities. Municipal securities are frequently offered on a "when-issued" basis. When so offered, the price, which is generally expressed in yield terms, is fixed at the time the commitment to buy is made, but delivery and payment take place at a later date. During the time between purchase and settlement, no payment is made by the Funds to the issuer and no interest accrues to the Funds. If the other party to the transaction fails to deliver the security, the Funds could miss a favorable price or yield opportunity, or could experience a loss.

When a Fund makes the commitment to buy a municipal security on a when-issued basis, it records the transaction and reflects the value of the security in the determination of its Net Asset Value. The Funds believe that their Net Asset Values or income will not be negatively affected by the purchase of municipal securities on a when-issued basis. The Funds will not engage in when-issued transactions for investment leverage purposes.

Although the Funds will generally buy municipal securities on a when-issued basis with the intention of acquiring the securities, they may sell the securities before the settlement date if it is considered advisable. When a Fund is the buyer, it will maintain cash or securities, with an aggregate value equal to the amount of its purchase commitments, in a segregated account with its custodian bank until payment is made. If assets of the Funds are held in cash pending the settlement of a purchase of securities, the Funds will not earn income on those assets.

Municipal market disruption risk. The value of municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders in the event of a bankruptcy. Proposals to restrict or eliminate the federal income tax exemption for interest on municipal securities are introduced before Congress from time to time. Proposals also may be introduced before the state legislatures that would affect the state tax treatment of a municipal fund's distributions. If such proposals were enacted, the availability of municipal securities and the value of a municipal fund's holdings would be affected and the Trustees would reevaluate the Funds' investment objectives and policies. Municipal bankruptcies are relatively rare, and certain provisions of the U.S. Bankruptcy Code governing such bankruptcies are unclear and remain untested. Further, the application of state law to municipal issuers could produce varying results among the states or among municipal securities issuers within a state. These legal uncertainties could affect the municipal securities market generally, certain specific segments of the market, or the relative credit quality of particular securities. Any of these effects could have a significant impact on the prices of some or all of the municipal securities held by a Fund.

U.S. Government obligations are issued by the U.S. Treasury or by agencies and instrumentalities of the U.S. Government and are backed by the full faith and credit of the U.S. government. They include Treasury bills, notes and bonds.

Other investment companies. The Funds may invest in the shares of other investment companies. Such investments may be the most practical manner in which the Funds can invest in certain securities because those securities themselves may not be available at the time a Fund is ready to make an investment.

As a shareholder in an investment company, a Fund would bear its pro rata share of that investment company's expenses. Each Fund's investment in such securities is limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company and (iii) 10% of the Fund's total assets in the aggregate.

Temporary investments. During the period of the Funds' initial operations, which is expected not to exceed six months, or during unusual market or other conditions, each Fund may temporarily depart from its investment objective and invest up to 100% of its assets in short-term U.S. Government obligations, cash and cash equivalents. These short-term investments may be taxable.

Single state considerations. Because each of the Tax-Free Funds focuses its investments in the municipal securities of a single state, changes in economic, political or regulatory occurrences in the state could adversely affect the state's municipal bond issues and will have a greater impact on investment returns than would be the case for a municipal securities fund investing nationally. The following discussion of the states' economies was obtained from official offering statements of bond issues and has not been independently verified by the Funds.

Montana general economic conditions. Montana has seen strong growth in population and employment throughout the 1990's, but currently exhibits a trend of slowing growth in employment and personal income. Tourism and home construction continue to be particularly positive sectors, offsetting the effects of reduced timber supplies and weak market prices on the state's large wood products industry. Recently, the agricultural sector has also weakened significantly due to reduced Asian demand and low prices, particularly for livestock and wheat. Despite these developments, overall employment growth remains positive, and the state's seasonally-adjusted unemployment rate as of August 1998 was a relatively low 5.0% (down from 5.4% in August 1997). However, the economy remains fundamentally resource-dependent and thus exposed to potentially volatile commodity prices and demand in the wood products, agricultural, energy and non-fuel mining sectors.

The general obligation bond rating outlook is stable, reflecting the state's conservative financial operations and low debt levels, which mitigate the risks stemming from a resource-dependent and thus potentially volatile economy.

North Dakota general economic conditions. The economy in North Dakota has begun to lag behind the national pace. While the rate of annual employment growth from 1992-1997, at 2.5% was equal to the national rate of growth, in the year ending September 1998 it was 1.9%, below the national rate of 2.4%. This growth was primarily in the construction and finance-related sectors. Unemployment fell to 2.5% in September, when the national rate was 4.5%. Growth in the labor force was negative during 1998. A shrinking labor market, consistently negative annual net migration and a population decline in 1997 after six years of slow population growth, a slow job growth rate, and very low unemployment may lead to arrested job growth in the near future.

While per capita personal income increased sharply by 10.6% in 1996, greater than twice the 4.6% rate of increase for the nation, it declined in 1997 by 1.3% and at 79.9% of the national average it remains low.

North Dakota has a historically limited economy heavily dependent on agriculture and mining. The global economic crisis has lead to decreasing demand for exports of food products, and price decreases hinder growth in the manufacturing and trade industries which rely on the agricultural industry in North Dakota. This has occurred in spite of NAFTA and GATT trade agreements which had initially increased the demand for North Dakota's agricultural products in the export market. As the Asian crisis continues, the agricultural economy will continue to feel pressure. Further risk to this sector is posed by the non-subsidized environment on the horizon, as federal subsidies for agriculture end in 2002. To this end, farmers are attempting to convert from the traditional heavy dependence on wheat, which in the past had enjoyed generous federal subsidies, to other crops.

The credit outlook for North Dakota is stable. Extremely low debt levels due to conservative fiscal policies along with a strong financial position will help the state meet the challenges posed by an agriculturally based economy facing decreasing demand and falling prices, and poor population trends and a shrinking labor force which could hinder future employment growth.

The following is a description of the various types of securities the Large-Cap Fund may buy and the accompanying risks.

Equity securities. Equity securities generally entitle the holder to participate in a company's general operating results. The purchaser of an equity security typically receives an ownership interest in the company as well as certain voting rights. The owner of an equity security may participate in a company's success through the receipt of dividends, which are distributions of earnings by the company to its owners. Equity security owners may also participate in a company's success or lack of success through increases or decreases in the value of the company's shares as traded in the public trading market for such shares. Equity securities generally take the form of common stock or preferred stock, as well as securities convertible into common stocks. Preferred stockholders typically receive greater dividends but may receive less appreciation than common stockholders and may have greater voting rights as well. Equity securities may also include convertible securities, warrants, or rights. Warrants or rights give the holder the right to buy a common stock at a given time for a specified price.

Convertible securities. A convertible security is generally a debt obligation or preferred stock that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. A convertible security provides a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in its underlying common stock. As with a straight fixed-income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Like a common stock, the value of a convertible security also tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines. Because its value can be influenced by both interest rates and market movements, a convertible security is not as sensitive to interest rates as a similar fixed-income security, nor is it as sensitive to changes in share price as its underlying stock.

A convertible security is usually issued either by an operating company or by an investment bank. When issued by an operating company, a convertible security tends to be senior to common stock, but subordinate to other types of fixed-income securities issued by that company. If the convertible security is issued by an investment bank, the security is an obligation of and is convertible through the issuing investment bank.

The issuer of a convertible security may be important in determining the security's true value. This is because the holder of a convertible security will have recourse only to the issuer. In addition, a convertible security may be subject to redemption by the issuer, but only after a specified date and under circumstances established at the time the security is issued.

While the Fund uses the same criteria to rate a convertible debt security that it uses to rate a more conventional debt security, a convertible preferred stock is treated like a preferred stock for the Fund's financial reporting, credit rating, and investment limitation purposes. A preferred stock is subordinated to all debt obligations in the event of insolvency, and an issuer's failure to make a dividend payment is generally not an event of default entitling the preferred shareholder to take action. A preferred stock generally has no maturity date, so that its market value is dependent on the issuer's business prospects for an indefinite period of time. In addition, distributions from preferred stock are dividends, rather than interest payments, and are usually treated as such for corporate tax purposes.

American DepositaryReceipts. The Fund may invest up to 20% of its total assets in sponsored ADRs. ADRs are typically issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. Most ADRs are denominated in U.S. dollars and are traded on a U.S. stock exchange. Issuers of the securities underlying sponsored ADRs are contractually obligated to disclose material information in the United States.

While these investments in U.S. dollar-denominated securities of foreign issuers are intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation, or confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States.

U.S. Government obligations are issued by the U.S. Treasury or by agencies and instrumentalities of the U.S. Government and are backed by the full faith and credit of the U.S. government. They include Treasury bills, notes and bonds.

Other investment companies. The Fund may invest in the shares of other investment companies. As a shareholder in an investment company, the Fund would bear its pro rata share of that investment company's expenses. The Fund's investment in such securities is limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company and (iii) 10% of the Fund's total assets in the aggregate.

Temporary investments. During the period of the Fund's initial operations, which is expected not to exceed six months, or during unusual market or other conditions, the Fund may temporarily depart from its investment objective and invest up to 100% of its assets in short-term U.S. Government obligations, cash and cash equivalents.

TRUSTEES AND OFFICERS
---------------------

The Funds have a Board of Trustees ("Board"). The Board is responsible for the overall management of the Funds, including general supervision and review of each Fund's investment activities. The Board, in turn, elects the officers of the Funds who are responsible for administering each Fund's day-to-day operations.

The affiliations of the officers and Board members and their principal occupations for the past five years are shown below.



                               Positions and Offices
Name, Age and Address          with the Fund                 Principal Occupation During the Past Five Years
------------------------------------------------------------------------------------------------------------
Shirley R. Martz (74)          Trustee                       Retired C.P.A.; Principal shareholder and
1451 15th St. SW                                              Employee of Brady, Martz & Associates and
Minot, ND 58701                                              its predecessor (1948-1989).



Mike Timm (62)                 Trustee                       President and General Manager, Timm Moving and
1800 2nd St. S.E.                                            Storage (1969 - present); State Representative,
Minot, ND  58701                                             North Dakota House of Representatives
                                                             (1973 - present); Speaker of the North Dakota
                                                             House of Representatives (1997).



Bruce C. Adams (53)            Trustee                       Retired farmer (1997 - present); Director,
2510 Bel Air Court                                           Garrison Diversion Conservancy District
Minot, ND 58703                                              (1995-present);Small grain Farmer (1971-1997);
                                                             Director, Federal Reserve Bank of Minneapolis
                                                             (1988-1992); Chairman, Advisory Council to
                                                             Federal Reserve Bank of Minneapolis Board of
                                                             Directors (1988-1992).



*Shannon D. Radke (32)         President, Treasurer          President, Viking Fund Management, LLC (1998-
1400 14th Ave. SW               and Trustee                   present); President, Viking Fund Distributors,
Minot, ND 58701                                              LLC (1999-present); Chief Operating Officer, ND
                                                             Holdings, Inc. (1997-1998); Operations Manager,
                                                             ND Holdings, Inc. (1993-1997).



*Douglas P. Miller (25)        Vice President, Secretary     Secretary and Treasurer, Viking Fund
902 2nd St. NE                  and Trustee                   Management, LLC (1998- present); Secretary and
Minot, ND 58703                                              Treasurer, Viking Fund Distributors, LLC (1999-
                                                             present); Controller, ND Holdings, Inc.(1998);
                                                             Fund Accountant, ND Holdings, Inc. (1996-1998);
                                                             Staff Accountant, Service Corporation
                                                             International (1995-1996), BS Accounting, Minot
                                                             State University (1995).



*Indicates the Board member is considered an "interested person" under federal securities laws. Messrs. Radke and Miller are interested persons by virtue of the fact that they are officers of Viking Fund Management, LLC ("Viking Management").

The following table sets forth information concerning the compensation of the trustees of each Trust. The Funds do not have any retirement plans for their trustees.

Name and Position with the Trust     Aggregate Compensation from the Trust*
-------------------------------     -------------------------------------
Shirley R. Martz                                    $750
Trustee

Mike Timm                                           $750
Trustee
Bruce C. Adams                                        $750
Trustee
Shannon D. Radke                                      $0
President, Treasurer and Trustee
Douglas P. Miller                                       $0
Vice President, Secretary and Trustee

* Estimated for the period of 8/2/99 to 12/31/99 (commencement of operations until the end of the first fiscal year). The estimate represents the total compensation paid to trustees by all of the Funds in the Viking Fund complex.


MANAGEMENT AND OTHER SERVICES
-----------------------------

The Board of Trustees has overall responsibility for the management of the Funds. Viking Fund Management, LLC ("Viking Management" or "investment manager"), located at 1400 14th Avenue SW, Minot, North Dakota 58701, is the Funds' investment manager.

The Funds have retained Viking Management to provide the Funds with investment advice and portfolio management. Mr. Shannon D. Radke is a Governor and President of Viking Management. Mr. Radke holds a Bachelor of Business Administration degree in Banking and Finance from the University of North Dakota. He has been engaged in the securities business since 1988 as a broker and as operations manager and later as chief operating officer of an unrelated investment advisory firm. Mr. Radke was a founder of Viking Management in September 1998 and is responsible for managing the Tax-Free Funds' portfolios on a day-to-day basis. As compensation for the advisory services furnished to the Funds, the Funds pay Viking Management monthly compensation calculated daily by applying the annual rates of 0.50% to the Tax-Free Funds' daily net assets and 0.70% to the Large-Cap Fund's daily net assets.

Under a sub-advisory agreement between Fox Asset Management (the "sub-adviser") and Viking Management, the sub-adviser provides the Large-Cap Fund with investment advice and portfolio management subject to the overall supervision of Viking Management. The sub-adviser, located at 44 Sycamore Avenue, Little Silver, New Jersey 07739, as of April 30, 1999, managed assets of approximately $ 2.0 billion for employee benefit plans, endowments, foundations and other institutional investors. The sub-adviser provides its services under a multiple-manager, investment committee system ("investment committee"). The investment committee currently consists of five senior portfolio managers with combined securities industry experience of 103 years. Mr. J. Peter Skirkanich is a graduate of the Wharton School, University of Pennsylvania. He is President and Chief Investment Officer of the sub-adviser. Mr. Skirkanich has been engaged in the securities business since 1973 as an analyst and money manager. Mr. Skirkanich founded the firm in 1985 and serves as the investment committee Chairman. As compensation for its services provided to the Large-Cap Fund, the investment manager pays the sub-adviser monthly compensation calculated daily by applying the annual rate of 0.40% to the Fund's daily net assets of up to $100 million and 0.35% to the Fund's daily net assets in excess of $100 million. The investment manager has also entered into a separate sub-advisory agreement with the sub-adviser which provides that the investment manager may delegate to the sub-adviser certain investment advisory responsibilities for the Tax-Free Funds for a fee, payable by the investment manager, at an annual rate of 0.20% of the daily net assets of these Funds. However, the investment manager does not currently intend to utilize the sub-adviser's services with regard to the Tax-Free Funds. As of the date this prospectus was written, the investment manager had not previously managed portfolio assets.

As described in the Funds' prospectus, Viking Management has contractually agreed to waive its fees or reimburse each Fund for its expenses through August 1, 2009, so that the Tax-Free Funds' total annual operating expenses during this period will not exceed 0.85% of their average daily net assets, and the Large-Cap Fund's total annual operating expenses during this period will not exceed 1.35% of its average daily net assets. These contractual waivers may not be altered by the investment manager during the stated period.

The Funds have also entered into an agreement with Viking Management to provide administrative services, portfolio accounting and transfer agent services to each of the Funds for a fee at an annual rate of 0.15% of daily net assets, plus a per account charge and reimbursement of certain direct expenses.

Custodian. First International Bank and Trust, 3001 25th Street, South, Fargo, North Dakota 58103, serves as custodian of the securities and other assets of the Funds.



Auditor. Brady, Martz & Associates, P.C., 207 East Broadway, Suite 200, Bismarck, ND 58501, serves as each Fund's independent auditor.

PORTFOLIO TRANSACTIONS

Viking Management and the sub-adviser (pursuant to authorization in its sub-advisory agreement with Viking Management) place orders for the purchase and sale of portfolio securities on behalf of the Funds, and will do so in accordance with the policies described below.

For transactions in fixed-income securities, purchases and sales of portfoliosecurities generally are transacted with issuers, underwriters, or dealers that serve as primary market-makers, who act as principals for the securities on a net basis. The Funds typically do not pay brokerage commissions for such purchases and sales. Instead, the price paid for newly issued securities usually includes a concession or discount paid by the issuer to the underwriter, and the prices quoted by market-makers reflect a spread between the bid and the asked prices from which the dealer derives a profit. In effecting securities transactions, each Fund seeks to obtain the best price and execution of orders. For transactions in fixed-income securities, selection of broker-dealers is generally based on the availability of a security and its price and on the overall quality of execution provided by the broker-dealer.

In purchasing and selling portfolio securities other than as described above (for example, in the secondary market), each Fund seeks to obtain best execution at the most favorable prices through responsible broker-dealers and, in the case of agency transactions, at competitive commission rates. In selecting broker-dealers to execute transactions, Viking Management and the sub-adviser consider such factors as the price of the security, the rate of commission, the size and difficulty of the order, and the reliability, integrity, financial condition, and general execution and operational capabilities of competing broker-dealers. In agency transactions, Viking Management and the sub-adviser also may consider the brokerage and research services that broker-dealers provide to the Funds or Viking Management.

Each Fund may execute agency portfolio transactions with broker-dealers who provide research and execution services to the Fund or other investment accounts over which Viking Management or the sub-adviser exercises investment discretion. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing, or selling securities; and the availability of securities or the purchasers or sellers of securities. In addition, such broker-dealers may furnish analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of investment accounts; and effect securities transactions and perform functions incidental thereto (such as clearance and settlement).

Subject to applicable limitations of the federal securities laws, the Funds may pay a broker-dealer commissions for agency transactions that are in excess of the amount of commissions charged by other broker-dealers in recognition of their research and execution services. In order to cause the Funds to pay such higher commissions, Viking Management or the sub-adviser must determine in good faith that such commissions are reasonable in relation to the value of the brokerage and research services provided by such executing broker-dealers. In reaching this determination, they will not attempt to place a specific dollar value on the brokerage and research services provided, or to determine what portion of the compensation should be related to those services.

No Fund effects transactions with or through broker-dealers in accordance with any formula or for selling shares of a Fund. However, broker-dealers who effect or execute portfolio transactions may from time to time effect purchases of Fund shares for their customers. To the extent permitted by applicable law, Viking Management and the sub-adviser are authorized to allocate portfolio transactions in a manner that takes into account assistance received in the distribution of shares of the Funds or other Viking Funds and to use the research services of brokerage and other firms that have provided such assistance.

Viking Management and the sub-adviser may allocate brokerage transactions to broker-dealers who have entered into arrangements with Viking Management under which the broker-dealer allocates a portion of the commissions paid by a Fund toward the reduction of that Fund's expenses. The transaction quality must, however, be comparable to those of other qualified broker-dealers.

The Board periodically reviews Viking Management and the sub-adviser to assess each entity's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of each Fund and reviews the commissions paid by the Fund over representative periods of time to determine if they are reasonable in relation to the benefits to the Fund.

Investment decisions for each Fund are made independently from those of other Funds managed by Viking Management and the sub-adviser. It sometimes happens that the same security is held in the portfolio of more than one of these funds or investment accounts. Simultaneous transactions are inevitable when several funds and investment accounts are managed by the same investment adviser, particularly when the same security is suitable for the investment objective of more than one fund or investment account.

When two or more Funds or accounts are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with procedures believed to be appropriate and equitable for each Fund or account. In some cases this system could have a detrimental effect on the price or value of the security as far as each Fund is concerned. In other cases, however, the ability of the Funds to participate in volume transactions will produce better executions and prices for the Funds. It is the current opinion of the Trustees that the desirability of retaining Viking Management and the sub-adviser as investment adviser and sub-adviser to the Funds outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.


Distributions and Taxes

Tax-Free Funds

Distributions of net investment income. By meeting certain requirements of the Internal Revenue Code (the "Code"), each Fund intends to qualify to pay "exempt-interest dividends" to shareholders. These dividends are derived from interest income exempt from federal income tax, and they are not subject to federal income tax when they are distributed. In addition, to the extent that exempt-interest dividends are derived from interest on obligations of a state or its political subdivisions, or from interest on qualifying U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands or Guam), they will also be exempt from that state's personal income taxes. A state generally does not grant tax-free treatment to interest on state and municipal securities of other states.

At the end of each calendar year, each Fund will provide you with the percentage of any dividends paid that qualify for tax-free treatment on your personal income tax return. You should consult with your personal tax adviser to determine the application of your state and local laws to these distributions. Corporate shareholders should consult with their corporate tax advisers about whether any of their distributions may be exempt from corporate income or franchise taxes.

Each Fund may earn taxable income on any temporary investments, on the excess of short-term capital gains over long-term capital losses ("net short-term capital gain"), or on ordinary income derived from the sale of market discount bonds. Any distributions by a Fund from that income will be taxable to you as ordinary income, whether you take them in cash or additional shares.

From time to time, a Fund may buy a tax-exempt bond in the secondary market for a price that is less than the principal amount of the bond. This discount is called market discount if it exceeds a de minimis amount specified in the Code. A portion of the gain on sale or disposition of market discount bonds (not exceeding the accrued portion of market discount at the time of the sale) is treated as ordinary income rather than capital gain. Any distribution by a Fund of this income will be taxable as ordinary income to you. The amount of market discount, if any, is expected to be small.

Dividends-received deduction for corporations.   Because each Tax-Free Fund's
income is derived from interest rather than dividends, no portion of its distributions will be eligible for the corporate dividends-received deduction.

Treatment of private activity bond interest. Interest on certain non-essential or "private activity bonds" issued after August 7, 1986, while exempt from federal income tax, constitutes a preference item for taxpayers in determining their alternative minimum tax under the Code and under the income tax provisions of several states. Private activity bond interest could subject you to or increase your liability for those taxes, depending on your individual or corporate tax position. Consistent with the Tax-Free Funds' investment goals, each Fund may invest up to 20% of its total assets in private activity bonds if, in the investment manager's opinion, those bonds represent the most attractive investment opportunity then available to the Fund. Persons who are "substantial users" as defined in the Code, or persons related to such users, of facilities financed by private activity bonds should consult with their tax advisers before buying shares in a Fund.

The Code also imposes certain limitations and restrictions on the use of tax-exempt bond financing for non-governmental business activities, including activities financed by certain industrial development or private activity bonds. Some of these bonds, including bonds for sports arenas, parking facilities, and pollution control facilities, do not pay tax-exempt interest.

Investments in original issue discount (OID) bonds. To the extent a Fund invests in zero coupon municipal bonds or other bonds issued at a discount (ie., with OID), the Fund may have to take into account each year a portion of the OID and distribute that income to maintain its qualification as a regulated investment company. A Fund may have to make these distributions to you prior to its receipt of cash payments.

Defaulted obligations. A Fund may be required to accrue income on defaulted obligations and to distribute that income to you even though it is not currently receiving interest or principal payments on those obligations. To generate cash to satisfy this distribution requirement, the Fund may be required to sell portfolio securities that it otherwise would have continued to hold or to use cash flows from other sources such as the sale of Fund shares.

Large-Cap Fund

Distributions of net investment income. The Fund receives income generally in the form of dividends and interest on its investments. This income, less expenses incurred in the Fund's operation, constitutes its net investment income from which dividends may be paid to you. Any distributions by the Fund from that income will be taxable to you as ordinary income, whether you take them in cash or in additional shares.

Dividends-received deduction for corporations. In some circumstances, a corporate shareholder will be allowed to deduct a portion of Fund dividends, thereby reducing the tax that it would otherwise be required to pay on these dividends. The dividends-received deduction will be available only with respect to dividends designated by the Fund as eligible for that treatment. All dividends (including the deducted portion) must be included in a corporation's alternative minimum taxable income calculation.

All Funds

Distributions of capital gains.   The Funds may derive capital gains and losses
in connection with sales or other dispositions of their portfolio securities. Distributions from net short-term capital gains will be taxable to you as ordinary income. Distributions from net long-term capital gains will be taxable to you as long-term capital gain, regardless of how long you have held your shares in a Fund. Any net capital gains realized by a Fund generally will be distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Fund.

Certain distributions paid in January.   Distributions by a Fund that are
declared in October, November or December to shareholders of record in such a month, and paid in January of the following year will be treated for tax purposes as if they had been received by you on December 31 of the year in which they were declared.

Information on the tax character of distributions. The Funds will inform you of the amount of your dividends and capital gain distributions at the times they are paid and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund shares for a full year, a Fund may designate and distribute to you, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in a Fund.

Election to be taxed as a regulated investment company. Each Fund has elected to be treated as a regulated investment company under Subchapter M of the Code and intends to so qualify for that treatment during the current fiscal year. As regulated investment companies, the Funds generally pay no federal income tax on the income and gains they distribute to you. The Board reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines that course of action to be beneficial to shareholders. In that case, the Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary dividend income to the extent of the Fund's earnings and profits.

Excise tax distribution requirements.   To avoid federal excise taxes, the Code
requires each Fund to distribute to you by December 31 of each year, at a minimum, the following amounts:

* 98% of its taxable ordinary income earned during the calendar year;
* 98% if its capital gain net income earned during the twelve-month period ending October 31 of that year; and
* 100% of any undistributed amounts from the prior year.

Each Fund intends to declare these amounts in December and pay them in December or in January (if they are treated by you as received in December according to the rules described above) to avoid these excise taxes but can give no assurances that its distributions will be sufficient to eliminate all such taxes.

Redemption or exchange of Fund shares. Redemptions and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, or exchange them for shares of a different Viking Mutual Fund, you must report a gain or loss on your redemption or exchange. If you hold your shares as a capital asset, the gain or loss that you realize will be capital gain or loss, and it will be long-term or short-term, depending on how long you hold your shares. Any loss incurred on the redemption or exchange of shares held for six months or less will be disallowed to the extent of any exempt-interest dividends distributed to you with respect to your shares in a Tax-Free Fund and any remaining loss (or the entire loss in the case of the Large-Cap Fund) will be treated as a long-term capital loss to the extent of any net long-term capital gains distributed to you by a Fund on those shares.

All or a portion of any loss that you realize on the redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of distributions or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

Deferral of basis. If you redeem (sell) some or all of your shares in a Fund within 90 days after buying them and then reinvest the sales proceeds in that Fund or invest those proceeds in another Viking Mutual Fund, the sales charge that would otherwise apply to your reinvestment may be reduced or eliminated pursuant to the reinvestment or exchange privilege described in the Funds' prospectus. All or a portion of the sales charge that you paid for your original shares (up to the amount of the reduction of the sales charge on the subsequent reinvestment or investment) will be excluded from your tax basis in these shares sold (for the purpose of determining gain or loss upon the sale of them). Any excluded portion of the sales charge will be added to the tax basis of the shares you subsequently acquire.

U.S. Government obligations. Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by the Fund.

ORGANIZATION, CAPITALIZATION AND OTHER MATTERS
Each Fund is a separate operating series of Viking Mutual Funds (the "Trust"), a Delaware business trust organized pursuant to a Trust Instrument dated March 30, 1999. The Trust is registered under the 1940 Act as an open-end management investment company, commonly known as a mutual fund. The Trust has three separate operating series. Two of its series, the Tax-Free Funds, are non-diversified, and the Large-Cap Fund is diversified. Each series of the Trust invests all of its net investable assets in a separate portfolio of securities. The Trustees of the Trust may establish additional series or classes of shares without the approval of shareholders. The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.

Description of Shares. Each Fund is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of the Fund represent equal proportionate interests in the assets of the Fund only and have identical voting, dividend, redemption, liquidation, and other rights. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other rights to subscribe to any additional shares.

Shareholder Meetings. The Trustees of the Trust do not intend to hold annual meetings of shareholders of any Fund. The Trustees will call special meetings of shareholders of a Fund only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of the Fund entitled to vote.

Certain Provisions of Trust Instrument. Under Delaware law, the shareholders of each Fund will not be personally liable for the obligations of that Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of a corporation. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or a Fund contain a statement that such obligation may be enforced only against the assets of the Trust or Fund and provides for indemnification out of Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations, respectively.

BUYING AND SELLING SHARES

The Funds continuously offer their shares through securities dealers who have an agreement with Viking Fund Distributors, LLC ("Distributors"). A securities dealer includes any financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Funds. This reference is for convenience only and does not indicate a legal conclusion of capacity. Banks and financial institutions that sell shares of the Funds may be required by state law to register as securities dealers.

All checks, drafts, wires and other payment mediums used to buy or sell shares of the Funds must be denominated in U.S. dollars. The Funds may either (a) reject any order to buy or sell shares denominated in any other currency or (b) honor the transaction and make adjustments to your account for the transaction as of a date and with a foreign currency exchange factor determined by the drawee bank.

If you buy shares through the reinvestment of dividends, the shares will be purchased at the net asset value determined on the business day following the dividend record date (sometimes known as the "ex-dividend date").

Initial sales charges. For the Tax-Free Funds, the maximum initial sales charge is 4.50%. For the Large-Cap Fund, the maximum initial sales charge is 5.25%. The initial sales charge may be reduced for certain large purchases, as described in the prospectus. We offer several ways for you to combine your purchases of shares of the Funds to take advantage of the lower sales charges for large purchases.

Cumulative quantity discount. For purposes of calculating the sales charge, you may combine the amount of your current purchase with the cost or current value, whichever is higher, of your existing shares in the Funds. You may also combine the shares of your spouse, children under the age of 21 or grandchildren under the age of 21. If you are the sole owner of a company, you may also add any company accounts, including retirement plan accounts. Companies with one or more retirement plans may add together the total plan assets invested in the Funds to determine the sales charge that applies.

Letter of Intent (LOI). You may buy shares at a reduced sales charge by completing the letter of intent section of your account application. A letter of intent is a commitment by you to invest a specified dollar amount during a 13 month period. The amount you agree to invest determines the sales charge you pay. By completing the letter of intent section of the application, you acknowledge and agree to the following:

* You authorize Distributors to reserve 5% of your total intended purchase registered in your name until you fulfill your LOI. Your periodic statements will include the reserved shares in the total shares you own, and we will pay or reinvest dividend and capital gain distributions on the reserved shares according to the distribution option you have chosen.

* You give Distributors a security interest in the reserved shares and appoint Distributors as attorney-in-fact.

* Distributors may sell any or all of the reserved shares to cover any additional sales charge if you do not fulfill the terms of the LOI.

* Although you may exchange your shares, you may not sell reserved shares until you complete the LOI or pay the higher sales charge.

After you file your LOI with a Fund, you may buy shares at the sales charge applicable to the amount specified in your LOI. Sales charge reductions based on purchases in more than one Fund will be effective only after notification to Distributors that the investment qualifies for a discount. Any purchases you made within 90 days before you filed your LOI may also qualify for a retroactive reduction in the sales charge. If you file your LOI with a Fund before a change in the Fund's sales charge, you may complete your LOI at the lower of the new sales charge or the sales charge in effect when the LOI was filed.

Your holdings in the Funds acquired more than 90 days before you filed your LOI will be counted towards the completion of the LOI, but they will not be entitled to a retroactive reduction in the sales charge. Any redemptions you make during the 13 month period will be subtracted from the amount of the purchases for purposes of determining whether the terms of the LOI have been completed.

If the terms of your LOI are met, the reserved shares will be deposited to an account in your name or delivered to you as you direct. If the amount of your total purchases, less redemptions, is more than the amount specified in your LOI and is an amount that would qualify for a further sales charge reduction, a retroactive price adjustment will be made by Distributors and the securities dealer through whom purchases were made. The price adjustment will be made on purchases made within 90 days before and on those made after you filed your LOI and will be applied towards the purchase of additional shares at the offering price applicable to a single purchase on the dollar amount of the total purchases.

If the amount of your total purchases, less redemptions, is less than the amount specified in your LOI, the sales charge will be adjusted upward, depending on the actual amount purchased (less redemptions) during the period. You will need to send Distributors an amount equal to the difference in the actual dollar amount of sales charge paid and the amount of sales charge that would have applied to the total purchases if the total of the purchases had been made at one time. Upon payment of this amount, the reserved shares held for your account will be deposited to an account in your name or delivered to you or as your direct. If within 20 days after written request the difference in sales charge is not paid, we will redeem an appropriate number of reserved shares to realize the difference. If you redeem the total amount in your account before you fulfill your LOI, we will deduct the additional sales charge due from the sale proceeds and forward the balance to you.

For LOIs filed on behalf of certain retirement plans, the level and any reduction in sales charge for these plans will be based on actual plan participation and the projected investments in the Funds under the LOI. These plans are not subject to the requirement to reserve 5% of the total intended purchase or to the policy on upward adjustments in sales charges described above, or to any penalty as a result of the early termination of a plan, nor are these plans entitled to receive retroactive adjustments in price for investments made before executing the LOI.

Group purchases. If you are a member of a qualified group, you may buy shares at a reduced sales charge that applies to the group as a whole. The sales charge is based on the combined dollar value of the group members' existing investments, plus the amount of the current purchase.

A qualified group is one that:

* Was formed at least six months ago
* Has a purpose other than buying fund shares at a discount
* Has more than 10 members
* Can arrange for meetings between our representatives and group members
* Agrees to include the Funds' sales and other materials in publications and mailings to its members at reduced or no cost to Distributors

Dealer compensation. Financial institutions or their affiliated brokers may receive an agency transaction fee as described in the Funds' prospectus.

Distributors and/or its affiliates provide financial support to various securities dealers that sell shares of the Funds. This support is based primarily on the amount of sales of Fund shares. The amount of support may be affected by: total sales; net sales; levels of redemptions; the proportion of a securities dealer's sales and marketing efforts in the Funds; a securities dealer's support of, and participation in, Distributors' marketing programs; a securities dealer's compensation programs for its registered representatives; and the extent of a securities dealer's marketing programs relating to the Funds. Financial support to securities dealers may be made by payments from Distributors' resources, from Distributors' retention of underwriting concessions and from payments to Distributors under Rule 12b-1 plans. In addition, certain securities dealers may receive brokerage commissions generated by Fund portfolio transactions in accordance with the rules of the National Association of Securities Dealers, Inc. ("NASD").

Distributors may sponsor due diligence meetings for registered representatives during which they receive updates on various Funds and are afforded the opportunity to speak with portfolio managers. Invitation to these meetings is not conditioned on selling a specific number of shares. Those who have shown an interest in the Funds, however, are more likely to be considered. To the extent permitted by their firm's policies and procedures, registered representatives' expenses in attending these meetings may be covered by Distributors.

Exchange privilege.   If you request the exchange of the total value of your
account, declared but unpaid income dividends and capital gain distributions will be exchanged into the new Fund and invested at net asset value. Backup withholding and information reporting may apply.

If a substantial number of shareholders should, within a short period, sell their Fund shares under the exchange privilege, the Fund might have to sell portfolio securities it might otherwise hold and incur the additional costs related to such transactions. On the other hand, increased use of the exchange privilege may result in periodic large inflows of money. If this occurs, it is the Funds' general policy to initially invest this money in shares of other investment companies, short-term U.S. Government obligations or cash and cash equivalents, unless it is believed that attractive investment opportunities consistent with the Funds' investment goals exist immediately. This money will then be withdrawn from the shares of other investment companies, short-term U.S. Government obligations or cash and cash equivalents and invested in portfolio securities in as orderly a manner as is possible when attractive investment opportunities arise.

The sale of Fund shares to complete an exchange will be effected at net asset value at the close of business on the day the request for exchange is received in proper form.

Systematic withdrawal plan. Our systematic withdrawal plan allows you to sell your shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. The value of your account must be at least $5,000 and the minimum payment amount for each withdrawal must be at least $25. For retirement plans subject to mandatory distribution requirements, the $25 minimum will not apply. There are no service charges for establishing or maintaining a systematic withdrawal plan.

Payments under the plan will be made from the redemption of an equivalent amount of shares in your account, generally on the 25th day of the month in which a payment is scheduled. If the 25th falls on a weekend or holiday, we will process the redemption on the next business day. When you sell your shares under a systematic withdrawal plan, it is a taxable transaction.

To avoid paying sales charges on money you plan to withdraw within a short period of time, you may not want to set up a systematic withdrawal plan if you plan to buy shares on a regular basis.

Redeeming shares through a systematic withdrawal plan may reduce or exhaust the shares in your account. This is especially likely to occur if there is a market decline. If a withdrawal amount exceeds the value of your account, your account will be closed and the remaining balance in your account will be sent to you.

You may discontinue a systematic withdrawal plan or change the amount and schedule of withdrawal payments by notifying us by mail or by phone at least seven business days before the end of the month preceding a scheduled payment. The Funds may discontinue a systematic withdrawal plan by notifying you in writing and will automatically discontinue a systematic withdrawal plan if all shares in your account are withdrawn or if the Fund receives notification of the shareholder's death or incapacity.

Redemptions in kind. Each Fund is obligated to pay in cash (by check) all requests for redemption by any shareholder of record, limited in amount, however, during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of the 90-day period. This commitment is irrevocable without the prior approval of the Securities and Exchange Commission ("SEC"). In the case of redemption requests in excess of these amounts, the Board reserves the right to make payments in whole or in part in securities or other assets of the Fund, in case of an emergency, or if the payment of such a redemption in cash would be detrimental to the existing shareholders of a Fund. In these circumstances, the securities distributed would be valued at the price used to compute the Fund's net assets and you may incur brokerage fees in converting the securities to cash. The Funds do not intend to redeem illiquid securities in kind. If this happens, however, you may not be able to recover your investment in a timely manner.

Share certificates. We will credit your shares to your Fund account. We do not issue share certificates unless you specifically request them. This eliminates the costly problem of replacing lost, stolen or destroyed certificates. If a certificate is lost, stolen or destroyed, you may have to pay an insurance premium to replace it.

Any outstanding share certificates must be returned to the Fund if you want to sell or exchange those shares or if you would like to start a systematic withdrawal plan. The certificates should be properly endorsed. You can do this either by signing the back of the certificate or by completing a share assignment form. For your protection, you may prefer to complete a share assignment form and to send the certificate and assignment form in separate envelopes.

General information. If dividend checks are returned to the Funds marked "unable to forward" by the postal service, we will consider this a request by you to change your dividend option to reinvest all distributions. The proceeds will be reinvested in additional shares at net asset value until we receive new instructions.

Distribution or redemption checks sent to you do not earn interest or any other income during the time the checks remain uncashed. Neither the Funds nor their affiliates will be liable for any loss caused by your failure to cash such checks. The Funds are not responsible for tracking down uncashed checks, unless a check is returned as undeliverable.

In most cases, if mail is returned as undeliverable we are required to take certain steps to try to find you free of charge. If these attempts are unsuccessful, however, we may deduct the costs of any additional efforts to find you from your account. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for its location services.

The wiring of redemption proceeds is a special service that we make available whenever possible. By offering this service to you, the Funds are not bound to meet any redemption request in less than the seven day period prescribed by law. Neither the Funds nor their agents shall be liable to you or any other person if, for any reason, a redemption request by wire is not processed as described in the prospectus.

Viking Management may pay certain financial institutions that maintain omnibus accounts with the Funds on behalf of numerous beneficial owners for recordkeeping operations performed with respect to such owners. For each beneficial owner in the omnibus account, a Fund may reimburse Viking Management an amount not to exceed the per account fee that the Fund normally pays Viking Management for Shareholder Services. These financial institutions may also charge a fee for their services directly to their clients.

If you buy or sell shares through your securities dealer, we use the net asset value next calculated after your securities dealer receives your request, which should be promptly transmitted to the Fund. If you sell shares through your securities dealer, it is your dealer's responsibility to transmit the order to the Fund in a timely fashion. Any loss to you resulting from your dealer's failure to transmit your redemption order to the Fund in a timely fashion must be settled between you and your securities dealer.

In the event of disputes involving multiple claims of ownership or authority to control your account, each Fund has the right (but has no obligation) to: (a) freeze the account and require the written agreement of all persons deemed by the Fund to have a potential property interest in the account, before executing instructions regarding the account; (b) interplead disputed funds or accounts with a court of competent jurisdiction; or (c) surrender ownership of all or a portion of the account to the IRS in response to a notice of levy.

PRICING SHARES

When you buy shares, you pay the offering price. The offering price is the net asset value (NAV) per share plus any applicable sales charge, calculated to two decimal places using standard rounding criteria. When you sell shares, you receive the NAV.

The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

The Funds calculate the NAV per share each business day at the close of trading on the New York Stock Exchange (normally 3:00 p.m. central time). The Funds do not calculate the NAV on days the New York Stock Exchange (NYSE) is closed for trading.

When determining its NAV, each Fund values cash and receivables at their realizable amounts, and records interest as accrued and dividends on the ex-dividend date. If market quotations are readily available for portfolio securities listed on a securities exchange or on the NASDAQ National Market System, each Fund values those securities at the last quoted sale price of the day or, if there is no reported sale, within the range of the most recent quoted bid and ask prices. Each Fund values over-the-counter portfolio securities within the range of the most recent quoted bid and ask prices.

Generally, trading in corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times before the close of the NYSE. The value of these securities used in computing the NAV is determined as of such times. Occasionally, events affecting the values of these securities may occur between the times at which they are determined and the close of the NYSE. If events materially affecting the values of these securities occur during this period, the securities will be valued at their fair value determined in good faith following procedures approved by the Board.

Municipal securities are valued by Viking Management using a matrix system which estimates market values from yield data relating to securities with similar characteristics.

Securities and other assets for which market prices are not readily available are valued at fair value as determined following procedures approved by the Board. With the approval of the Board, the Funds may use a pricing service, bank or securities dealer to perform any of the above described functions.

The Underwriter

Viking Fund Distributors, LLC ("Viking Distributors") acts as the principal underwriter in the continuous public offering of the Funds' shares. Viking Distributors is located at 1400 14th Ave. SW, Minot, ND 58701.

Viking Distributors pays the expenses of the distribution of Fund shares, including advertising expenses and the costs of printing sales material and prospectuses used to offer shares to the public. Each Fund pays the expenses of preparing and printing amendments to its registration statements and prospectuses (other than those necessitated by the activities of Viking Distributors) and of sending prospectuses to existing shareholders.

Viking Distributors may be entitled to reimbursement under the Rule 12b-1 plan, as discussed below. Except as noted, Viking Distributors receives no other compensation from the Funds for acting as underwriter.

Distribution and service (12b-1) fees. The Funds have adopted a distribution and service plan dated May 26, 1999 with respect to each Fund (the "Plan"), in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of the NASD regarding asset-based sales charges.

Pursuant to the Plan, each Fund may compensate Viking Distributors for its expenditures in financing any activity primarily intended to result in the sale of Fund shares and for maintenance and personal service provided to existing shareholders. The Plan authorizes payments to Viking Distributors of up to 0.25% annually of the average daily net assets of the Tax-Free Funds. The Plan authorizes payments to Viking Distributors of up to 0.40% annually of the average daily net assets of the Large-Cap Fund. All distribution expenses over this amount will be borne by those who have incurred them.

The Plan. The Plan further provides for periodic payments by Viking Distributors to brokers, dealers and other financial intermediaries for providing shareholder services and for promotional and other sales related costs. These expenses may include, among others, distribution or service fees paid to securities dealers or others who have executed a dealer agreement with the Funds, Viking Distributors or its affiliates; a prorated portion of Viking Distributor's overhead expenses; and the expenses of printing prospectuses and reports used for sales purposes; and preparing and distributing sales literature and advertisements. The portion of payments by a Fund for shareholder servicing may not exceed an annual rate of 0.25% of the average daily net asset value of Fund shares owned by clients of such broker, dealer or financial intermediary.

The fee is an expense. This means that all shareholders, regardless of when they purchased their shares, will bear Rule 12b-1 expenses at the same rate. The Plan does not permit unreimbursed expenses incurred in a particular year to be carried over to be reimbursed in later years.

In addition to the payments that Viking Distributors or others are entitled to under the Plan, the Plan also provides that to the extent each Fund, Viking Management or Viking Distributors or other parties on behalf of the Fund, make payments that are deemed to be for the financing of any activity primarily intended to result in the sale of Fund shares within the context of Rule 12b-1 under the 1940 Act, then such payments shall be deemed to have been made pursuant to the Plan. The terms and provisions of the Plan relating to required reports, term, and approval are consistent with Rule 12b-1.

The Plan has been approved in accordance with the provisions of Rule 12b-1. The Plan is renewable annually by a vote of the Board, including a majority vote of the Board members who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plan, cast in person at a meeting called for that purpose. It is also required that the selection and nomination of such Board members be done by the noninterested members of the Fund's Board. The Plan and any related agreement may be terminated at any time, without penalty, by vote of a majority of the noninterested Board members on not more than 60 days' written notice, by Viking Distributors on not more than 60 days' written notice, by any act that constitutes an assignment of the management agreement with the manager or by vote of a majority of the outstanding shares of the Fund. Viking Distributors or any dealer or other firm may also terminate their respective dealer agreement at any time upon written notice.

The Plan and any related agreements may not be amended to increase materially the amount to be spent for distribution expenses without approval by a majority of the outstanding shares of the Fund, and all material amendments to the Plan or any related agreements shall be approved by a vote of the noninterested Board members, cast in person at a meeting called for the purpose of voting on any such amendment.

Distributors is required to report in writing to the Board at least quarterly on the amounts and purpose of any payment made under the Plan and any related agreements, as well as to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination of whether the Plan should be continued.

PERFORMANCE

Performance quotations are subject to SEC rules. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by a Fund be accompanied by certain standardized performance information computed as required by the SEC. Average annual total return and current yield quotations used by the Funds are based on the standardized methods of computing performance mandated by the SEC. An explanation of these and other methods used by the Funds to compute or express performance follows. Regardless of the method used, past performance does not guarantee future results, and is an indication of the return to shareholders only for the limited historical period used. When this prospectus was written, the Funds were new and did not have any performance to report.

Average annual total return. Average annual total return is determined by finding the average annual rates of return that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes the maximum initial sales charge is deducted from the initial $1,000 purchase, and income dividends and capital gain distributions are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period. If a change is made to the sales charge structure, historical performance information will be restated to reflect the maximum initial sales charge currently in effect.

When considering the average annual total return quotations, you should keep in mind that the maximum initial sales charge reflected in each quotation is a one time fee charged on all direct purchases, which will have its greatest impact during the early stages of your investment. This charge will affect actual performance less the longer you retain your investment in a Fund.

These figures will be calculated according to the SEC formula:

 P(1+T)n = ERV
where:
P = a hypothetical initial payment of $1,000
T = average annual total return
n = number of years
ERV = ending redeemable value of a hypothetical $1,000 payment made at the
beginning of each    period at the end of each period

Cumulative total return. Like average annual total return, cumulative total return assumes the maximum initial sales charge is deducted from the initial $1,000 purchase, and income dividends and capital gain distributions are reinvested at net asset value. Cumulative total return, however, is based on the actual return for a specified period rather than on the average return over the periods.

Current yield. Current yield shows the income per share earned by a Fund. It is calculated by dividing the net investment income per share earned during a 30-day base period by the applicable maximum offering price per share on the last day of the period and annualizing the result. Expenses accrued for the period include any fees charged to all shareholders of the Fund during the base period.


These figures will be obtained using the following SEC formula:

Yield = 2 [(a-b + 1)6 - 1]
             cd

where:
a = dividends and interest earned during the period
b = expenses accrued for the period (net of reimbursements)
c = the average daily number of shares outstanding during the period that were
entitled to receive   dividends
d = the maximum offering price per share on the last day of the period

Taxable-equivalent yield. The Tax-Free Funds may also quote a taxable-equivalent yield that shows the before-tax yield that would have to be earned from a taxable investment to equal the yield for the Fund. Taxable-equivalent yield is computed by dividing the portion of the Funds' yield that is tax-exempt by one minus the highest applicable combined federal and state income tax rate and adding the product to the portion of the Funds yield that is not tax-exempt.

As of April 30, 1999, the federal income tax rate upon which the taxable-equivalent yield quotations are based was 39.6%. As of April 30, 1999, the state income tax rate upon which the taxable-equivalent yields are also based was 11.00% (with an effective rate of 6.64% after the federal income tax deduction) and 5.54%, respectively, for Montana and North Dakota. As a result, as of April 30, 1999, the combined federal and state income tax rates upon which the taxable-equivalent yield quotations are based was 46.24% and 45.14% for Montana and North Dakota, respectively. From time to time, as any changes to the rates become effective, taxable-equivalent yield quotations advertised by the Funds will be updated to reflect these changes. The Funds expect updates may be necessary as tax rates are changed by federal and state governments. The advantage of tax-free investments, like the Funds, will be enhanced by any tax rate increases. Therefore, the details of specific tax increases may be used in sales material for the Funds.

Current distribution rate.   Current yield, which is calculated according to a
formula prescribed by the SEC, is not indicative of the amounts which were or will be paid to shareholders. Amounts paid to shareholders are reflected in the quoted current distribution rate or taxable-equivalent rate. The current distribution rate is usually computed by annualizing the dividends paid per share by a Fund during a certain period and dividing that amount by the current maximum offering price.

Volatility. Occasionally statistics may be used to show a fund's volatility or risk. Measures of volatility or risk are generally used to compare a fund's net asset value or performance to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market, as represented by an index considered representative of the types of securities in which the fund invests. A beta of more than 1.00 indicates volatility greater than the market and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is used to measure variability of net asset value or total return around an average over a specified period of time. The idea is that greater volatility means greater risk undertaken in achieving performance.

Other performance quotations. The Funds may also quote the performance of shares without a sales charge. Sales literature and advertising may quote a current distribution rate, yield, cumulative total return, average annual total return and other measures of performance with the substitution of net asset value for the public offering price.

The Funds may include in their advertising or sales material information relating to investment goals and performance results of the Funds. Viking Management is adviser and parent company to the underwriter of the Funds.

COMPARISONS

To help you better evaluate how an investment in a Fund may satisfy your investment goal, advertisements and other materials about the Fund may discuss certain measures of Fund performance as reported by various financial publications. Materials may also compare performance (as calculated above) to performance as reported by other investments, indices, and averages. These comparisons may include, but are not limited to, the following examples:

* Dow Jones Composite Average and its component averages - a price-weighted average of 65 stocks that trade on the New York Stock Exchange. The average is a combination of the Dow Jones Industrial Average (30 blue-chip stocks that are generally leaders in their industry), the Dow Jones Transportation Average (20 transportation stocks), and the Dow Jones Utilities Average (15 utility stocks involved in the production of electrical energy).
* Standard & Poor's 500 Stock Index or its component indices - a capitalization-weighted index designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
* Russell 3000 Index or its component indices - measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
* The New York Stock Exchange composite or component indices - an unmanaged index of all industrial, utilities, transportation, and finance stocks listed on the NYSE.
* Wilshire 5000 Equity Index - represents the return on the market value of all common equity securities for which daily pricing is available. Comparisons of performance assume reinvestment of dividends.
* CDA Mutual Fund Report, published by CDA Investment Technologies, Inc. - analyzes price, current yield, risk, total return, and average rate of return (average annual compounded growth rate) over specified time periods for the mutual fund industry.
* Mutual Fund Source Book, published by Morningstar, Inc. - analyzes price, yield, risk, and total return for mutual funds.
* Financial publications: The Wall Street Journal, Business Week, Changing Times, Financial World, Forbes, Fortune, and Money magazines - provide performance statistics over specified time periods.
* Consumer Price Index (or Cost of Living Index), published by the U.S. Bureau of Labor Statistics - a statistical measure of change, over time, in the price of goods and services in major expenditure groups.
* Stocks, Bonds, Bills, and Inflation, published by Ibbotson Associates - historical measure of yield, price, and total return for common and small company stock, long-term government bonds, Treasury bills, and inflation.
* Lehman Brothers Municipal Bond Index or its component indices - measures yield, price and total return for the municipal bond market.
* Bond Buyer 20 Index - an index of municipal bond yields based upon yields of 20 general obligation bonds maturing in 20 years.
* Bond Buyer 40 Index - an index composed of the yield to maturity of 40 bonds. The index attempts to track the new-issue market as closely as possible, so it changes bonds twice a month, adding all new bonds that meet certain requirements and deleting an equivalent number according to their secondary market trading activity. As a result, the average par call date, average maturity date, and average coupon rate can and have changed over time. The average maturity generally has been about 29-30 years.
* Morningstar - information published by Morningstar, Inc., including Morningstar proprietary mutual fund ratings. The ratings reflect Morningstar's assessment of the historical risk-adjusted performance of a fund over specified time periods relative to other funds within its category.
* Lipper - Mutual Fund Performance Analysis and Lipper - Fixed Income Fund Performance Analysis - measure total return and average current yield for the mutual fund industry and rank individual mutual fund performance over specified time periods, assuming reinvestment of all distributions, exclusive of any applicable sales charges.

From time to time advertisements or information for each Fund may include a discussion of certain attributes or benefits to be derived from an investment in the Fund. The advertisements or information may include symbols, headlines, or other material that highlights or summarizes the information discussed in more detail in the communication.

Advertisements or sales material issued by each Fund may also discuss or be based upon information in a recent issue of the Special Report on Tax Freedom Day published by the Tax Foundation, a Washington, D.C. based nonprofit research and public education organization. The report illustrates, among other things, the annual amount of time the average taxpayer works to satisfy his or her tax obligations to the federal, state and local taxing authorities.

Advertisements or information may also compare each Fund's performance to the return on CDs or other investments. You should be aware, however, that an investment in a Fund involves the risk of fluctuation of principal value, a risk generally not present in an investment in a CD issued by a bank. For example, as the general level of interest rates rise, the value of a Fund's fixed-income investments, as well as the value of its shares that are based upon the value of such portfolio investments, can be expected to decrease. Conversely, when interest rates decrease, the value of a Fund's shares can be expected to increase. CDs are frequently insured by an agency of the U.S. government. An investment in a Fund is not insured by any federal, state or private entity.

In assessing comparisons of performance, you should keep in mind that the composition of the investments in the reported indices and averages is not identical to a Fund's portfolio, the indices and averages are generally unmanaged, and the items included in the calculations of the averages may not be identical to the formula used by a Fund to calculate its figures. In addition, there can be no assurance that a Fund will continue its performance as compared to these other averages.

DESCRIPTION OF BOND RATINGS

MOODY'S

Aaa: Municipal bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Municipal bonds rated Aa are judged to be high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger.

A: Municipal bonds rated A possess many favorable investment attributes and are considered upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa: Municipal bonds rated Baa are considered medium-grade obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Ba: Municipal bonds rated Ba are judged to have predominantly speculative elements and their future cannot be considered well assured. Often the protection of interest and principal payments may be very moderate and, thereby, not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Municipal bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Municipal bonds rated Caa are of poor standing. These issues may be in default or there may be present elements of danger with respect to principal or interest.

Con.(-): Municipal bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals that begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon the completion of construction or the elimination of the basis of the condition.

S&P

AAA: Municipal bonds rated AAA are the highest-grade obligations. They possess the ultimate degree of protection as to principal and interest. In the market, they move with interest rates and, hence, provide the maximum safety on all counts.

AA: Municipal bonds rated AA also qualify as high-grade obligations, and in the majority of instances differ from AAA issues only in a small degree. Here, too, prices move with the long-term money market.

A: Municipal bonds rated A are regarded as upper medium-grade. They have considerable investment strength but are not entirely free from adverse effects of changes in economic and trade conditions. Interest and principal are regarded as safe. They predominantly reflect money rates in their market behavior but also, to some extent, economic conditions.

BBB: Municipal bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC: Municipal bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While these bonds will likely have some quality and protective characteristics, they are outweighed by large uncertainties or major risk exposures to adverse conditions.

PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

FITCH

AAA: Municipal bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal that is unlikely to be affected by reasonably foreseeable events.

AA: Municipal bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong although not quite as strong as bonds rated AAA and not significantly vulnerable to foreseeable future developments.

A: Municipal bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Municipal bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB: Municipal bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. Business and financial alternatives can be identified, however, that could assist the obligor in satisfying its debt service requirements.

B: Municipal bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Municipal bonds rated CCC have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

Plus (+) or minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus or minus signs are not used with the AAA category.

APPENDIX A - INFORMATION ABOUT THE VIKING TAX-FREE FUND FOR MONTANA


Viking Tax-Free Fund For Montana

              What is the Viking Tax-Free Fund for Montana ?

Viking Tax-Free Fund for Montana is a mutual fund that invests in tax-free municipal bonds. It has been created especially for the benefit of the residents of Montana. The Fund's objective is to seek the highest level of current income that is exempt from federal and Montana personal income taxes and is consistent with preservation of capital.1 In seeking to achieve this objective the Fund will invest primarily in Montana municipal bonds, but may also invest in a limited number of tax-free municipal bonds of other issuers, which are also exempt from state of Montana and Federal income taxes.

                  What are tax-free municipal bonds ?

They are bonds issued by states and their political subdivisions, such as counties, cities, local public authorities and agencies, which are specifically designated to finance various infrastructure needs such as schools, highways, hospitals, airports and water and sewer facilities. Municipal bonds provide for the borrowing by a municipality for such purposes and the obligation of the issuer to repay the borrowed funds and the interest on those funds. Tax-free municipal bonds normally pay a fixed rate of interest every year until they mature ( unless they are called and redeemed earlier by the municipality ). As an investment, tax-free municipal bonds are generally considered as offering the second highest degree of safety and security available -second only to U. S. Government obligations. Interest on most Montana tax-free municipal bonds is exempt, under present tax laws, from Federal income tax and generally from the income taxes of the state of Montana as well. However, if you are subject to the alternative minimum tax, a limited amount of your income from the Fund may be taxable.

1. Distributions of capital gains and ordinary income, if any, are generally taxable.

Mutual Funds, Annuities and other investment products:
*  Are not FDIC insured;
* Are not deposits or obligations of, or guaranteed by, any financial institution;
* Are subject to investment risks, including possible loss of the principal amount invested.

                      How does the Fund operate ?

The Fund combines your investment with that of many other Montana investors to purchase a diverse portfolio of high quality Montana municipal bonds having various maturities. The diversification of the Fund's portfolio is designed to provide a higher element of safety to the investor than might be the case through the direct purchase and ownership of individual tax-free municipal bonds.

                 Who manages the Fund's portfolio ?

Viking Fund Management, LLC of Minot, Montana serves as the Fund's investment adviser, providing full time professional management. As an open-end mutual fund, the Fund is actively managed by Viking Fund Management, LLC. The adviser continually monitors interest rate trends and the quality, diversification and maturity of tax-free municipal bonds used in the Fund's portfolio. Although the adviser will assess the outlook for interest rates, it believes interest rate movements are unpredictable. As a result the adviser will not speculate with shareholders money by changing the investment style of the Fund every time it thinks interest rates might change, rather it will employ a buy and hold strategy which will result in low portfolio turnover. This reduces the number of transactions that could result in taxable distributions to shareholders.

               What size investment can be made in the Fund ?

The Fund is designed for almost any size investment. The minimum initial investment in the Fund is $500- a much smaller amount than if you were to buy a tax-free municipal bond directly. You may also open an account by establishing an automatic investment plan that makes purchases of $25 or more each month. You may make any size investment you wish above the minimum initial amount. Just as important, any subsequent investment you make may be of any amount above the $25 minimum.

                      How often does the Fund pay dividends ?

Dividends are declared daily and paid at the end of each month. Unless you specifically request otherwise, your dividends and distributions will be invested automatically for you in full and fractional shares of the Fund at the then current Net Asset Value per share, without any sales charge. You can, if you wish, have the dividends or distributions paid to you by check each month, electronically transferred to your personal bank account or invested in another Viking Mutual Fund of your choice at Net Asset Value.

                  How liquid is your investment in the Fund ?

Essentially, you have ready liquidity, although you should consider the Fund a long-term investment. You may redeem all or part of your investment on any business day at the next determined Net Asset Value of the Fund's shares. Redemptions may be made in a number of different ways as outlined more fully in the prospectus. There are no redemption fees or withdrawal penalties in shares of the Fund. You should be aware that, because tax-free municipal bonds vary in market price and since the Fund's price per share is determined by the market value of the bonds in the Fund's portfolio at the time of any redemption by you, the per share price you receive may be more or less than what you originally paid.

       What are some of the benefits you receive from buying shares of a tax-free municipal bond fund ?

In addition to the professional management supplied by Viking Fund Management, LLC, you also benefit from greater diversification and from economies of scale. By purchasing shares of a tax-free municipal bond fund you avoid the administrative problems and transaction costs associated with the purchase and sale of individual municipal bonds. You can also reinvest your income on a monthly basis regardless of the amount. With individual municipal bonds you only receive income twice a year and can only reinvest in additional municipal bonds if your investment income is in increments of $1,000 or more.

                     Is the Fund right for you ?

This is something that you, with the help of your investment representative, must decide. The Fund is intended as a long-term investment to assist you in obtaining tax-free income. To help you judge the benefits of such tax-free income you should refer to the section entitled "What does tax-free income mean to you ?" which shows how much a taxable investment would have to yield to match tax-free income under present State of Montana and federal income tax laws.

               What  rate of return will the Fund yield ?

The Fund does not have a fixed rate of return. The rate of return will vary with the composition of the Fund's portfolio and market conditions. The Fund's adviser ( Viking Fund Management, LLC ) will, however, seek the highest level of current income that is exempt from Federal and Montana income taxes and is consistent with preservation of capital. Investors should realize that since the Fund has a continuously managed portfolio, it will have operating expenses, including a management fee. These expenses are deducted from the gross income of the Fund's portfolio in determining dividends. The Fund's investment manager has contractually agreed to waive its fees or reimburse the Fund for its expenses through August 1, 2009, so that the Fund's total operating expenses during this period will not exceed 0.85% of its average net assets on an annual basis.

              How can you find out what the Fund's yield is ?

You may do so by calling the Fund, toll free at 1-800-933-8413. The latest 30 day yield is available to you on any business day between 8:30 a.m. and 5:00 p.m. central time at this number.

              Who maintains the Fund's portfolio securities ?

First International Bank and Trust ( founded in 1910 ), Fargo, North Dakota is the custodian of all the securities and monies owned by the Fund.

            How do you keep track of your investment in the Fund ?

You will receive a statement from the Fund subsequent to the end of each quarter or periodically from your investment brokerage firm as to the status of your account. Any time you put money into or take money out of your account, a confirmation will be sent to you. In addition, an audited report on the Fund is sent to you annually, as well as an unaudited semi-annual report. For your further convenience, if your shares are kept with the Fund, you may call your account supervisor at Viking Fund Management, LLC, the shareholder servicing agent for the Fund, toll free at 1-800-933-8413, on any business day to get an update on your account.

                   What does tax-free income mean to you ?

Find your combined federal and Montana state income tax bracket in the chart below and then read across the table to see the taxable yield needed to equal a double tax-free yield. This table is for illustrative purposes only and does not imply current or future yield.*

Federal    Combined          Equivalent   Taxable   Yields
tax rate   tax rate

28.0%       35.9%    6.24%     7.02%       7.80%     8.58%     9.36%   10.14%
31.0%       38.6%    6.51%     7.33%       8.14%     8.96%     9.77%   10.59%
36.0%       43.0%    7.02%     7.89%       8.77%     9.65%    10.53%   11.40%
39.6%       46.2%    7.43%     8.36%       9.29%    10.22%    111.15   12.08%
Double tax-          4.0%      4.5%        5.0%      5.5%       6.0%    6.5%
free yield

*Based on published tax rates as of 1/1/99.

                     How do you invest in the Fund ?

You may do so easily through your local investment broker at the public offering price as described in the prospectus. The prospectus contains complete details about the Fund and an application. Read it carefully before you invest. There is a maximum sales charge of 4.5% included in the public offering price of Fund shares.

    How do you get answers to any other questions you might have ?

Your local investment representative should be able to answer any questions you might have, or you may call the Fund , toll free at 1-800-933-8413 between 8:30 a.m. and 5:00 p.m. central time.


Tax-Free Income
Plus

Low initial investment

Convenience

Diversification

Liquidity

Automatic dividend reinvestment

Automatic investment plan

Telephone investment

Electronic transfer of dividends to your personal bank account

See Your Investment Representative
Or
Call Toll Free 1-800-933-8413

Your best investment may be an investment representative

You may feel overwhelmed by the sheer volume of investment choices available in the market today. An investment representative can help you define your needs and narrow the search for an investment that can help you meet your unique investment goals. The guidance and advice of an experienced investment professional can prove invaluable as you put together a plan to meet your individual needs.


APPENDIX B - INFORMATION ABOUT THE VIKING TAX-FREE FUND FOR NORTH DAKOTA


Viking Tax-Free Fund For North Dakota

              What is the Viking Tax-Free Fund for North Dakota ?

Viking Tax-Free Fund for North Dakota is a mutual fund that invests in tax-Free municipal bonds. It has been created especially for the benefit of the residents of North Dakota. The Fund's objective is to seek the highest level of current income that is exempt from federal and North Dakota personal income taxes and is consistent with preservation of capital.1 In seeking to achieve this objective the Fund will invest primarily in North Dakota municipal bonds, but may also invest in a limited number of tax-free municipal bonds of other issuers, which are also exempt from state of North Dakota and Federal income taxes.

                  What are tax-free municipal bonds ?

They are bonds issued by states and their political subdivisions, such as counties, cities, local public authorities and agencies, which are specifically designated to finance various infrastructure needs such as schools, highways, hospitals, airports and water and sewer facilities. Municipal bonds provide for the borrowing by a municipality for such purposes and the obligation of the issuer to repay the borrowed funds and the interest on those funds. Tax-free municipal bonds normally pay a fixed rate of interest every year until they mature ( unless they are called and redeemed earlier by the municipality ). As an investment, tax-free municipal bonds are generally considered as offering the second highest degree of safety and security available -second only to U. S. Government obligations. Interest on most North Dakota tax-free municipal bonds is exempt, under present tax laws, from Federal income tax and generally from the income taxes of the state of North Dakota as well. However, if you are subject to the alternative minimum tax, a limited amount of your income from the Fund may be taxable.

1. Distributions of capital gains and ordinary income, if any, are generally taxable.

Mutual Funds, Annuities and other investment products:
*  Are not FDIC insured;
* Are not deposits or obligations of, or guaranteed by, any financial institution;
* Are subject to investment risks, including possible loss of the principal amount invested.

                      How does the Fund operate ?

The Fund combines your investment with that of many other North Dakota Investors to purchase a diverse portfolio of high quality North Dakota municipal bonds having various maturities. The diversification of the Fund's portfolio is designed to provide a higher element of safety to the investor than might be the case through the direct purchase and ownership of individual tax-free municipal bonds.

                 Who manages the Fund's portfolio ?

Viking Fund Management, LLC of Minot, North Dakota serves as the Fund's Investment adviser, providing full time professional management. As an open-end mutual fund, the Fund is actively managed by Viking Fund Management, LLC. The adviser continually monitors interest rate trends and the quality, diversification and maturity of tax-free municipal bonds used in the Fund's portfolio. Although the adviser will assess the outlook for interest rates, it believes interest rate movements are unpredictable. As a result the adviser will not speculate with shareholders money by changing the investment style of the Fund every time it thinks interest rates might change, rather it will employ a buy and hold strategy which will result in low portfolio turnover. This reduces the number of transactions that could result in taxable distributions to shareholders.

               What size investment can be made in the Fund ?

The Fund is designed for almost any size investment. The minimum initial investment in the Fund is $500- a much smaller amount than if you were to buy a tax-free municipal bond directly. You may also open an account by establishing an automatic investment plan that makes purchases of $25 or more each month. You may make any size investment you wish above the minimum initial amount. Just as important, any subsequent investment you make may be of any amount above the $25 minimum.

                      How often does the Fund pay dividends ?

Dividends are declared daily and paid at the end of each month. Unless you specifically request otherwise, your dividends and distributions will be invested automatically for you in full and fractional shares of the Fund at the then current Net Asset Value per share, without any sales charge. You can, if you wish, have the dividends or distributions paid to you by check each month, electronically transferred to your personal bank account or invested in another Viking Mutual Fund of your choice at Net Asset Value.

                  How liquid is your investment in the Fund ?

Essentially, you have ready liquidity, although you should consider the Fund a long-term investment. You may redeem all or part of your investment on any business day at the next determined Net Asset Value of the Fund's shares. Redemptions may be made in a number of different ways as outlined more fully in the prospectus. There are no redemption fees or withdrawal penalties in shares of the Fund. You should be aware that, because tax-free municipal bonds vary in market price and since the Fund's price per share is determined by the market value of the bonds in the Fund's portfolio at the time of any redemption by you, the per share price you receive may be more or less than what you originally paid.

       What are some of the benefits you receive from buying shares of a tax-free municipal bond fund ?

In addition to the professional management supplied by Viking Fund Management, LLC, you also benefit from greater diversification and from economies of scale. By purchasing shares of a tax-free municipal bond fund you avoid the administrative problems and transaction costs associated with the purchase and sale of individual municipal bonds. You can also reinvest your income on a monthly basis regardless of the amount. With individual municipal bonds you only receive income twice a year and can only reinvest in additional municipal bonds if your investment income is in increments of $1,000 or more.

                     Is the Fund right for you ?

This is something that you, with the help of your investment representative, must decide. The Fund is intended as a long-term investment to assist you in obtaining tax-free income. To help you judge the benefits of such tax-free income you should refer to the section entitled "What does tax-free income mean to you ?" which shows how much a taxable investment would have to yield to match tax-free income under present State of North Dakota and federal income tax laws.

               What  rate of return will the Fund yield ?

The Fund does not have a fixed rate of return. The rate of return will vary with the composition of the Fund's portfolio and market conditions. The Fund's adviser ( Viking Fund Management, LLC ) will, however, seek the highest level of current income that is exempt from Federal and North Dakota income taxes and is consistent with preservation of capital. Investors should realize that since the Fund has a continuously managed portfolio, it will have operating expenses, including a management fee. These expenses are deducted from the gross income of the Fund's portfolio in determining dividends. The Fund's investment manager has contractually agreed to waive its fees or reimburse the Fund for its expenses through August 1, 2009, so that the Fund's total operating expenses during this period will not exceed 0.85% of its average net assets on an annual basis.

              How can you find out what the Fund's yield is ?

You may do so by calling the Fund, toll free at 1-800-933-8413. The latest 30 day yield is available to you on any business day between 8:30 a.m. and 5:00 p.m. central time at this number.

              Who maintains the Fund's portfolio securities ?

First International Bank and Trust ( founded in 1910 ), Fargo, North Dakota is the custodian of all the securities and monies owned by the Fund.

            How do you keep track of your investment in the Fund ?

You will receive a statement from the Fund subsequent to the end of each quarter or periodically from your investment brokerage firm as to the status of your account. Any time you put money into or take money out of your account, a confirmation will be sent to you. In addition, an audited report on the Fund is sent to you annually, as well as an unaudited semi-annual report. For your further convenience, if your shares are kept with the Fund, you may call your account supervisor at Viking Fund Management, LLC, the shareholder servicing agent for the Fund, toll free at 1-800-933-8413, on any business day to get an update on your account.

                   What does tax-free income mean to you ?

Find your combined federal and North Dakota state income tax bracket in the chart below and then read across the table to see the taxable yield needed to equal a double tax-free yield. This table is for illustrative purposes only and does not imply current or future yield.*

Federal    Combined          Equivalent   Taxable   Yields
tax rate   tax rate

28.0%       31.92%   6.61%     7.34%       8.08%     8.81%     9.55%   10.28%
31.0%       35.34%   6.96%     7.73%       8.51%     9.28%    10.05%   10.83%
36.0%       41.04%   7.63%     8.48%       9.33%    10.18%    11.02%   11.87%
39.6%       45.14%   8.20%     9.11%      10.03%    10.94%    11.85%   12.76%
Double tax-          4.5%      5.0%        5.5%      6.0%       6.5%    7.0%
free yield

*Based on published tax rates as of 1/1/99.

                     How do you invest in the Fund ?

You may do so easily through your local investment broker at the public offering price as described in the prospectus. The prospectus contains complete details about the Fund and an application. Read it carefully before you invest. There is a maximum sales charge of 4.5% included in the public offering price of Fund shares.

    How do you get answers to any other questions you might have ?

Your local investment representative should be able to answer any questions you might have, or you may call the Fund , toll free at 1-800-933-8413 between 8:30 a.m. and 5:00 p.m. central time.


Tax-Free Income
Plus

Low initial investment

Convenience

Diversification

Liquidity

Automatic dividend reinvestment

Automatic investment plan

Telephone investment

Electronic transfer of dividends to your personal bank account

See Your Investment Representative
Or
Call Toll Free 1-800-933-8413

Your best investment may be an investment representative

You may feel overwhelmed by the sheer volume of investment choices available in the market today. An investment representative can help you define your needs and narrow the search for an investment that can help you meet your unique investment goals. The guidance and advice of an experienced investment professional can prove invaluable as you put together a plan to meet your individual needs.


APPENDIX C - INFORMATION ABOUT THE VIKING LARGE-CAP VALUE FUND


Viking Large-Cap Value Fund

                  What is the Viking Large-Cap Value Fund?

Viking Large-Cap Value Fund is a mutual fund that seeks long-term total return and capital preservation by investing primarily in the equity securities of U.S. corporations that are leaders in their industries. The Fund's investment committee invests the Fund's assets by pursuing a value-oriented strategy which is meant to help you gain a level of comfort necessary to properly maintain a long-term perspective.


                     What is a value-oriented strategy?

A value-oriented strategy begins with a screening process by the investment committee that identifies growing companies whose stocks sell at discounted price-to earnings and price-to-cash flow multiples. Favored are companies that maintain strong balance sheets and provide above-average dividend yields. We believe that a disciplined approach results in premium returns over the long haul with substantially less volatility.


                How does a value-oriented strategy work?

*   The process begins with a database of 10,000 public companies.
* Screen this equity universe based on capitalization & valuation to generate a research universe.
* Quantitatively analyze balance sheets, income & cash flow statements to generate 100-150 research candidates.
*   Qualitative assessment of most attractive research candidates.
*   Interview company management.
*   Review research analysis.
*   Apply the decision of the investment committee consensus.
*   Establish a valuation target for each holding.
*   Construct the Fund's portfolio.

                 Who manages the Fund's portfolio?

The Fund's portfolio is managed by FOX ASSET MANAGEMENT of Little Silver, NJ. The company was founded in 1985 by J. Peter Skirkanich who also serves as the investment committee chairman. Fox manages more than $2 billion for investors that include Volvo of North America, Industrial Commission of Arizona, University of Wyoming, the Ziegler Foundation and others.


           Who maintains the Fund's portfolio securities?

 First International Bank & Trust (founded in 1910), Fargo, North Dakota is the custodian of all the securities and monies owned by the Fund.

              What size investment can be made in the Fund?

The Fund is designed for almost any size investment. The minimum initial investment in the Fund is $500 ($250 for IRAs). You may also open an account by establishing an automatic investment plan that makes purchases of $25 or more each month. You may make any size investment you wish above the minimum initial amount. However, please take note of the sales charge breakpoints as listed in the prospectus. Just as important, any subsequent investment you make may be of any amount above the $25 minimum

          How do you keep track of your investment in the Fund?

You will receive a statement from the Fund subsequent to the end of each quarter or periodically from your investment brokerage firm as to the status of your account. Additionally, any time you put money into or take money out of your account, a confirmation will be sent to you. In addition, an audited report on the Fund is sent to you annually, as well as an unaudited semi-annual report. For your further convenience, if your shares are kept with the Fund, you may call your Account Supervisor at Viking Fund Management, LLC, the Shareholder Servicing Agent for the Fund, toll free at 1-800-933-8413, on any business day to get an update on your account.

            How liquid is your investment in the fund?

Essentially, you have ready liquidity, although you should consider the Fund a long-term investment. You may redeem all or part of your investment on any business day at the next determined Net Asset Value of the Fund's shares. Redemption may be made in a number of different ways as outlined more fully in the prospectus. There are no redemption fees or withdrawal penalties on shares of the Fund. You should be aware that, because stocks vary in market price and since the Fund's price per share is determined by the market value of the stocks in the Fund's portfolio at the time of any redemption by you, the per share price you receive may be more or less than what you originally paid.


                      Is the Fund right for you?

This is something that you with the help of your Investment Representative must ultimately decide for yourself. The Fund is intended as a long-term investment to assist you in obtaining growth of your investment while controlling risk. To help you decide how the Fund will fit into your investment plans you should refer to the section in this brochure titled "Investment Philosophy" which describes how the Fund is Managed.

                   How do you invest in the Fund?

You may do so easily through your local investment representative at the public offering price as described in the prospectus. The prospectus provided by your Investment Representative contains more complete details about the Fund and an application. You should read the prospectus carefully before investing. There is a maximum sales charge of 5.25% included in the offering price of Fund shares.

        How do you get answers to any other questions you might have?

Your local Investment Representative should be able to answer any questions you might have. Or you may call the Fund toll free at 1-800-933-8413 between 8:30 a.m. and 5:00 p.m. central time.



                     What are the Fund's expenses?

Investors should realize that since the Fund has a continuously managed portfolio, it will have operating expenses, including a management fee. The Fund's investment manager has contractually agreed to waive its fees or reimburse the Fund for its expenses through August 1, 2009, so that the Fund's total operating expenses during this period will not exceed 1.35% of its average net assets on an annual basis.

Investment Philosophy


Fox Asset Management, value-oriented investment management since 1985, believes that a disciplined, value-oriented investment approach results in premium returns over the long haul with substantially less volatility (see
Exhibit 1).

Fox applies various aspects of modern security analysis, works of certain academicians and practitioners, and a reverent perspective of stock market history to our large-cap equity practice.

Fox typically invests in larger companies led by strong and proven management, which have generally demonstrated an ability to produce leading products and services. It is the Fund's firm belief that the purchase of undervalued yet financially sound and well-managed companies results in the creation of long-term shareholder wealth.

The various components of the Fund's value-oriented philosophy are as follows:

* Low P/E with Above-Average Earnings Growth
* Low Price-to-Cash Flow
* Strong Financial Condition
* Solid Dividend Yield

VALUE-ORIENTED INVESTMENT


Plus

Convenience

Diversification

Liquidity

Automatic Investment Plan Options

Low Initial Investment

Automatic Reinvestment of Distributions

Telephone Investment

Quarterly Statements

SEE YOUR INVESTMENT REPRESENTATIVE

OR

CALL TOLL FREE 1-800-933-8413

          Your best investment may be an investment Representative

You may feel overwhelmed by the sheer volume of investment choices available in the market today. An investment representative can help you define your needs and narrow the search for an investment that can help you meet your unique investment goals. The guidance and advice of an experienced investment professional can prove invaluable as you put together a plan to meet your individual needs.


                    VIKING TAX-FREE FUND FOR MONTANA

                   Statement of Assets & Liabilities
                                As of
                            July 26, 1999


                   Viking Tax-Free fund for Montana

                         Table of Contents



                                                         Page

REPORT OF INDEPENDENT ACCOUNTANT                           1

FINANCIAL STATEMENT:

     Statement of Assets and Liabilities                   2

     Notes to Financial Statement                          3-4


BRADY
MARTZ
CERTIFIED PUBLIC ACCOUNTANTS




                 REPORT OF INDEPENDENT ACCOUNTANT




To the Shareholders and Board of Trustees
Viking Tax-Free Fund for Montana


We have audited the accompanying statement of assets and liabilities of Viking Tax-Free Fund For Montana (the Fund), (one of the operating series of the Viking Mutual Funds) as of July 26, 1999. This financial statement is the responsibility of the Fund's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets and liabilities is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of assets and liabilities. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statement referred to above presents fairly, in All material respects, the financial position of Viking Tax-Free Fund For Montana of the Viking Mutual Funds as of July 26, 1999, in conformity with Generally accepted accounting principles.


/s/ Brady, Martz
BRADY, MARTZ & ASSOCIATES, P.C.

July 27, 1999


VIKING TAX-FREE FUND FOR MONTANA

Statement of Assets and Liabilities

July 26, 1999




                                  ASSETS
Cash                                                          $100,000
                                                              ========

                                LIABILITIES
Total Liabilities                                             $   -
                                                              ========


                                 NET ASSETS

Net assets (applicable to 10,001 shares, $.001 par value,
    Issued and outstanding, unlimited shares authorized)      $100,010
                                                              ========

Net asset value per share                                     $  10.00
                                                              ========


The accompanying notes are an integral part of these financial statements.


VIKING TAX-FREE FUND FOR MONTANA

Notes to Statement of Assets and Liabilities

July 26, 1999




NOTE 1     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Viking Tax-Free Fund for Montana (the "Fund") is a separate operating series of Viking Mutual Funds (the "Trust") which intends to be registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Trust may offer multiple portfolios; currently three are offered. Viking Mutual Funds is an incorporated business trust organized under Delaware law on March 30, 1999. The Trust has had no operations to date other than matters relating to its organization and registration under the 1940 Act and the sale and issuance of 10,001 Fund shares to Viking Fund Management, LLC ("Viking Management") for $100,010.

The significant accounting policies of the Fund include the following:

Federal Income Taxes - The Fund intends to qualify as a "regulated investment company" and as such (and by complying with the applicable provisions of the Internal Revenue Code of 1986, as amended) will not be subject to federal Income tax on taxable income (including realized capital gains) that is Distributed to shareholders.


NOTE 2     INVESTMENT ADIVSORY, ADMINISTRATION AND OTHER TRANSACTIONS
           WITH AFFILIATES

Viking Management, the Fund's investment adviser and transfer agent, is the Fund's sponsor. Viking Fund Distributors, LLC ("Viking Distributors"), the Fund's underwriter, is a subsidiary of Viking Management. Certain officers and trustees of the Fund are also officers and governors of the above companies.

Viking Management has agreed to pay the organization expenses and registration fees associated with the Fund's initial filing.

The Fund has engaged Viking Management to provide investment advisory services to the Fund. The Investment Advisory Agreement provides for fees to be computed at an annual rate of 0.50% of the Fund's average daily net assets.

The Fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act, whereby the Fund shall pay to Viking Distributors, its principal underwriter, an annual fee for certain expenses incurred by Viking Distributors in connection with the distribution of the Fund's shares. The annual fee paid to Viking Distributors under the Plan will be calculated daily and paid monthly by the Fund at the annual rate of 0.25% of the average daily net assets of the Fund.

The Fund has also entered into an agreement with Viking Management to provide administrative services, portfolio accounting and transfer agent services for the Fund for a fee at an annual rate of 0.15% of daily net assets, plus a per account charge and reimbursement of certain direct expenses.

Viking Management has contractually agreed to waive its fees or reimburse the Fund for its expenses through August 1, 2009, so that the Fund's total operating expenses during the period will not exceed 0.85% of its average net assets on an annual basis. This contractual waiver may not be altered by Viking Management during the stated period.









                    VIKING TAX-FREE FUND FOR NORTH DAKOTA

                   Statement of Assets & Liabilities
                                As of
                            July 26, 1999


                   Viking Tax-Free fund for North Dakota

                         Table of Contents



                                                         Page

REPORT OF INDEPENDENT ACCOUNTANT                           1

FINANCIAL STATEMENT:

     Statement of Assets and Liabilities                   2

     Notes to Financial Statement                          3-4


BRADY
MARTZ
CERTIFIED PUBLIC ACCOUNTANTS




                 REPORT OF INDEPENDENT ACCOUNTANT




To the Shareholders and Board of Trustees
Viking Tax-Free Fund for North Dakota


We have audited the accompanying statement of assets and liabilities of Viking Tax-Free Fund For North Dakota (the Fund),(one of the operating series of the Viking Mutual Funds) as of July 26, 1999. This financial statement is the responsibility of the Fund's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets and liabilities is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of assets and liabilities. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statement referred to above presents fairly, in All material respects, the financial position of Viking Tax-Free Fund For
North Dakota of the Viking Mutual Funds as of July 26, 1999, in conformity with Generally accepted accounting principles.


/s/ Brady, Martz
BRADY, MARTZ & ASSOCIATES, P.C.

July 27, 1999


VIKING TAX-FREE FUND FOR NORTH DAKOTA

Statement of Assets and Liabilities

July 26, 1999




                                  ASSETS
Cash                                                          $10
                                                              ========

                                LIABILITIES
Total Liabilities                                             $   -
                                                              ========


                                 NET ASSETS

Net assets (applicable to 1 share, $.001 par value,
    Issued and outstanding, unlimited shares authorized)      $10
                                                              ========

Net asset value per share                                     $ 10
                                                              ========


The accompanying notes are an integral part of these financial statements.


VIKING TAX-FREE FUND FOR NORTH DAKOTA

Notes to Statement of Assets and Liabilities

July 26, 1999




NOTE 1     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Viking Tax-Free Fund for North Dakota (the "Fund") is a separate operating Series of Viking Mutual Funds (the "Trust") which intends to be registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Trust may offer multiple portfolios; currently three are offered. Viking Mutual Funds is an incorporated business trust organized under Delaware law on March 30, 1999. The Trust has had no operations to date other than matters relating to its organization and registration under the 1940 Act and the sale and issuance of one Fund shares to Viking Fund Management, LLC ("Viking Management") for $10.

The significant accounting policies of the Fund include the following:

Federal Income Taxes - The Fund intends to qualify as a "regulated investment company" and as such (and by complying with the applicable provisions of the Internal Revenue Code of 1986, as amended) will not be subject to federal Income tax on taxable income (including realized capital gains) that is Distributed to shareholders.


NOTE 2     INVESTMENT ADIVSORY, ADMINISTRATION AND OTHER TRANSACTIONS
           WITH AFFILIATES

Viking Management, the Fund's investment adviser and transfer agent, is the Fund's sponsor. Viking Fund Distributors, LLC ("Viking Distributors"), the Fund's underwriter, is a subsidiary of Viking Management. Certain officers and trustees of the Fund are also officers and governors of the above companies.

Viking Management has agreed to pay the organization expenses and registration fees associated with the Fund's initial filing.

The Fund has engaged Viking Management to provide investment advisory services to the Fund. The Investment Advisory Agreement provides for fees to be computed at an annual rate of 0.50% of the Fund's average daily net assets.

The Fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act, whereby the Fund shall pay to Viking Distributors, its principal underwriter, an annual fee for certain expenses incurred by Viking Distributors in connection with the distribution of the Fund's shares. The annual fee paid to Viking Distributors under the Plan will be calculated daily and paid monthly by the Fund at the annual rate of 0.25% of the average daily net assets of the Fund.

The Fund has also entered into an agreement with Viking Management to provide administrative services, portfolio accounting and transfer agent services for the Fund for a fee at an annual rate of 0.15% of daily net assets, plus a per account charge and reimbursement of certain direct expenses.

Viking Management has contractually agreed to waive its fees or reimburse the Fund for its expenses through August 1, 2009, so that the Fund's total operating expenses during the period will not exceed 0.85% of its average net assets on an annual basis. This contractual waiver may not be altered by Viking Management during the stated period.








                    VIKING LARGE-CAP VALUE FUND

                   Statement of Assets & Liabilities
                                As of
                            July 26, 1999


                   Viking LARGE-CAP VALUE FUND

                         Table of Contents



                                                         Page

REPORT OF INDEPENDENT ACCOUNTANT                           1

FINANCIAL STATEMENT:

     Statement of Assets and Liabilities                   2

     Notes to Financial Statement                          3-4


BRADY
MARTZ
CERTIFIED PUBLIC ACCOUNTANTS




                 REPORT OF INDEPENDENT ACCOUNTANT




To the Shareholders and Board of Trustees
Viking Large-Cap Value Fund


We have audited the accompanying statement of assets and liabilities of Viking Large-Cap Value Fund (the Fund),(one of the operating series of the Viking Mutual Funds) as of July 26, 1999. This financial statement is the responsibility of the Fund's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets and liabilities is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of assets and liabilities. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statement referred to above presents fairly, in All material respects, the financial position of Viking Large-Cap Value Fund of the Viking Mutual Funds as of July 26, 1999, in conformity with Generally accepted accounting principles.


/s/ Brady, Martz
BRADY, MARTZ & ASSOCIATES, P.C.

July 27, 1999


VIKING LARGE-CAP VALUE FUND

Statement of Assets and Liabilities

July 26, 1999




                                  ASSETS
Cash                                                          $10
                                                              ========

                                LIABILITIES
Total Liabilities                                             $   -
                                                              ========


                                 NET ASSETS

Net assets (applicable to 1 share, $.001 par value,
    Issued and outstanding, unlimited shares authorized)      $10
                                                              ========

Net asset value per share                                     $ 10
                                                              ========


The accompanying notes are an integral part of these financial statements.


VIKING LARGE-CAP VALUE FUND

Notes to Statement of Assets and Liabilities

July 26, 1999




NOTE 1     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Viking Large-Cap Value Fund (the "Fund") is a separate operating series of Viking Mutual Funds (the "Trust") which intends to be registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Trust may offer multiple portfolios; currently three are offered. Viking Mutual Funds is an incorporated business trust organized under Delaware law on March 30, 1999. The Trust has had no operations to date other than matters relating to its organization and registration under the 1940 Act and the sale and issuance of one Fund shares to Viking Fund Management, LLC ("Viking Management") for $10.

The significant accounting policies of the Fund include the following:

Federal Income Taxes - The Fund intends to qualify as a "regulated investment company" and as such (and by complying with the applicable provisions of the Internal Revenue Code of 1986, as amended) will not be subject to federal Income tax on taxable income (including realized capital gains) that is Distributed to shareholders.


NOTE 2     INVESTMENT ADIVSORY, ADMINISTRATION AND OTHER TRANSACTIONS
           WITH AFFILIATES

Viking Management, the Fund's investment adviser and transfer agent, is the Fund's sponsor. Viking Fund Distributors, LLC ("Viking Distributors"), the Fund's underwriter, is a subsidiary of Viking Management. Certain officers and trustees of the Fund are also officers and governors of the above companies.

Viking Management has agreed to pay the organization expenses and registration fees associated with the Fund's initial filing.

The Fund has engaged Viking Management to provide investment advisory services to the Fund. The Investment Advisory Agreement provides for fees to be computed at an annual rate of 0.70% of the Fund's average daily net assets.

The Fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act, whereby the Fund shall pay to Viking Distributors, its principal underwriter, an annual fee for certain expenses incurred by Viking Distributors in connection with the distribution of the Fund's shares. The annual fee paid to Viking Distributors under the Plan will be calculated daily and paid monthly by the Fund at the annual rate of 0.40% of the average daily net assets of the Fund.

The Fund has also entered into an agreement with Viking Management to provide administrative services, portfolio accounting and transfer agent services for the Fund for a fee at an annual rate of 0.15% of daily net assets, plus a per account charge and reimbursement of certain direct expenses.

Viking Management has contractually agreed to waive its fees or reimburse the Fund for its expenses through August 1, 2009, so that the Fund's total operating expenses during the period will not exceed 1.35% of its average net assets on an annual basis. This contractual waiver may not be altered by Viking Management during the stated period.


PART C

                              OTHER INFORMATION

Item 23.     Financial Statements and Exhibits
----------------------------------------------

(a)     Financial Statements: Audited financial statements for the Registrant are included in the Statement of Additional
                              Information.


(b)     Exhibits:
                  Exhibit
                  Number                         Description
                  -------                        -----------

                  (a)           (1)    Certificate of Trust.  Incorporated
                                       by reference to Registrants registration statement, filed May 7, 1999, EDGAR
                                       Accession No. 0001082744-99-000013.

                                (2) Trust Instrument of Viking Mutual Funds. Incorporated by reference to Registrants registration statement, filed May 7, 1999, EDGAR Accession No.
                                       0001082744-99-00013.

                                (3)    Schedule A - Current Series of Viking
                                       Mutual Funds. Incorporated by reference to Registrants registration statement, filed May 7, 1999, EDGAR Accession No. 0001082744-99-00013.

                  (b) By-laws of Viking Mutual Funds. Incorporated by reference to Registrants registration statement, filed May 7, 1999, EDGAR Accession No. 0001082744-99-00013.

                  (c) Declaration of Trust filed under (a) and By-laws filed under (b).

                  (d)           (1)     (i)    Investment Advisory and
                                               Administration Agreement Between
                                               Viking Mutual Funds and Viking
                                               Fund Management, LLC.  Filed
                                               herewith.

                                        (ii)   Schedule A - Series of Viking
                                               Mutual Funds Currently Subject
                                               to the Investment Advisory and
                                               Administration Agreement.  Filed
                                               herewith.

                                        (iii)  Schedule B - Schedule of
                                               Compensation under the
                                               Investment Advisory and
                                               Administration Agreement. Filed
                                               herewith.

                                (2)     (i)    Sub-Advisory Agreement Between
                                               Viking Fund Management, LLC and
                                               Fox Asset Management with
                                               respect to Viking equity funds
                                               Filed herewith.

                                        (ii)   Schedule A -  Series of Viking
                                               Mutual Funds Currently Subject
                                               to the Sub-Advisory Agreement.
                                               Filed herewith.

                                (3)     (i)    Sub-Advisory Agreement Between
                                               Viking Fund Management, LLC and
                                               Fox Asset Management with
                                               respect to Viking municipal
                                               funds Filed herewith.

                                        (ii)   Schedule A -  Series of Viking
                                               Mutual Funds Currently Subject
                                               to the Sub-Advisory Agreement.
                                               Filed herewith.


                  (e)           (1)     Distribution Agreement Between Viking
                                        Mutual Funds and Viking Fund
                                        Distributors, LLC. Filed herewith.

                                (2)     Schedule A - Series of Viking Mutual
                                        Funds Currently Subject to the
                                        Distribution Agreement. Filed herewith.

                  (f)           Bonus, Profit Sharing or Pension Plans.  None.

                  (g)          (1)     Custodian Contract Between Viking Mutual
                                       Funds and First International Bank &
                                       Trust.  Filed herewith.

                               (2)     Schedule of Compensation under the
                                       Custodian Contract. Filed herewith.

                  (h)          (1)     Transfer Agency and Service Agreement
                                       Between Viking Mutual Funds and Viking
                                       Fund Management, LLC.  Filed herewith.
 .
                               (2)     Schedule of Compensation under the
                                       Transfer Agency and Service Agreement.
                                       Filed herewith.

                  (i) Opinion and Consent of Kirkpatrick & Lockhart LLP on Securities Matters with Respect to Viking Mutual Funds. Filed herewith.

                  (j)          Consent of Independent Auditors.  Filed
                               herewith.

                  (k)          Financial Statements Omitted from Prospectus.
                               None.

                  (l)          Letter of Investment Intent.  None.

                  (m)          Plan Pursuant to Rule 12b-1.  Filed herewith.

                  (n)          Financial Data Schedule.  None.

                  (o)          Plan Pursuant to Rule 18f-3.  None.




Item 24.     Persons Controlled by or under Common Control with Registrant
-------      -------------------------------------------------------------

     No person is controlled by or under common control with the Registrant.


Item 25.     Indemnification
-------      ---------------

     A Delaware business trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article IX, Section 2 of the Trust Instrument provides that the Registrant shall indemnify any present or former trustee, officer, employee or agent of the Registrant ("Covered Person") to the fullest extent permitted by law against liability and all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding ("Action") in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other body to be liable to the Registrant or its shareholders by reason of "willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office" ("Disabling Conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant. In the event of a settlement, no indemnification may be provided unless there has been a determination that the officer or trustee did not engage in Disabling Conduct (i) by the court or other body approving the settlement; (ii) by at least a majority of those trustees who are neither interested persons, as that term is defined in the Investment Company Act of 1940 ("1940 Act"), of the Registrant ("Independent Trustees"), nor are parties to the matter based upon a review of readily available facts; or (iii) by written opinion of independent legal counsel based upon a review of readily available facts.

     Pursuant to Article IX, Section 3 of the Trust Instrument, if any present or former shareholder of any series ("Series") of the Registrant shall be held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason, the present or former shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Registrant, on behalf of the affected Series, shall, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("1933 Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.



Item 26.     Business and Other Connections of Adviser
-------      -----------------------------------------
     There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of Viking Fund Management, LLC is, or at any time during the past two years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee.

NAME                            BUSINESS AND OTHER CONNECTIONS
----                            ------------------------------

Shannon D. Radke                Trustee, President and Treasurer, Viking Mutual
                                Funds; Governor and President, Viking Fund
                                Distributors, LLC; Chief Operations Officer,
                                ND Holdings, Inc. until 05/98,  1 North Main,
                                Minot, ND 58703;  Operations Manager, ND
                                Holdings, Inc. until 12/97, 1 North Main,
                                Minot, ND 58703.

Douglas P. Miller               Trustee, Vice President and Secretary, Viking
                                Mutual Funds; Governor, Secretary and
                                Treasured, Viking Fund Distributors, LLC;
                                Controller, ND Holdings, Inc. until 05/98,
                                1 North Main, Minot, ND 58703; Fund Accountant,
                                ND Holdings, Inc. until 05/98, 1 North Main,
                                Minot, ND 58703.

Bruce I. Christianson           Member, General Manager and Governor, South
                                Park Financial Group, LLC, 601-18th Ave. SE,
                                Suite 2, Minot, ND 58701-6732; Partner until
                                12/97 and Employee 01/98 to present, Magic City
                                Financial Group, Limited Partnership, 601-18th
                                Ave. SE, Suite 2, Minot, ND 58701-6732.

Robert J. Lamont                Officer, Director and Employee, Lamont &
                                Skowronek, a Professional Corporation, 116-1st
                                St. SW, Minot, ND 58701; Partner, Lawyer's
                                Realty, 116-1st. St. SW, Minot, ND 58701;
                                Director, Fisher Motors, Inc., 1111 20th Ave.
                                SW, Minot, ND 58701; Director, Glacial
                                Holdings, Inc., 2501 Bel Air Place, Minot, ND
                                58703; Director, Expressway Imports, Inc., 1025
                                East Burdick Expressway, Bismarck, ND 58504;
                                Director and  Past Chairman, Minot Area
                                Development Corporation, 1020 20th Ave. SW,
                                Minot, ND 58701.

John D. Stewart                 President and Owner, Fisher Motors, Inc., 1111
                                20th Ave. SW, Minot, ND 58701; President and
                                Owner, Glacial Holdings, Inc., 2501 Bel Air
                                Place, Minot, ND 58703; Director and Past
                                Chairman, Minot Area Development Corporation,
                                1020 20th Ave. SW, Minot, ND 58701; C.P.A.,
                                Partner, Brady, Martz & Associates, P.C. until
                                09/97, 24 Central Ave. West, Minot, ND 58701.


     The principal address of Viking Mutual Funds and Viking Fund Distributors, LLC is 1400 14th Avenue SW, Minot, North Dakota 58701



Item 27.  Principal Underwriters
--------  ----------------------

     (a) Viking Fund Distributors, LLC, the principal underwriter distributing securities of the Registrant, does not serve as the principal underwriter or distributor for any other investment company.


     (b) Set forth below is information concerning the directors and officers of the Registrant's principal underwriter. The principal business address of each of the persons listed is 1400 14th Avenue SW, Minot, North Dakota 58701, which is also the address of the Registrant's principal underwriter.


                       POSITIONS AND OFFICES         POSITIONS AND OFFICES
NAME                   WITH UNDERWRITER              WITH REGISTRANT
----                   ---------------------         ---------------------

Shannon D. Radke        Governor, President          Trustee, President,
                                                     Treasurer

Douglas P. Miller       Governor, Secretary,         Trustee, Vice President
                        Treasurer,                   Secretary

     (c) No commissions or other compensation were received directly or indirectly from the Registrant by any principal underwriter who was not an affiliated person of the Registrant.


Item 28.     Location of Accounts and Records
-------      --------------------------------

          All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act, as amended, and the rules promulgated thereunder with respect to the Registrant are maintained at the offices of Viking Fund Management, LLC, 1400 14th Avenue SW, Minot, North Dakota 58701, and/or Fox Asset Management, 44 Sycamore Avenue, Little Silver, New Jersey, 07739-1220, except for the Registrant's Trust Instrument and By-laws, minutes of meetings of the Registrant's Trustees and shareholders and the Registrant's policies and contracts, which are maintained at the offices of the Registrant, 1400 14th Avenue SW, Minot, North Dakota 58701.

Item 29.     Management Services
-------      -------------------

          Other than as set forth in Parts A and B of this Registration Statement, the Registrant is not a party to any management-related service contract.

Item 30.     Undertakings
-------      ------------

          None.




                                 SIGNATURES
                                 ----------

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, VIKING MUTUAL FUNDS has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Minot and State of North Dakota on the th day of July, 1999.

                             VIKING MUTUAL FUNDS


                         /s/Shannon D. Radke
                      By:----------------------------
                         Shannon D. Radke
                         President, Treasurer, Trustee

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature                Title                                  Date
--------                 -----                                  ----


/s/Douglas P. Miller
----------------------   Vice-President, Secretary, Trustee  August 3 , 1999
Douglas P. Miller


                              VIKING MUTUAL FUNDS
                        REGISTRATION STATEMENT ON FORM N-1A

                               INDEX TO EXHIBITS

                                                              Sequentially
Exhibit                                                         Numbered
Number                        Description                         Page
-------                       -----------                     ------------

(a)     (1)     Certificate of Trust.  Incorporated by            N.A.
                reference to Registrant's registration statement filed May 7, 1999, EDGAR Accession No.
                0001082744-99-000013.

        (2)     Trust Instrument of Viking Mutual Funds.          N.A.
                Incorporated by reference to Registrant's registration statement filed May 7, 1999, EDGAR Accession No. 0001082744-99-000013

        (3)     Schedule A - Current Series of Viking             N.A.
                Mutual Funds. Incorporated by reference to Registrant's registration statement filed May 7, 1999, EDGAR Accession No. 0001082744-99-000013.

(b)     By-laws of Viking Mutual Funds.   Incorporated by         N.A.
        reference to Registrant's registration statement filed
        May 7, 1999, EDGAR Accession No. 0001082744-99-000013.

(c)     Declaration of Trust filed under (a) and By-laws          N.A.
        filed under (b).

(d)     (1)     (i)     Investment Advisory and                   ----
                        Administration Agreement Between Viking
                        Mutual Funds and Viking Fund Management,
                        LLC.  Filed Herewith.

                (ii)    Schedule A - Series of Viking Mutual      ----
                        Funds Currently Subject to the Investment
                        Advisory and Administration Agreement.
                        Filed Herewith.

                (iii)   Schedule B - Schedule of Compensation     ----
                        Under the Investment Advisory and
                        Administration Agreement. Filed Herewith.

        (2)     (i)     Sub-Advisory Agreement Between Viking     ----
                        Fund Management, LLC and Fox Asset
                        Management with Respect to Viking
                        Equity Funds.  Filed Herewith.

                (ii)    Schedule A -  Series of Viking Mutual     ----
                        Funds Currently Subject to the
                        Sub-Advisory Agreement. Filed Herewith.

        (3)     (i)     Sub-Advisory Agreement Between Viking     ----
                        Fund Management, LLC and Fox Asset
                        Management with Respect to Viking
                        Municipal Funds. Filed Herewith.

                (ii)    Schedule A -  Series of Viking Mutual     ----
                        Funds Currently Subject to the
                        Sub-Advisory Agreement. Filed Herewith

(e)     (1)     Distribution Agreement Between Viking Mutual      ----
                Funds and   Viking Fund Distributors, LLC.
                Filed Herewith.

        (2)     Schedule A - Series of Viking Mutual Funds        ----
                Currently Subject to the Distribution
                Agreement. Filed Herewith.

(f)     Bonus, Profit Sharing or Pension Plans.  None.            N.A.

(g)     (1)     Custodian Contract Between Viking Mutual          ----
                Funds and First International Bank & Trust.
                Filed Herewith.

        (2)     Schedule of Compensation under the                ----
                Custodian Contract. Filed Herewith.

(h)     (1)     Transfer Agency and Service Agreement             ----
                Between Viking Mutual Funds and Viking Fund
                Management, LLC.  Filed Herewith.

        (2)     Schedule of Compensation under the Transfer       ----
                Agency and Service Agreement.  Filed Herewith.

(i)     (1)     Opinion and Consent of Kirkpatrick & Lockhart     ----
                LLP on  Securities Matters with Respect to
                Viking Mutual Funds.  Filed Herewith.

(j)     Consent of Independent Auditors.  Filed Herewith.         ----

(k)     Financial Statements Omitted from Prospectus.             ----
                Filed in SAI

(l)     Letter of Investment Intent.  None.                       N.A.

(m)     Plan Pursuant to Rule 12b-1.  Filed Herewith.             ----

(n)     Financial Data Schedule.  Not applicable                  N.A.

(o)     Plan Pursuant to Rule 18f-3.  None.                       N.A.


                         INVESTMENT ADVISORY AGREEMENT

                          Between VIKING MUTUAL FUNDS

                                      And

                         VIKING FUND MANAGEMENT, LLC


     THIS INVESTMENT ADVISORY AGREEMENT is entered into as of this 28th day of July, 1999, by and between Viking Mutual Funds (the "Trust"), a Delaware business trust, and Viking Fund Management, LLC (the "Adviser"), a limited liability company organized and existing under the laws of the State of North Dakota.

                              WITNESSETH:

     WHEREAS, the Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company;

     WHEREAS, the Trust has established several separate series of shares, each of which represents a separate portfolio of investments, and may establish additional series of shares (each series now or hereafter listed on Schedule A hereto, as such schedule may be amended from time to time, shall be referred to herein as a "Fund");

     WHEREAS, the Adviser is registered as an investment adviser under the Investment Advisers Act of 1940;

     WHEREAS, the Trust desires to retain the Adviser to render investment advice and furnish portfolio management services to each Fund; and

     WHEREAS, the Adviser is willing to render such advice and furnish such services pursuant to the terms and conditions set forth herein;

     NOW, THEREFORE, in consideration of the mutual promises and covenants contained herein, the parties mutually agree as follows:

     1. Employment; Duties of the Adviser. (a) The Trust hereby employs the Adviser as investment adviser of each Fund. The Adviser hereby accepts such employment and agrees to provide the services set forth herein in return for the compensation under Paragraph 8.

            (b) Subject to the supervision and direction of the Board of Trustees of the Trust (the "Trustees"), the Adviser shall provide a continuous investment program for each Fund and shall, as part of its duties hereunder,
(i) furnish investment research and management with respect to the investment of the assets of each Fund, (ii) determine from time to time securities or other investments to be purchased, sold, retained or lent by each Fund, (iii) furnish, without cost to each Fund, such office space, equipment, facilities and personnel as needed for servicing the investments of the Fund to the extent not provided by the Trust's administrator under a separate agreement with the Trust, (iv) maintain all books and records with respect to portfolio transactions of each Fund, and (v) permit its directors, officers and employees to serve, without compensation from the Trust or each Fund, as Trustees or officers of the Trust. The Adviser shall carry out its duties under this Agreement in accordance with each Fund's stated investment objective, policies, and restrictions, the 1940 Act and other applicable laws and regulations, and such other guidelines as the Trustees may reasonably establish from time to time.

            (c) The Adviser will place orders for each Fund either directly with the issuer or with any broker or dealer. In placing orders with brokers and dealers, the Adviser will attempt to obtain the best net results in terms of price and execution. Consistent with this obligation, the Adviser may, in its discretion, purchase and sell portfolio securities to and from brokers and dealers that provide brokerage and research services. The Adviser may pay such brokers and dealers a higher commission than may be charged by other brokers and dealers if the Adviser determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided. This determination may be viewed in terms either of the particular transaction or of the overall responsibility of the Adviser to the Funds and its other clients.

      2. Retention of a Sub-Adviser. Subject to such approval as may be required under the 1940 Act, the Adviser may retain a sub-adviser, at the Adviser's own cost and expense, for the purpose of making investment recommendations and research available to the Adviser. Retention of a sub-adviser with respect to any or all Funds shall in no way reduce the responsibilities or obligations of the Adviser under this Agreement, and the Adviser shall be responsible to the Trust and each such Fund for all acts or omissions of the sub-adviser in connection with the performance of the Adviser's duties hereunder.

     3. Independent Contractor Status; Services Not Exclusive. The Adviser shall, for all purposes herein, be deemed to be an independent contractor. The services to be rendered by the Adviser pursuant to the provisions of this Agreement are not to be deemed exclusive and the Adviser shall therefore be free to render similar or different services to others, provided that, its ability to render the services described herein shall not be impaired thereby.

     4.     Furnishing of Information.     (a) Each Fund shall from time to
time furnish or make available to the Adviser detailed statements of the investments and assets of the Fund, information pertaining to the investment objectives and needs of the Fund, financial reports, proxy statements, and such legal or other information as the Adviser may reasonably request in connection with the performance of its obligations hereunder.

            (b) The Adviser will furnish the Trustees with such periodic and special reports (including data on securities, economic conditions and other pertinent subjects) as the Trustees may reasonably request.

                                  2

     5.     Fund Records.     In compliance with the requirements of Rule 31a-
3 under the 1940 Act, the Adviser agrees that all records which it maintains for the Trust shall be the property of the Trust and shall be surrendered promptly to the Trust upon request. The Adviser further agrees to preserve all such records for the periods prescribed by Rule 31a-2 under the 1940 Act. The Adviser agrees that it will maintain all records and accounts regarding the investment activities of each Fund in a confidential manner. All such accounts or records shall be made available within five (5) business days of request to the accountants or auditors of each Fund during regular business hours at the Adviser's offices. In addition, the Adviser will provide any materials reasonably related to the investment advisory services provided hereunder as may be reasonably requested in writing by the designated officers of the Trust or as may be required by any duly constituted authority.

     6.     Allocation of Costs and Expenses.     (a) The Adviser shall pay
the costs of rendering its services pursuant to the terms of this Agreement, other than the costs of securities (including brokerage commissions, if any) purchased by the Funds.

            (b) Each Fund shall bear all expenses of its operation (including its proportionate share of the general expenses of the Trust) not specifically assumed by the Adviser. Expenses borne by each Fund shall include, but are not limited to, (i) organizational and offering expenses of the Fund and expenses incurred in connection with the issuance of shares of the Fund; (ii) fees of the Trust's custodian and transfer agent; (iii) costs and expenses of pricing and calculating the net asset value per share for each class of the Fund and of maintaining the books and records required by the 1940 Act; (iv) expenditures in connection with meetings of shareholders and Trustees, other than those called solely to accommodate the Adviser; (v) compensation and expenses of Trustees who are not interested persons of the Trust or the Adviser ("Disinterested Trustees"); (vi) the costs of any liability, uncollectible items of deposit and other insurance or fidelity bond; (vii) the cost of preparing, printing, and distributing prospectuses and statements of additional information, any supplements thereto, proxy statements, and reports for existing shareholders; (viii) legal, auditing, and accounting fees; (ix) trade association dues; (x) filing fees and expenses of registering and maintaining registration of shares of the Fund under applicable federal and state securities laws; (xi) brokerage commissions; (xii) taxes and governmental fees; and (xiii) extraordinary and non-recurring expenses.

            (c) To the extent the Adviser incurs any costs which are an obligation of a Fund as set forth herein and to the extent such costs have been reasonably rendered, the Fund shall promptly reimburse the Adviser for such costs.

     8.     Investment Advisory Fees.     (a)     As compensation for the
advice and services rendered and the expenses assumed by the Adviser pursuant hereto, each Fund shall pay to the Adviser a fee computed at the annual rate set forth on Schedule A hereto, as such schedule may be amended from time to time.

          (b) The Adviser may from time to time agree to waive its fees and/or reimburse a Fund for its expenses.

                                  3

          (c) The investment advisory fee shall be accrued daily by each Fund and paid to the Adviser at the end of each calendar month.

          (d) In the case this Agreement becomes effective or terminates with respect to any Fund before the end of any month, the investment advisory fee for that month shall be calculated on the basis of the number of business days during which it is in effect for that month.

     9. Additional Funds. In the event that the Trust establishes one or more series of shares with respect to which it desires to have the Adviser render services under this Agreement, it shall so notify the Adviser in writing. If the Adviser agrees in writing to provide said services, such series of shares shall become a Fund hereunder upon execution of a new Schedule A and the approval of the Trustees and the shareholders of the series as required by the 1940 Act.

     10.     Compliance with Applicable Law.     Nothing contained herein
shall be deemed to require the Funds to take any action contrary to (a) the Trust Instrument of the Trust, (b) the By-Laws of the Trust, or (c) any applicable statute or regulation. Nothing contained herein shall be deemed to relieve or deprive the Trustees of their responsibility for and control of the conduct of the affairs of the Trust or the Funds.

     11.     Liability.     (a)     In the absence of willful misfeasance, bad
faith or gross negligence on the part of the Adviser, or reckless disregard by the Adviser of its obligations or duties hereunder, the Adviser shall not be subject to liability to the Trust or any Fund or its shareholders for any act or omission in the course of or in connection with rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security.

          (b) No provision of this Agreement shall be construed to protect any Trustee or officer of the Trust, or any director or officer of the Adviser, from liability to which such person would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence on the part of such person, or reckless disregard by such person of obligations or duties hereunder.

          (c) Notice is hereby given that this Agreement is executed on behalf of the Trustees as Trustees and not individually. The Adviser acknowledges and agrees that the obligations of a Fund hereunder are not personally binding upon any of the Trustees or shareholders of the Fund but are binding only upon property of that Fund and no other.

     12.     Term of Agreement.     This Agreement shall become effective on
the date above written with respect to each Fund listed on Schedule A hereto on such date and shall continue in effect for two years from such date unless sooner terminated as hereinafter provided. With respect to each series added by execution of a new Schedule A, this Agreement shall become effective on the date of such execution and shall remain in effect for two years after such execution unless sooner terminated as hereinafter provided. Thereafter, this Agreement shall continue in effect with respect to each Fund from year to year so long as such continuation is approved at least annually for each Fund by
(i) the Trustees or by the vote of a majority of the outstanding voting securities of the Fund, and (ii) the vote of a majority of the Disinterested Trustees, with such vote being cast in person at a meeting called for the purpose of voting on such approval.

                                  4

     13.     Termination.    This Agreement may be terminated with respect to
any Fund at any time without payment of any penalty (a) by the Trustees or by vote of a majority of the outstanding voting securities of the Fund, upon delivery of sixty (60) days' written notice to the Adviser, or (b) by the Adviser upon sixty (60) days' written notice to the Fund. Termination of this Agreement with respect to one Fund shall not affect the continued effectiveness of this Agreement with respect to any other Fund. This Agreement shall terminate automatically in the event of its assignment.

     14.     Amendment of Agreement.     This Agreement may only be modified
or amended by mutual written agreement of the parties hereto.

     15.     No Waiver.     The waiver by any party of any breach of or
default under any provision or portion of this Agreement shall not operate as or be construed to be a waiver of any subsequent breach or default.

16.     Use of Name.     In consideration of the execution of this
Agreement, the Adviser hereby grants to the Trust the right to use the name "Viking" as part of its name and the names of the Funds. The Trust agrees that in the event this Agreement is terminated, it shall immediately take such steps as are necessary to amend its name to remove the reference to "Viking."

     17.     Applicable Law.     This Agreement shall be governed by and
construed in accordance with the laws of the State of North Dakota, except insofar as the 1940 Act may be controlling.

     18.     Definitions.     For purposes of application and operation of the
provisions of this Agreement, the terms "majority of the outstanding voting securities, "interested persons," and "assignment" shall have the meaning as set forth in the 1940 Act. In addition, when the effect of a requirement of the 1940 Act reflected in any provision of this Agreement is modified, interpreted or relaxed by a rule, regulation or order of the Securities and Exchange Commission, whether of special or of general application, such provision shall be deemed to incorporate the effect of such rule, regulation or order.

     19.     Severability.     The provisions of this Agreement shall be
considered severable and if any provision of this Agreement is deemed to be invalid or contrary to any existing or future law, such invalidity shall not impair the operation of or affect any other provision of this Agreement which is valid.

     20.     Counterparts.     This Agreement may be executed in counterparts,
each of which shall be an original, but all of which together shall constitute one and the same instrument.

                                  5

     IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be duly executed and attested by their duly authorized officers on the day and year first above written.



ATTEST:                         VIKING MUTUAL FUNDS



/s/ Douglas P. Miller                  By: /s/ Shannon D. Radke
---------------------                     ---------------------
Douglas P. Miller                         Shannon D. Radke
Vice President and Secretary              President and Treasurer



ATTEST:                         VIKING FUND MANAGEMENT, LLC


/s/ Douglas P. Miller                   By: /s/ Shannon  D. Radke
---------------------                      ----------------------
Douglas P. Miller                          Shannon D. Radke
Governor and Secretary                     Governor and President

                                  6


VIKING MUTUAL FUNDS
INVESTMENT ADVISORY AGREEMENT


SCHEDULE A

Fund                                               Annual Fee
                                        (as a percentage of net assets)

Viking Tax-Free Fund for North Dakota                 0.50%

Viking Tax-Free Fund for Montana                      0.50%

Viking Large-Cap Value Fund                           0.70%



                            SUB-ADVISORY CONTRACT
     Agreement made as of July 28, 1999 ("Contract") between VIKING FUND MANAGEMENT, LLC, a North Dakota limited liability corporation ("VIKING"), and FOX ASSET MANAGEMENT, a New Jersey corporation ("Sub-Adviser").

                                 RECITALS
     (1) Viking has entered into an Investment Advisory Agreement, dated July 28, 1999 ("Advisory Agreement"), with Viking Mutual Funds
("Trust"), an open-end management investment company registered under the Investment Company Act of 1940, as amended ("1940 Act");

     (2) The Trust offers for public sale distinct series of shares of beneficial interest, as set forth in Schedule A hereto ("Fund" or "Funds");

     (3) Under the Advisory Agreement, Viking has agreed to provide certain investment advisory services to the Funds;

     (4) The Advisory Agreement permits Viking to delegate certain of its duties as investment adviser thereunder to a sub-adviser;

     (5)     The Sub-Adviser is willing to furnish such services;

     NOW, THEREFORE, in consideration of the premises and mutual covenants herein contained, Viking and the Sub-Adviser agree as follows:

     1. Appointment. Viking hereby appoints the Sub-Adviser as an investment sub-adviser with respect to the investments of the Fund or Funds set forth in Schedule A hereto for the period and on the terms set forth in this Contract. The Sub-Adviser accepts that appointment and agrees to render the services herein set forth, for the compensation herein provided.

     2.     Duties as Sub-Adviser.

     (a) Subject to the supervision and direction of the Trust's Board of Trustees ("Board") and review by Viking, and any written guidelines adopted by the Board or Viking, the Sub-Adviser will provide a continuous investment program with respect to the Funds' investments, including investment research and management to all securities and investments and cash equivalents in the Funds. The Sub-Adviser will determine from time to time what investments will be purchased, retained or sold by the Funds. The Sub-Adviser will be responsible for placing purchase and sell orders for investments and for other related transactions with respect to the Funds' investments. The Sub-Adviser will provide services under this Contract in accordance with the each Fund's investment objective, policies and restrictions as stated in the Trust's currently effective registration statement under the 1940 Act, and any amendments or supplements thereto ("Registration Statement").

     (b) The Sub-Adviser agrees that, in placing orders with brokers, it will obtain the best net result in terms of price and execution; provided that, on behalf of the Funds, the Sub-Adviser may, in its discretion, use brokers who provide the Sub-Adviser with research, analysis, advice and similar services to execute portfolio transactions, and the Sub-Adviser may pay to those brokers in return for brokerage and research services a higher commission than may be charged by other brokers, subject to the Sub-Adviser's determining in good faith that such commission is reasonable in terms either of the particular transaction or of the overall responsibility of the Sub-Adviser to the Funds and its other clients and that the total commissions paid by the Funds will be reasonable in relation to the benefits to the Funds over the long term. In no instance will portfolio securities be purchased from or sold to the Sub-Adviser, or any affiliated person thereof, except in accordance with the federal securities laws and the rules and regulations thereunder. Whenever the Sub-Adviser simultaneously places orders to purchase or sell the same security on behalf of the Funds and one or more other accounts advised by the Sub-Adviser, the orders will be allocated as to price and amount among all such accounts in a manner believed to be equitable over time to each account. Viking recognizes that in some cases this procedure may adversely affect the results obtained for the Funds.

     (c) The Sub-Adviser will maintain all books and records required to be maintained pursuant to the 1940 Act and the rules and regulations promulgated thereunder with respect to actions by the Sub-Adviser on behalf of the Funds, and will furnish the Board and Viking with such periodic and special reports as the Board or Viking reasonably may request. In compliance with the requirements of Rule 31a-3 under the 1940 Act, the Sub-Adviser hereby agrees that all records that it maintains for the Funds are the property of the Trust, agrees to preserve for the periods prescribed by Rule 31a-2 under the 1940 Act any records that it maintains for the Trust and that are required to be maintained by Rule 31a-1 under the 1940 Act, and further agrees to surrender promptly to the Trust any records that it maintains for the Funds upon request by the Trust. For legal and regulatory compliance purposes, the Sub-Adviser may retain at its offices copies of records that it maintained for the Funds.

     (d) At such times as shall be reasonably requested by the Board or Viking, the Sub-Adviser will provide the Board and Viking with economic and investment analyses and reports as well as quarterly reports setting forth the performance of the Funds' investments and make available to the Board and Viking any economic, statistical and investment services that the Sub-Adviser normally makes available to its institutional or other customers.

                                  2

     3. Further Duties. In all matters relating to the performance of this Contract, the Sub-Adviser will act in conformity with the Trust's Trust Instrument, By-Laws and Registration Statement and with the written instructions and written directions of the Board and Viking; and will comply with the requirements of the 1940 Act and the rules thereunder, as amended, and all other federal and state laws and regulations applicable to the Trust and the Funds. Viking agrees to provide to the Sub-Adviser copies of the Trust's Trust Instrument, By-Laws, Registration Statement, written instructions and directions of the Board and Viking, and any amendments or supplements to any of these materials as soon as practicable after such materials become available; and further agrees to identify to the Sub-Adviser in writing any broker-dealers that are affiliated with Viking (other than Viking Fund Distributors, LLC).

     4. Expenses. During the term of this Contract, the Sub-Adviser will bear all expenses incurred by it in connection with its services under this Contract.

     5.     Compensation.
     (a) For the services provided and the expenses assumed by the Sub-Adviser pursuant to this Contract, Viking, not the Funds, will pay the Sub-Adviser a sub-advisory fee, computed daily and paid monthly as set forth in Schedule B attached hereto.

     (b) The fee shall be accrued daily and payable monthly to the Sub-Adviser on or before the last business day of the next succeeding calendar month.

     (c) If this Contract becomes effective or terminates before the end of any month, the fee for the period from the effective date to the end of the month or from the beginning of such month to the date of termination, as the case may be, shall be pro-rated according to the proportion that such period bears to the full month in which such effectiveness or termination occurs.

     (d)     Viking shall be responsible for computing the sub-advisory fee.

     6. Limitation of Liability. The Sub-Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds, the Trust, its shareholders or by Viking in connection with the matters to which this Contract relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under this Contract. Nothing in this paragraph shall be deemed a limitation or waiver of any obligation or duty that may not by law be limited or waived.

     7. Representations of Sub-Adviser. The Sub-Adviser represents, warrants and agrees as follows:

     (a) The Sub-Adviser (i) is registered as an investment adviser under the Investment Advisers Act of 1940 ("Advisers Act") and will continue to be so registered for so long as this Contract remains in effect; (ii) is not prohibited by the 1940 Act or the Advisers Act from performing the services contemplated by this Contract; (iii) has met and will seek to continue to meet for so long as this Contract remains in effect, any other applicable federal or state requirements, or the applicable requirements of any regulatory or industry self-regulatory agency necessary to be met in order to perform the services contemplated by this Contract; (iv) has the authority to enter into and perform the services contemplated by this Contract; and (v) will promptly notify Viking of the occurrence of any event that would disqualify the Sub-Adviser from serving as an investment adviser of an investment company pursuant to Section 9(a) of the 1940 Act or otherwise.

     (b) The Sub-Adviser has adopted a written code of ethics complying with the requirements of Rule 17j-1 under the 1940 Act and will provide Viking and the Board with a copy of such code of ethics, together with evidence of its adoption. Within forty-five days of the end of the last calendar quarter of each year that this Contract is in effect, the president or a vice-president of the Sub-Adviser shall certify to Viking that the Sub-Adviser has complied with the requirements of Rule 17j-1 during the previous year and that there has been no violation of the Sub-Adviser's code of ethics or, if such a violation has occurred, that appropriate action was taken in response to such violation. Upon the written request of Viking, the Sub-Adviser shall permit Viking, its employees or its agents to examine the reports required to be made to the Sub-Adviser by Rule 17j-1(c)(1) and all other records relevant to the Sub-Adviser's code of ethics.

                                  3

     (c) The Sub-Adviser has provided Viking with a copy of its Form ADV, which as of the date of this Contract is its Form ADV most recently filed with the Securities and Exchange Commission ("SEC") and promptly will furnish a copy of all amendments to Viking at least annually.

     (d) The Sub-Adviser will notify Viking of any change of control of the Sub-Adviser, including any change of its general partners or 25% shareholders, as applicable, and any changes in the key personnel who are either the portfolio manager(s) of the Funds or senior management of the
 Sub-Adviser, in each case prior to, or promptly after, such change.

     (e) The Sub-Adviser agrees that neither it, nor any of its affiliates, will in any way refer directly or indirectly to its relationship with the Trust, the Funds, Viking or any of their respective affiliates in offering, marketing or other promotional materials without the express written consent of Viking.

     8. Services Not Exclusive. The Sub-Adviser may act as an investment adviser to any other person, firm or corporation, and may perform management and any other services for any other person, association, corporation, firm or other entity pursuant to any contract or otherwise, and take any action or do anything in connection therewith or related thereto, except as prohibited by applicable law or agreed upon in writing between the Sub-Adviser and Viking and no such performance of management or other services or taking of any such action or doing of any such thing shall be in any manner restricted or otherwise affected by any aspect of any relationship of the Sub-Adviser to or with the Trust, the Funds or Viking or deemed to violate or give rise to any duty or obligation of the Sub-Adviser to the Trust, the Funds or Viking, except as otherwise imposed by law or agreed upon in writing between the Sub-Adviser and Viking, the Trust or the Funds.

     9.     Duration and Termination.

     (a) This Contract shall become effective upon the date first above written, provided that this Contract shall not take effect unless it has first been approved: (i) by a vote of a majority of those trustees of the Trust who are not parties to this Contract or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval, and (ii) by vote of a majority of the Funds' outstanding securities.

     (b) Unless sooner terminated as provided herein, this Contract shall continue in effect for two years from its effective date. Thereafter, if not terminated, this Contract shall continue automatically for successive periods of twelve months each, provided that such continuance is specifically approved at least annually: (i) by a vote of a majority of those trustees of the Trust who are not parties to this Contract or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval, and (ii) by the Board or by vote of a majority of the outstanding voting securities of the Funds.

                                  4

     (c) Notwithstanding the foregoing, this Contract may be terminated at any time, without the payment of any penalty, by vote of the Board or by a vote of a majority of the outstanding voting securities of the Funds on 60 days' written notice to the Sub-Adviser. This Contract may also be terminated, without the payment of any penalty, by Viking: (i) upon 120 days' written notice to the Sub-Adviser; (ii) upon material breach by the Sub-Adviser of any representations and warranties set forth in Paragraph 7 of this Contract, if such breach has not been cured within a 20 day period after notice of such breach; or (iii) immediately if, in the reasonable judgment of Viking, the Sub-Adviser becomes unable to discharge its duties and obligations under this Contract, including circumstances such as financial insolvency of the Sub-Adviser or other circumstances that could adversely affect the Funds. The Sub-Adviser may terminate this Contract at any time, without the payment of any penalty, on 120 days written notice to Viking. This Contract will terminate automatically in the event of its assignment or upon termination of the Advisory Contract as it relates to the Funds.

     10. Additional Series. If the Trust establishes additional series of shares for which it desires that the Sub-Adviser render services under this Contract, it shall so notify the Sub-Adviser in writing. If the Sub-Adviser agrees in writing to provide said services, such series of shares shall become a "Fund" hereunder upon execution of a new Schedule A and Schedule B and the approval of the Trustees of the Trust as required by the Trust's Trust Instrument and the 1940 Act.

     11. Amendment of this Contract. No provision of this Contract may be changed, waived, discharged or terminated orally, but only by an instrument in writing signed by the party against whom enforcement of the change, waiver, discharge or termination is sought. No amendment of this Contract shall be effective until approved (i) by a vote of a majority of those trustees of the Trust who are not parties to this Contract or interested persons of any such party, and (ii) by a vote of a majority of the Funds' outstanding voting securities (unless in the case of (ii), the Trust receives order or no-action letter from the SEC permitting it to modify the Contract without such vote).

     12. Governing Law. This Contract shall be construed in accordance with the 1940 Act and the laws of the State of North Dakota, without giving effect to the conflicts of laws principles thereof. To the extent that the applicable laws of the State of North Dakota conflict with the applicable provisions of the 1940 Act, the latter shall control.

     13. Miscellaneous. The captions in this Contract are included for convenience of reference only and in no way define or delimit any of the provisions hereof or otherwise affect their construction or effect. If any provision of this Contract shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of this Contract shall not be affected thereby. This Contract shall be binding upon and shall inure to the benefit of the parties hereto and their respective successors. As used in this Contract, the terms "majority of the outstanding voting securities," "affiliated person," "interested person," "assignment," "broker," "investment adviser," "net assets," "sale," "sell" and "security" shall have the same meaning as such terms have in the 1940 Act, subject to such exemption as may be granted by the SEC by any rule, regulation or order. Where the effect of a requirement of the federal securities laws reflected in any provision of this Contract is made less restrictive by a rule, regulation or order of the SEC, whether of special or general application, such provision shall be deemed to incorporate the effect of such rule, regulation or order. This Contract may be signed in counterpart.

                                  5

     14. Notices. Any notice herein required is to be in writing and is deemed to have been given to the Sub-Adviser or Viking upon receipt of the same at their respective addresses set forth below. All written notices required or permitted to be given under this Contract will be delivered by personal service, by postage mail - return receipt requested or by facsimile machine or a similar means of same day delivery which provides evidence of receipt (with a confirming copy by mail as set forth herein). All notices provided to Viking will be sent to the attention of Shannon Radke or Douglas Miller. All notices provided to the Sub-Adviser will be sent to the attention of J. Peter Skirkanich.
[rest of page left intentionally blank]

                                  6

     IN WITNESS WHEREOF, the parties hereto have caused this instrument to be executed by their duly authorized signatories as of the date and year first above written.

                                   VIKING FUND
                                   MANAGEMENT, LLC

                                   1400 14th Avenue, SW
                                   Minot, ND 58701
Attest:
By:/s/ Douglas P. Miller           By:/s/ Shannon D. Radke
   Name: Douglas P. Miller            Name: Shannon D. Radke
   Title: Secretary/Treasurer         Title: President

                                   FOX ASSET MANAGEMENT

                                   44 Sycamore Avenue
                                   Little Silver, NJ 07739-1220

Attest:
By:_______________________         By:_____________________________
   Name:                              Name:
   Title:                             Title:

                                  7

SCHEDULE A

FUNDS SUBJECT TO AGREEMENT



Viking Large-Cap Value Fund














DATE:July 28, 1999


SCHEDULE B

SCHEDULE OF COMPENSATION



Fund                                             Annual Fee
                                        (as a percentage of net assets)

Viking Large-Cap Value Fund             0.40% of the first $100 million
                                        of net assets; 0.35% of net assets
                                        in excess of $100 million








DATE:  July 28, 1999


                         SUB-ADVISORY CONTRACT
                        VIKING MUNICIPAL FUNDS

     Agreement made as of July 28, 1999 ("Contract") between VIKING FUND MANAGEMENT, LLC, a North Dakota limited liability corporation ("VIKING"), and FOX ASSET MANAGEMENT, a New Jersey corporation ("Sub-Adviser").

                             RECITALS
     (1) Viking has entered into an Investment Advisory Agreement, dated July 28, 1999 ("Advisory Agreement"), with Viking Mutual Funds
("Trust"), an open-end management investment company registered under the Investment Company Act of 1940, as amended ("1940 Act");

     (2) Among other series, the Trust offers for public sale certain distinct series of shares of beneficial interest, as set forth in Schedule A hereto ("Municipal Funds");

     (3) Under the Advisory Agreement, Viking has agreed to provide certain investment advisory services to the Municipal Funds;

     (4) The Advisory Agreement permits Viking to delegate certain of its duties as investment adviser thereunder to a sub-adviser;

     (5) The Sub-Adviser is willing to furnish such services with respect to the Municipal Funds upon notice from Viking;

     NOW, THEREFORE, in consideration of the premises and mutual covenants herein contained, Viking and the Sub-Adviser agree as follows:

     1. Delegation. Viking may, at its sole discretion and upon three business days' notice to the Sub-Adviser, delegate to the Sub-Adviser duties with respect to the investments of the Municipal Funds, or either of them, on the terms set forth in this Contract. In such event the Sub-Adviser agrees to render the services herein set forth, for the compensation herein provided.
     2.     Duties as Sub-Adviser.

     (a) Subject to express direction by Viking, as may be provided from time to time, and periodic review by Viking, and subject to supervision of the Trust's Board of Trustees ("Board"), and any written guidelines adopted by the Board or Viking, the Sub-Adviser will provide assistance to Viking with respect to the continuous investment program of one or more of the Municipal Funds. Such assistance may include, but is not limited to: (i) assistance with the development and operation of an investment program for the Municipal Funds' investments, including investment research and management to all securities and investments and cash equivalents in the Municipal Funds; (ii) determination from time to time of what investments will be purchased, retained or sold by the Municipal Funds; (iii) placement of purchase and sell orders for investments and for other related transactions with respect to the Municipal Funds' investments. The Sub-Adviser will provide services under this Contract in accordance with each Municipal Fund's investment objective, policies and restrictions as stated in the Trust's currently effective registration statement under the 1940 Act, and any amendments or supplements thereto ("Registration Statement").

     (b) The Sub-Adviser agrees that, in placing orders with brokers, it will obtain the best net result in terms of price and execution; provided that, on behalf of the Municipal Funds, the Sub-Adviser may, in its discretion, use brokers who provide the Sub-Adviser with research, analysis, advice and similar services to execute portfolio transactions, and the Sub-Adviser may pay to those brokers in return for brokerage and research services a higher commission than may be charged by other brokers, subject to the Sub-Adviser's determining in good faith that such commission is reasonable in terms either of the particular transaction or of the overall responsibility of the Sub-Adviser to the Municipal Funds and its other clients and that the total commissions paid by the Municipal Funds will be reasonable in relation to the benefits to the Municipal Funds over the long term. In no instance will portfolio securities be purchased from or sold to the Sub-Adviser, or any affiliated person thereof, except in accordance with the federal securities laws and the rules and regulations thereunder. Whenever the Sub-Adviser simultaneously places orders to purchase or sell the same security on behalf of the Municipal Funds and one or more other accounts advised by the Sub-Adviser, the orders will be allocated as to price and amount among all such accounts in a manner believed to be equitable over time to each account. Viking recognizes that in some cases this procedure may adversely affect the results obtained for the Municipal Funds.

     (c) The Sub-Adviser will maintain all books and records required to be maintained pursuant to the 1940 Act and the rules and regulations promulgated thereunder with respect to actions by the Sub-Adviser on behalf of the Municipal Funds, and will furnish the Board and Viking with such periodic and special reports as the Board or Viking reasonably may request. In compliance with the requirements of Rule 31a-3 under the 1940 Act, the Sub-Adviser hereby agrees that all records that it maintains for the Municipal Funds are the property of the Trust, agrees to preserve for the periods prescribed by Rule 31a-2 under the 1940 Act any records that it maintains for the Trust and that are required to be maintained by Rule 31a-1 under the 1940 Act, and further agrees to surrender promptly to the Trust any records that it maintains for the Municipal Funds upon request by the Trust. For legal and regulatory compliance purposes, the Sub-Adviser may retain at its offices copies of records that it maintained for the Municipal
 Funds.

     (d) At such times as shall be reasonably requested by the Board or Viking, the Sub-Adviser will provide the Board and Viking with economic and investment analyses and reports as well as quarterly reports setting forth the performance of the Municipal Funds' investments and make available to the Board and Viking any economic, statistical and investment services that the Sub-Adviser normally makes available to its institutional or other customers.

     3. Further Duties. In all matters relating to the performance of this Contract, the Sub-Adviser will act in conformity with the Trust's Trust Instrument, By-Laws and Registration Statement and with the written instructions and written directions of the Board and Viking; and will comply with the requirements of the 1940 Act and the rules thereunder, as amended, and all other federal and state laws and regulations applicable to the Trust and the Municipal Funds. Viking agrees to provide to the Sub-Adviser copies of the Trust's Trust Instrument, By-Laws, Registration Statement, written

                                  2

instructions and directions of the Board and Viking, and any amendments or supplements to any of these materials as soon as practicable after such materials become available; and further agrees to identify to the Sub-Adviser in writing any broker-dealers that are affiliated with Viking (other than Viking Fund Distributors, LLC).

     4. Expenses. During the term of this Contract, the Sub-Adviser will bear all expenses incurred by it in connection with its services under this Contract.

     5.     Compensation.

     (a)     In the event of delegation to the Sub-Adviser pursuant to
Section 1 hereof, for the services provided and the expenses assumed by the Sub-Adviser pursuant to this Contract, Viking, not the Municipal Funds, will pay the Sub-Adviser a sub-advisory fee, computed daily and paid monthly as set forth in Schedule B attached hereto.

     (b) The fee shall be accrued daily and payable monthly to the Sub-Adviser on or before the last business day of the next succeeding calendar month.

     (c) If delegation of duties to the Sub-Adviser occurs or this Contract terminates before the end of any month, the fee for the period from the effective date to the end of the month or from the beginning of such month to the date of termination, as the case may be, shall be pro-rated according to the proportion that such period bears to the full month in which such effectiveness or termination occurs.

     (d)     Viking shall be responsible for computing the sub-advisory fee.

     6. Limitation of Liability. The Sub-Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Municipal Funds, the Trust, its shareholders or by Viking in connection with the matters to which this Contract relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under this Contract. Nothing in this paragraph shall be deemed a limitation or waiver of any obligation or duty that may not by law be limited or waived.

     7. Representations of Sub-Adviser. The Sub-Adviser represents, warrants and agrees as follows:

     (a) The Sub-Adviser (i) is registered as an investment adviser under the Investment Advisers Act of 1940 ("Advisers Act") and will continue to be so registered for so long as this Contract remains in effect; (ii) is not prohibited by the 1940 Act or the Advisers Act from performing the services contemplated by this Contract; (iii) has met and will seek to continue to meet for so long as this Contract remains in effect, any other applicable federal or state requirements, or the applicable requirements of any regulatory or industry self-regulatory agency necessary to be met in order to perform the services contemplated by this Contract; (iv) has the authority to enter into and perform the services contemplated by this Contract; and (v) will promptly notify Viking of the occurrence of any event that would disqualify the Sub-Adviser from serving as an investment adviser of an investment company pursuant to Section 9(a) of the 1940 Act or otherwise.

                                  3

     (b) The Sub-Adviser has adopted a written code of ethics complying with the requirements of Rule 17j-1 under the 1940 Act and will provide Viking and the Board with a copy of such code of ethics, together with evidence of its adoption. Within forty-five days of the end of the last calendar quarter of each year that this Contract is in effect, the president or a vice-president of the Sub-Adviser shall certify to Viking that the Sub-Adviser has complied with the requirements of Rule 17j-1 during the previous year and that there has been no violation of the Sub-Adviser's code of ethics or, if such a violation has occurred, that appropriate action was taken in response to such violation. Upon the written request of Viking, the Sub-Adviser shall permit Viking, its employees or its agents to examine the reports required to be made to the Sub-Adviser by Rule 17j-1(c)(1) and all other records relevant to the Sub-Adviser's code of ethics.

     (c) The Sub-Adviser has provided Viking with a copy of its Form ADV, which as of the date of this Contract is its Form ADV most recently filed with the Securities and Exchange Commission ("SEC") and promptly will furnish a copy of all amendments to Viking at least annually.

     (d) The Sub-Adviser will notify Viking of any change of control of the Sub-Adviser, including any change of its general partners or 25% shareholders, as applicable, and any changes in the key personnel who are either the portfolio manager(s) of the Municipal Funds or senior management of the Sub-Adviser, in each case prior to, or promptly after, such change.

     (e) The Sub-Adviser agrees that neither it, nor any of its affiliates, will in any way refer directly or indirectly to its relationship with the Trust, the Municipal Funds, Viking or any of their respective affiliates in offering, marketing or other promotional materials without the express written consent of Viking.

     8. Services Not Exclusive. The Sub-Adviser may act as an investment adviser to any other person, firm or corporation, and may perform management and any other services for any other person, association, corporation, firm or other entity pursuant to any contract or otherwise, and take any action or do anything in connection therewith or related thereto, except as prohibited by applicable law or agreed upon in writing between the Sub-Adviser and Viking and no such performance of management or other services or taking of any such action or doing of any such thing shall be in any manner restricted or otherwise affected by any aspect of any relationship of the Sub-Adviser to or with the Trust, the Municipal Funds or Viking or deemed to violate or give rise to any duty or obligation of the Sub-Adviser to the Trust, the Municipal Funds or Viking, except as otherwise imposed by law or agreed upon in writing between the Sub-Adviser and Viking, the Trust or the Municipal Funds.

                                  4

     9.     Duration and Termination.

     (a) This Contract shall become effective upon the date first above written, provided that this Contract shall not take effect unless it has first been approved: (i) by a vote of a majority of those trustees of the Trust who are not parties to this Contract or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval, and (ii) by vote of a majority of the Municipal Funds' outstanding securities.

     (b) Unless sooner terminated as provided herein, this Contract shall continue in effect for two years from its effective date. Thereafter, if not terminated, this Contract shall continue automatically for successive periods of twelve months each, provided that such continuance is specifically approved at least annually: (i) by a vote of a majority of those trustees of the Trust who are not parties to this Contract or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval, and (ii) by the Board or by vote of a majority of the outstanding voting securities of the Municipal Funds.

     (c) Notwithstanding the foregoing, this Contract may be terminated at any time, without the payment of any penalty, by vote of the Board or by a vote of a majority of the outstanding voting securities of the Municipal Funds on 60 days' written notice to the Sub-Adviser. This Contract may also be terminated, without the payment of any penalty, by Viking: (i) upon 120 days' written notice to the Sub-Adviser; (ii) upon material breach by the Sub-Adviser of any representations and warranties set forth in Paragraph 7 of this Contract, if such breach has not been cured within a 20 day period after notice of such breach; or (iii) immediately if, in the reasonable judgment of Viking, the Sub-Adviser becomes unable to discharge its duties and obligations under this Contract, including circumstances such as financial insolvency of the Sub-Adviser or other circumstances that could adversely affect the Municipal Funds. The Sub-Adviser may terminate this Contract at any time, without the payment of any penalty, on 120 days written notice to Viking. This Contract will terminate automatically in the event of its assignment or upon termination of the Advisory Contract as it relates to the Municipal Funds.

     10. Additional Series. If the Trust establishes additional series of shares for which it desires that the Sub-Adviser render services under this Contract, it shall so notify the Sub-Adviser in writing. If the Sub-Adviser agrees in writing to provide said services, such series of shares shall become a "Municipal Fund" hereunder upon execution of a new Schedule A and Schedule B and the approval of the Trustees of the Trust as required by the Trust's Trust Instrument and the 1940 Act.

     11. Amendment of this Contract. No provision of this Contract may be changed, waived, discharged or terminated orally, but only by an instrument in writing signed by the party against whom enforcement of the change, waiver, discharge or termination is sought. No amendment of this Contract shall be effective until approved (i) by a vote of a majority of those trustees of the Trust who are not parties to this Contract or interested persons of any such party, and (ii) by a vote of a majority of the Municipal Funds' outstanding voting securities (unless in the case of (ii), the Trust receives order or no-action letter from the SEC permitting it to modify the Contract without such vote).

                                  5

     12. Governing Law. This Contract shall be construed in accordance with the 1940 Act and the laws of the State of North Dakota, without giving effect to the conflicts of laws principles thereof. To the extent that the applicable laws of the State of North Dakota conflict with the applicable provisions of the 1940 Act, the latter shall control.

     13. Miscellaneous. The captions in this Contract are included for convenience of reference only and in no way define or delimit any of the provisions hereof or otherwise affect their construction or effect. If any provision of this Contract shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of this Contract shall not be affected thereby. This Contract shall be binding upon and shall inure to the benefit of the parties hereto and their respective successors. As used in this Contract, the terms "majority of the outstanding voting securities," "affiliated person," "interested person," "assignment," "broker," "investment adviser," "net assets," "sale," "sell" and "security" shall have the same meaning as such terms have in the 1940 Act, subject to such exemption as may be granted by the SEC by any rule, regulation or order. Where the effect of a requirement of the federal securities laws reflected in any provision of this Contract is made less restrictive by a rule, regulation or order of the SEC, whether of special or general application, such provision shall be deemed to incorporate the effect of such rule, regulation or order. This Contract may be signed in counterpart.

     14. Notices. Any notice herein required is to be in writing and is deemed to have been given to the Sub-Adviser or Viking upon receipt of the same at their respective addresses set forth below. All written notices required or permitted to be given under this Contract will be delivered by personal service, by postage mail - return receipt requested or by facsimile machine or a similar means of same day delivery which provides evidence of receipt (with a confirming copy by mail as set forth herein). All notices provided to Viking will be sent to the attention of Shannon Radke or Douglas Miller. All notices provided to the Sub-Adviser will be sent to the attention of J. Peter Skirkanich.
[rest of page left intentionally blank]

                                  6


     IN WITNESS WHEREOF, the parties hereto have caused this instrument to be executed by their duly authorized signatories as of the date and year first above written.

                                   VIKING FUND
                                   MANAGEMENT, LLC

                                   1400 14th Avenue, SW
                                   Minot, ND 58701
Attest:
By:/s/ Douglas P. Miller           By:/s/ Shannon D. Radke
   Name: Douglas P. Miller           Name: Shannon D. Radke
   Title: Secretary/Treasurer        Title: President

                                   FOX ASSET MANAGEMENT

                                   44 Sycamore Avenue
                                   Little Silver, NJ 07739-1220

Attest:
By:_______________________         By:_____________________________
   Name:                              Name:
   Title:                             Title:

                                  7

SCHEDULE A

FUNDS SUBJECT TO AGREEMENT



Viking Tax-Free Fund for North Dakota
Viking Tax-Free Fund for Montana














DATE:July 28, 1999

SCHEDULE B

SCHEDULE OF COMPENSATION



Fund                                        Annual Fee
                                        (as a percentage of net assets)

Viking Tax-Free Fund for North Dakota                    0.20%
Viking Tax-Free Fund for Montana                         0.20%








DATE:  July 28, 1999


                          DISTRIBUTION AGREEMENT


     THIS AGREEMENT made as of July 28, 1999, between the Viking Mutual Funds ("Trust"), a Delaware business trust and Viking Fund Distributors, LLC ("Distributor"), a limited liability company organized and existing under the laws of the State of North Dakota.

     WHEREAS the Trust is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end management investment company, and has registered its shares of beneficial interest ("Shares") for sale to the public under the Securities Act of 1933, as amended ("1933 Act"), and has qualified it shares for sale to the public under various state securities laws; and

     WHEREAS the Trust offers for public sale distinct series of Shares, each corresponding to a distinct portfolio as listed on Schedule A to this Agreement ("Series"); and

     WHEREAS the Trust desires to retain the Distributor as principal underwriter in connection with the offering and sale of the Shares of each Series listed on Schedule A (as amended from time to time) to this Agreement; and

     WHEREAS this Agreement has been approved by a vote of the Trust's Board of Trustees and its disinterested Trustees in conformity with Section 15(c) under the 1940 Act; and

     WHEREAS the Distributor is willing to act as principal underwriter for the Trust on the terms and conditions hereinafter set forth;

     NOW, THEREFORE, in consideration of the promises and mutual covenants herein contained, it is agreed between the parties hereto as follows:

     1. Appointment. The Trust hereby appoints the Distributor as its exclusive agent to be the principal underwriter to promote the Trust, solicit orders for the purchase of the Shares and accept orders for the purchase and redemption of Shares on behalf of the Trust, subject to the terms and for the period set forth in this Agreement. The Distributor hereby accepts such appointment and agrees to act hereunder.

     2.     Services and Duties of the Distributor.

          (a) The Distributor agrees to sell the Shares on a best efforts basis from time to time during the term of this Agreement as agent for the Trust and upon the terms described in the Registration Statement. As used in this Agreement, the term "Registration Statement" shall mean the currently effective registration statement of the Trust, and any supplements thereto, under the 1933 Act and the 1940 Act.

          (b) Upon the date of this Agreement, the Distributor will hold itself available to receive purchase orders satisfactory to the Distributor for Shares and will accept such orders on behalf of the Trust. Purchase orders shall be deemed effective at the time and in the manner set forth in the Registration Statement.

          (c) The Distributor shall print and distribute to prospective investors Prospectuses, and shall print and distribute, upon request, to prospective investors Statements of Additional Information ("SAIs"), and may print and distribute such other sales literature, reports, forms and advertisements in connection with the sale of the Shares as comply with the applicable provisions of federal and state law. In connection with such sales and offers of sales, the Trust authorizes the Distributor to provide only such information and make only such statements or representations as are contained in the Series' then-current Prospectus, SAI, or in such financial or other statements furnished in writing to the Distributor by the Trust or as may properly be included in sales literature or advertisements in accordance with the provisions of the 1933 Act, the 1940 Act and applicable rules of self-regulatory organizations. Neither the Trust nor any Series shall be responsible in any way for any other information, statements or representations given or made by the Distributor or its representatives or agents other than those described in the preceding sentence. Except as specifically provided in this Agreement, the Trust shall bear none of the expenses of the Distributor in connection with its promotion, offer and sale of Shares.

          (d) The offering price of the Shares shall be the net asset value per Share as next determined by the Trust plus the applicable sales charge as set forth in the then-current Prospectus. The Trust shall make available to the Distributor a statement of each computation of net asset value and the details of entering into such computation.

          (e) The Distributor may at its sole discretion repurchase Shares offered for sale by the shareholders. Repurchase of Shares by the Distributor shall be at the price determined in accordance with, and in the manner set forth in, the then-current Prospectus. At the end of each business day, the Distributor shall notify, by any appropriate means, the Trust and its transfer agent of the orders for repurchase of Shares received by the Distributor since the last such report, the amount to be paid for such Shares, and the identity of the shareholders offering Shares for repurchase. The Trust reserves the right to suspend such repurchase right upon written notice to the Distributor. The Distributor further agrees to act as agent for the Trust to receive and transmit promptly to the Trust's transfer agent shareholder requests for redemption of Shares.

          (f) The Distributor shall not be obligated to sell any certain number of Shares.

          (g) The Distributor shall have the right to use any lists of shareholders of the Trust or any Series or any other lists of investors that it obtains in connection with its provision of services under this Agreement; provided, however, that the Distributor shall not sell or knowingly provide such lists of shareholders to any unaffiliated person of the Trust without the consent of the Trust's Board of Trustees.

                                  2

     3.     Duties of the Trust.

          (a) The Trust shall keep the Distributor fully informed of its affairs and shall make available to the Distributor copies of all information, financial statements, and other papers that the Distributor may reasonably request for use in connection with the distribution of Shares, including, without limitation, certified copies of any financial statements prepared for the Trust by its independent public accountant and such reasonable number of copies of the most current Prospectus, SAI, and annual and interim reports as the Distributor may request, and the Trust shall fully cooperate in the efforts of the Distributor to promote, sell and arrange for the sale of the Shares and in the performance of the Distributor's duties under this Agreement.

          (b) The Trust shall maintain a currently effective Registration Statement on Form N-1A with respect to such Series, maintain qualification with states and file with the Securities and Exchange Commission (the "SEC") such reports and other documents as may be required under the 1933 Act and the 1940 Act or by the rules and regulations of the SEC thereunder. Each Series shall bear all expenses related to preparing and typesetting such Prospectuses, SAI and other materials required by law and such other expenses, including printing and mailing expenses, related to such Series' communication with persons who are shareholders of that Series.

          (c) Each Series represents and warrants that the Registration Statement, post-effective amendments, Prospectus and SAI (excluding statements relating to the Distributor and the services it provides that are based upon written information furnished by the Distributor expressly for inclusion therein) of such Series shall not contain any untrue statement of material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein not misleading, and that all statements or information furnished to the Distributor, pursuant to Section 3(a) hereof, shall be true and correct in all material respects.

     4. Other Broker-Dealers. The Distributor in its discretion may enter into agreements to sell Shares of each Series to such registered and qualified retail dealers, as it may select. In making agreements with such dealers, the Distributor shall act only as principal and not as agent for the Trust. The form of any such dealer agreement shall be mutually agreed upon and approved by the Trust and the Distributor.

     5. Withdrawal of Offering. The Trust reserves the right at any time to withdraw all offerings of any or all Series by written notice to the Distributor at its principal office.

     6. Services Not Exclusive. The services furnished by the Distributor hereunder are not to be deemed exclusive and the Distributor shall be free to furnish similar services to others so long as its services under this Agreement are not impaired thereby. Nothing in this Agreement shall limit or restrict the right of any director, officer or employee of the Distributor, who also may be a director, officer or employee of the Trust, to engage in any other business or to devote his or her time and attention in part to the management or other aspects of any other business, whether of a similar or a dissimilar nature.

                                  3

     7. Expenses of the Trust. The Trust shall bear all costs and expenses of registering the Shares with the SEC and state and other regulatory bodies, and shall assume expenses related to communications with shareholders of the Trust, including (i) fees and disbursements of its counsel and independent public accountant; (ii) the preparation, filing, and printing of Registration Statements and/or Prospectuses or SAIs; (iii) the preparation and mailing of annual and interim reports, Prospectuses, SAIs, and proxy materials to shareholders; and (iv) the qualifications of Shares for sale under the securities laws of such jurisdictions as shall be selected by the Trust pursuant to Paragraph 3(b) hereof, and the costs and expenses payable to each such jurisdiction for continuing qualification therein.

     8. Expenses of the Distributor. Distributor shall bear all costs and expenses of (i) preparing, printing and distributing any materials not prepared by the Trust and other materials used by the Distributor in connection with the sale of Shares under this Agreement, including the additional cost of printing copies of Prospectuses, SAIs, and annual and interim shareholder reports other than copies thereof required for distribution to existing shareholders or for filing with any Federal or state securities authorities; (ii) any expenses of advertising incurred by the Distributor in connection with such offering; (iii) the expenses of registration or qualification of the Distributor as a broker or dealer under federal or state laws and the expenses of continuing such registration or qualification; and (iv) all compensation paid to the Distributor's employees and others for selling Shares, and all expenses of the Distributor, its employees, and others who engage in or support the sale of Shares as may be incurred in connection with their sales efforts.

     9. Compensation. As compensation for the services performed and the expenses assumed by the Distributor under this Agreement the Distributor shall retain the appropriate percentage of the sales charge, and any other appropriate fees, as described in the then-current prospectus of the Series or Trust.

     10.     Indemnification.

          (a) The Trust agrees to indemnify, defend, and hold the Distributor, its officers and directors, and any person who controls the Distributor within the meaning of Section 15 of the 1933 Act, free and harmless from and against any and all claims, demands, liabilities, and expenses (including the cost of investigating or defending such claims, demands, or liabilities and any counsel fees incurred in connection therewith) that the Distributor, its officers, directors, or any such controlling person may incur under the 1933 Act, or under common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in the Registration Statement, Prospectus or SAI or arising out of or based upon any alleged omission to state a material fact required to be stated in the either thereof or necessary to make the statements therein not misleading, except insofar as such claims, demands, liabilities, or expenses arise out of or are based upon any such untrue statement or omission or alleged untrue statement or omission made in reliance upon and in conformity with information furnished in writing by the Distributor to the Trust for use in the Registration Statement; provided, that in no event shall anything contained herein be so construed as to protect the Distributor against any liability to the Trust or its shareholders to which the Distributor would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations under this Agreement.

                                  4

          (b) The Trust shall not be liable to the Distributor under this Agreement with respect to any claim made against the Distributor or any person indemnified unless the Distributor or other such person shall have notified the Trust in writing of the claim within a reasonable time after the summons or other first written notification giving information of the nature of the claim shall have been served upon the Distributor or such other person (or after the Distributor or the person shall have received notice of service on any designated agent). However, failure to notify the Trust of any claim shall not relieve the Trust from any liability that it may have to the Distributor or any person against whom such action is brought otherwise than on account of this Agreement.

          (c) The Trust shall be entitled to participate at its own expense in the defense or, if it so elects, to assume the defense of any suit brought to enforce any claims subject to this Agreement. If the Trust elects to assume the defense of any such claim, the defense shall be conducted by counsel chosen by the Trust and satisfactory to indemnified defendants in the suit whose approval shall not be unreasonably withheld. In the event that the Trust elects to assume the defense of any suit and retain counsel, the indemnified defendants shall bear the fees and expenses of any additional counsel retained by them. If the Trust does not elect to assume the defense of a suit, it will reimburse the indemnified defendants for the reasonable fees and expenses of any counsel retained by the indemnified defendants. The Trust agrees to promptly notify the Distributor of the commencement of any litigation or proceedings against it or any of its officers or directors in connection with the issuance or sale of any of its Shares.

          (d) The Distributor agrees to indemnify, defend, and hold the Trust, its officers and directors, and any person who controls the Trust within the meaning of Section 15 of the 1933 Act, free and harmless from and against any and all claims, demands, liabilities, and expenses (including the cost of investigating or defending against such claims, demands, or liabilities and any counsel fees incurred in connection therewith) that the Trust, its directors or officers, or any such controlling person may incur under the 1933 Act, or under common law or otherwise, resulting from the Distributor's willful misfeasance, bad faith or negligence in the performance of its obligations and duties under this Agreement, or arising out of or based upon any alleged untrue statement of a material fact contained in information furnished in writing by the Distributor to the Trust for use in the Registration Statement, Prospectus or SAI arising out of or based upon any alleged omission to state a material fact in connection with such information required to be stated in either thereof or necessary to make such information not misleading, or arising out of any agreement between the Distributor and any retail dealer, or arising out of any supplemental sales literature or advertising used by the Distributor in connection with its duties under this Agreement.

          (e) The Distributor shall be entitled to participate, at its own expense, in the defense or, if it so elects, to assume the defense of any suit brought to enforce the claim, but if the Distributor elects to assume the defense, the defense shall be conducted by counsel chosen by the Distributor and satisfactory to the indemnified defendants whose approval shall not be unreasonably withheld. In the event that the Distributor elects to assume the defense of any suit and retain counsel, the defendants in the suit shall bear the fees and expenses of any additional counsel retained by them. If the Distributor does not elect to assume the defense of any suit, it will reimburse the indemnified defendants in the suit for the reasonable fees and expenses of any counsel retained by them.

                                  5

     11. Services Provided to the Trust by Employees of the Distributor. Any person, even though also an officer, director, employee, or agent of the Distributor who may be or become an officer, director, employee, or agent of the Trust, shall be deemed, when rendering services to the Trust or acting in any business of the Trust, to be rendering such services to or acting for solely the Trust and not as an officer, director, employee, or agent or one under the control or direction of the Distributor even though paid by the Distributor.

     12.     Duration and Termination.

          (a) This Agreement shall become effective with respect to each Series on the date first written above or such later date as indicated in Schedule A and, unless sooner terminated as provided herein, will continue in effect for two years from the above written date. Thereafter, if not terminated this Agreement shall continue in effect with respect to each Series for successive annual periods, provided that such continuance is specifically approved at least annually (i) by a vote of a majority of the Trust's Trustees who are neither interested persons (as defined in the 1940 Act) of the Trust ("Independent Trustees") or the Distributor, cast in person at a meeting called for the purpose of voting on such approval, and (ii) by the Board or by vote of a majority of the outstanding voting securities of the Trust.

          (b) Notwithstanding the foregoing, this Agreement may be terminated with respect to any Series or in its entirety at any time, without the payment of any penalty, by vote of the Board, by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding voting securities of the Trust on sixty days' written notice to the Distributor or by the Distributor at any time, without the payment of any penalty, on sixty days' written notice to the Trust. This Agreement will automatically terminate in the event of its assignment.

     13. Amendment of this Agreement. No provision of this Agreement may be changed, waived, discharged, or terminated orally, but only by an instrument in writing signed by the party against which enforcement of the change, waiver, discharge, or termination is sought. This Agreement may be amended as to any Series with the approval of the Trustees or of a majority of the outstanding voting securities of such Series; provided, that in either case, such amendment also shall be approved by a majority of the Disinterested Trustees.

     14. Limitation of Liability. Trustees and shareholders of each Series shall not be personally liable for obligations of that Series in connection with any matter arising from or in connection with this Agreement.

     15. Notice. Any notice required or permitted to be given by either party to the other shall be deemed sufficient upon receipt in writing at the other party's principal offices.

                                  6

     16. Miscellaneous. The captions in this Agreement are included for convenience of reference only and in no way define or delimit any of the provisions hereof or otherwise affect their construction or effect. If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule, or otherwise, the remainder of this Agreement shall not be affected thereby. This Agreement shall be binding upon and shall inure to the benefit of the parties hereto and their respective successors. As used in this Agreement, the terms "majority of the outstanding voting securities," "interested person," and "assignment" shall have the same meaning as such terms have in the 1940 Act.

     17. Governing Law. This Agreement shall be construed in accordance with the laws of the State of North Dakota and the 1940 Act. To the extent that the applicable laws of the State of North Dakota conflict with the applicable provisions of the 1940 Act, the latter shall control.


     IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed by their officers designated as of the day and year first above written.


ATTEST:                         Viking Mutual Funds


By: /s/ Douglas P. Miller       By: /s/ Shannon D. Radke


ATTEST:                         Viking Fund Distributors, LLC


By: /s/ Douglas P. Miller       By: /s/ Shannon D. Radke

                                  7



                                SCHEDULE A
                                  to the
                        DISTRIBUTION AGREEMENT
                                 between
                       the VIKING MUTUAL FUNDS,
                                   and
                    VIKING FUND DISTRIBUTORS, LLC


     Pursuant to section 1 of the Distribution Agreement between the Viking Mutual Funds ("Trust") and Viking Fund Distributors, LLC ("Distributor"), the Trust hereby appoints the Distributor as its exclusive agent to be the principal underwriter of Trust with respect to its following series:

Viking Tax-Free Fund for Montana
Viking Tax-Free Fund for North Dakota
Viking Large-Cap Value Fund











Dated July 28, 1999


                                  8



                            VIKING MUTUAL FUNDS

                             CUSTODY AGREEMENT

     AGREEMENT dated as of June 21, 1999, between VIKING MUTUAL FUNDS, a Delaware Business Trust having its principal office and place of business at 1400 14th Avenue, SW, Minot, North Dakota 58701(the "Trust"), and First International Bank & Trust, a state chartered bank with its principal place of business at 3001 25th St. South, Fargo, ND 58103 (the "Custodian").

W I T N E S S:
--------------

     That for and in consideration of the mutual promises hereinafter set forth, the Trust and the Custodian agree as follows:

1.     Definitions.
       -----------
     Whenever used in this Agreement or in any Schedules or Appendices to this Agreement, the following words and phrases, unless the context otherwise requires, shall have the following meanings:

      a) "Fund" or "Funds" shall mean any series of the Trust listed in Appendix C attached hereto.

      b) "Authorized Person" shall be deemed to include the President, and any Vice President, the Secretary, the Treasurer or any other person, whether or not any such person is an officer or employee of the Trust, duly authorized by the Board of Trustees of the Trust to give Oral Instructions and Written Instructions on behalf of the Funds and listed in the certification annexed hereto as Appendix A or such other certification as may be received by the Custodian from time to time.

      c) "Book-Entry System" shall mean the Federal Reserve/Treasury book-entry system for United States and federal agency Securities, its successor or successors and its nominee or nominees.

      d) "Certificate" shall mean any notice, instruction or other instrument in writing, authorized or required by this Agreement to be given to the Custodian, which is actually received by the Custodian and signed on behalf of a Fund or the Funds by any Authorized Person or any officer thereof.

      e) "Trust Instrument" shall mean the Trust Instrument of the Trust dated March 30, 1999 as the same may be amended from time to time.

      f) "Depository" shall mean The Depository Trust Company ("DTC"), a clearing agency registered with the Securities and Exchange Commission under Section 17(a) of the Securities Exchange Act of 1934, as amended, its successor or successors and its nominee or nominees, in which the Custodian is hereby specifically authorized to make deposits. The term "Depository" shall further mean and include any other person to be named in a Certificate authorized to act as a depository under the 1940 Act, its successor or successors and its nominee or nominees.

      g) "Money Market Security" shall be deemed to include, without limitation, debt obligations issued or guaranteed as to interest and principal by the Government of the United States or agencies or instrumentalities thereof, commercial paper, bank certificates of deposit, bankers' acceptances and short-term corporate obligations, where the purchase or sale of such securities normally requires settlement in federal funds on the same day as such purchase or sale, and repurchase and reverse repurchase agreements with respect to any of the foregoing types of securities.

      h) "Investment Company Security" shall be deemed to be shares of other investment companies held by a Fund for investment purposes.

      i) "Oral Instructions" shall mean verbal instructions actually received by the Custodian from a person reasonably believed by the Custodian to be an Authorized Person.

      j) "Prospectus" shall mean the Funds' current prospectus(es) and statement of additional information relating to the registration of the Funds' Shares under the Securities Act of 1933, as amended.

      k) "Shares" refers to shares of common stock, $.001 par value per share, of the Funds.

      l) "Security" or "Securities" shall be deemed to include bonds, debentures, notes, stocks, shares, evidences of indebtedness, and other securities, commodities interests and investments from time to time owned by the Funds.

      m) "Transfer Agent" shall mean the person that performs as the transfer agent, dividend disbursing agent and shareholder servicing agent functions for the Funds.

      n) "Written Instructions" shall mean a written communication actually received by the Custodian from a person reasonably believed by the Custodian to be an Authorized Person by any system whereby the receiver of such communication is able to verify through codes or otherwise with a reasonable degree of certainty the authenticity of the sender of such communication.

      o) The "1940 Act" refers to the Investment Company Act of 1940, and the Rules and Regulations thereunder, all as amended from time to time.

                                  2

2.     Appointment of Custodian.
       ------------------------

     (a) The Trust hereby constitutes and appoints the Custodian as custodian of all the Securities and monies at the time owned by or in the possession of the Funds during the period of this Agreement.

     (b) The Custodian hereby accepts appointment as such custodian and agrees to perform the duties thereof as hereinafter set forth.

3.     Compensation.
       ------------

     (a) For the services provided and the expenses assumed by the Custodian pursuant to this Contract, the Funds will pay the Custodian a custodian fee, computed daily and paid monthly as set forth in Appendix D attached hereto.
     (b) If this Contract becomes effective or terminates before the end of any month, the fee for the period from the effective date to the end of the month or from the beginning of such month to the date of termination, as the case may be, shall be pro-rated according to the proportion that such period bears to the full month in which such effectiveness or termination occurs.

4.     Custody of Cash and Securities.
       ------------------------------

     (a)     Receipt and Holding of Assets.

     The Funds will deliver or cause to be delivered to the Custodian all Securities and monies owned by the Funds at any time during the period of this Agreement. The Custodian will not be responsible for such Securities and monies until actually received by it. A Fund shall instruct the Custodian from time to time in its sole discretion, by means of Written Instructions, or, in connection with the purchase or sale of Money Market Securities or Investment Company Securities, by means of Oral Instructions or Written Instructions, as to the manner in which and in what amounts Securities and monies are to be deposited on behalf of the Fund in the Book-Entry System or the Depository; provided, however, that prior to the deposit of Securities of the Fund in the Book-Entry System or the Depository, including a deposit in connection with the settlement of a purchase or sale, the Custodian shall have received a Certificate specifically approving such deposits by the Custodian in the Book-Entry System or the Depository. Securities and monies of the Funds deposited in the Book-Entry System will be represented in accounts which include only assets held by the Custodian for customers, including but not limited to accounts which the Custodian acts in a fiduciary or representative capacity.

     (b) Accounts and Disbursements. The Custodian shall establish and maintain a separate account for each Fund and shall credit to the separate account all monies received by it for the account of the Fund and shall disburse the same only:

                                  3

     1.     In payment for Securities purchased for the Fund, as provided in
Section 5 hereof;

     2. In payment of dividends or distributions with respect to the Shares of the Fund, as provided in Section 7 hereof;

     3. In payment of original issue or other taxes with respect to the Shares of the Fund, as provided in Section 8 hereof;

     4. In payment for Shares which have been redeemed by the Fund, as provided in Section 8 hereof;

     5. Pursuant to Written Instructions, or with respect to Money Market Securities or Investment Company Securities, Oral Instructions or Written Instructions, setting forth the name and address of the person to whom the payment is to be made, the amount to be paid and the purpose for which payment is to be made; or

     6. In payment of fees of the Custodian attributable to the Fund, as provided in Section 3 hereof.

     7. In payment of other expenses of a Fund as the Fund or its other authorized person(s) shall instruct.

     (c) Statements. Promptly after the close of business on each day, the Custodian shall furnish each Fund with a summary of all transfers to or from the account of the Fund during said day. Where securities purchased by a Fund are in a fungible bulk of securities registered in the name of the Custodian (or its nominee) or shown on the Custodian's account on the books of the Depository or the Book-Entry System, the Custodian shall by book entry or otherwise identify the quantity of those securities belonging to the Fund. At least monthly, the Custodian shall furnish each Fund with a detailed statement of the Securities and monies held for the Fund under this Agreement.

     (d)     Registration of Securities and Physical Separation.  All
Securities held for a Fund which are issued or issuable only in bearer form, except such Securities as are held in the Book-Entry System, shall be held by the Custodian in that form; all other Securities held for a Fund may be registered in the name of that Fund, in the name of any duly appointed registered nominee of the Custodian as the Custodian may from time to time determine, or in the name of the Book-Entry System or the Depository or their successor or successors, or their nominee or nominees. The Funds reserve the right to instruct the Custodian as to the method of registration and safekeeping of the Securities. The Funds agree to furnish to the Custodian appropriate instruments to enable the Custodian to hold or deliver in proper form for transfer, or to register in the name of its registered nominee or in the name of the Book-Entry System or the Depository, any Securities which it may hold for the account of a Fund and which may from time to time be registered in the name of that Fund. The Custodian shall hold all such Securities specifically allocated to a Fund which are not held in the Book-Entry System or the Depository in a separate account for that Fund in the name of that Fund, physically segregated at all times from those of any other person or persons.

                                  4

     (e) Segregated Accounts. Upon receipt of a Written Instruction the Custodian will establish segregated accounts on behalf of each Fund to hold liquid or other assets as it shall be directed by a Written Instruction and shall increase or decrease the assets in such Segregated Account only as it shall be directed by subsequent Written Instruction.

     (f) Collection of Income and Other Matters Affecting Securities. Unless otherwise instructed to the contrary by a Written Instruction, the Custodian by itself, or through the use of the Book-Entry System or the Depository with respect to Securities therein deposited, shall with respect to all Securities held for a Fund in accordance with this Agreement:

     1.     Collect all income due or payable;

     2. Present for payment and collect the amount payable upon all Securities which may mature or be called, redeemed or retired, or otherwise become payable;

     3.     Surrender Securities in temporary form for definitive Securities;

     4. Execute any necessary declarations or certificates of ownership under the Federal income tax laws or the laws or regulations of any other taxing authority now or hereafter in effect; and

     5. Hold directly, or through the Book-Entry System or the Depository with respect to Securities therein deposited, for the account of a Fund all rights and similar Securities issued with respect to any Securities held by the Custodian hereunder for the Fund.

     (g) Delivery of Securities and Evidence of Authority. Upon receipt of a Written Instruction and not otherwise, except for subparagraphs 5, 6, 7 and 8 of this Section 4(g) which may be effected by Oral or Written Instructions, the Custodian, directly or through the use of the Book-Entry System or the Depository, shall:

                                  5

     1. Execute and deliver or cause to be executed and delivered to such persons as may be designated in such Written Instructions, proxies, consents, authorizations, and any other instruments whereby the authority of a Fund as owner of any Securities may be exercised;

     2. Deliver or cause to be delivered any Securities held for a Fund in exchange for other Securities or cash issued or paid in connection with the liquidation, reorganization, refinancing, merger, consolidation or recapitalization of any corporation, or the exercise of any conversion privilege;

     3. Deliver or cause to be delivered any Securities held for a Fund to any protective committee, reorganization committee or other person in connection with the reorganization, refinancing, merger, consolidation or recapitalization or sale of assets of any corporation, and receive and hold under the terms of this Agreement in the separate account for the Fund such certificates of deposit, interim receipts or other instruments or documents as may be issued to it to evidence such delivery;

     4. Make or cause to be made such transfers or exchanges of the assets specifically allocated to the separate account of a Fund and take such other steps as shall be stated in Written Instructions to be for the purpose of effectuating any duly authorized plan of liquidation, reorganization, merger, consolidation or recapitalization of the Fund;

     5. Deliver Securities upon sale of such Securities for the account of a Fund pursuant to Section 5;

     6. Deliver Securities upon the receipt of payment in connection with any repurchase agreement related to such Securities entered into by a Fund;

     7. Deliver Securities owned by a Fund to the issuer thereof or its agent when such Securities are called, redeemed, retired or otherwise become payable; provided, however, that in any such case the cash or other consideration is to be delivered to the Custodian.

     8. Deliver Securities for delivery in connection with any loans of securities made by a Fund but only against receipt of adequate collateral as agreed upon from time to time by the Custodian and the Fund which may be in the form of cash or obligations issued by the United States government, its agencies or instrumentalities;

     9. Deliver Securities for delivery as security in connection with any borrowings by a Fund requiring a pledge of Fund assets, but only against receipt of amounts borrowed;

     10. Deliver Securities upon receipt of Written Instructions from a Fund for delivery to the Transfer Agent or to the holders of Shares in connection with distributions in kind, as may be described from time to time in the Fund's Prospectus, in satisfaction of requests by holders of Shares for repurchase or redemption;

                                 6

     11. Deliver Securities as collateral in connection with short sales by a Fund of common stock for which the Fund owns the stock or owns preferred stocks or debt securities convertible or exchangeable, without payment or further consideration, into shares of the common stock sold short;

     12. Deliver Securities for any purpose expressly permitted by and in accordance with procedures described in the Funds' Prospectus; and

     13. Deliver Securities for any other proper business purpose, but only upon receipt of, in addition to Written Instructions, a certified copy of a resolution of the Board of Trustees signed by an Authorized Person and certified by the Secretary of the Trust, specifying the Securities to be delivered, setting forth the purpose for which such delivery is to be made, declaring such purpose to be a proper business purpose, and naming the person or persons to whom delivery of such Securities shall be made.

     (h) Endorsement and Collection of Checks, Etc. The Custodian is hereby authorized to endorse and collect all checks, drafts or other orders for the payment of money received by the Custodian for the accounts of the Funds.

5.     Purchase and Sale of Investments of the Funds.

     (a) Promptly after each purchase of Securities for a Fund, the Fund shall deliver to the Custodian (i) with respect to each purchase of Securities which are not Money Market Securities or Investment Company Securities, a Written Instruction, and (ii) with respect to each purchase of Money Market Securities or Investment Company Securities, either a Written Instruction or Oral Instruction, in either case specifying with respect to each purchase: (1) the name of the issuer and the title of the Securities; (2) the number of shares or the principal amount purchased and accrued interest, if any; (3) the date of purchase and settlement; (4) the purchase price per unit; (5) the total amount payable upon such purchase; and (6) the name of the person from whom or the broker through whom the purchase was made, if any. The Custodian shall receive the Securities purchased by or for a Fund and upon receipt of Securities shall pay out of the monies held for the account of the Fund the total amount payable upon such purchase, provided that the same conforms to the total amount payable as set forth in such Written or Oral Instruction.

     (b) Promptly after each sale of Securities of a Fund, the Fund shall deliver to the Custodian (i) with respect to each sale of Securities which are not Money Market Securities or Investment Company Securities, a Written Instruction, and (ii) with respect to each sale of Money Market Securities or Investment Company Securities, either Written Instruction or Oral Instruction, in either case specifying with respect to such sale: (1) the name of the issuer and the title of the Securities; (2) the number of shares or principal amount sold, and accrued interest, if any; (3) the date of sale; (4) the sale price per

                                  7

unit; (5) the total amount payable to the Fund upon such sale; (6) the name of the broker through whom or the person to whom the sale was made. The Custodian shall deliver or cause to be delivered the Securities to the broker or other person designated by the Fund upon receipt of the total amount payable to the Fund upon such sale, provided that the same conforms to the total amount payable to the Fund as set forth in such Written or Oral Instruction. Subject to the foregoing, the Custodian may accept payment in such form as shall be satisfactory to it, and may deliver Securities and arrange for payment in accordance with the customs prevailing among dealers in Securities.

6.     Lending of Securities.

     (a) If a Fund is permitted by the terms of the Trust Instrument and as disclosed in its Prospectus to lend Securities, within 24 hours after each loan of Securities, the Fund shall deliver to the Custodian a Written Instruction specifying with respect to each such loan: (i) the name of the issuer and the title of the Securities; (ii) the number of shares or the principal amount loaned; (iii) the date of loan and delivery; (iv) the total amount to be delivered to the Custodian, and specifically allocated against the loan of the Securities, including the amount of cash collateral and the premium, if any, separately identified; (v) the name of the broker, dealer or financial institution to which the loan was made. The Custodian has no obligation or requirement to verify whether the Trust Instrument permits the Fund to lend Securities.

     (b) Promptly after each termination of a loan of Securities, the Fund shall deliver to the Custodian a Written Instruction specifying with respect to each such loan termination and return of Securities: (i) the name of the issuer and the title of the Securities to be returned; (ii) the number of shares or the principal amount to be returned; (iii) the date of termination; (iv) the total amount to be delivered by the Custodian (including the cash collateral for such Securities minus any offsetting credits as described in said Written Instruction); (v) the name of the broker, dealer or financial institution from which the Securities will be returned. The Custodian shall receive all Securities returned from the broker, dealer or financial institution to which such Securities were loaned and upon receipt thereof shall pay the total amount payable upon such return of Securities as set forth in the Written Instruction. Securities returned to the Custodian shall be held as they were prior to such loan.

7.     Payment of Dividends or Distributions.

     (a) Each Fund shall furnish to the Custodian the vote of the Board of Trustees of the Trust certified by the Secretary authorizing the declaration of distributions on a specified periodic basis.

     (b) In accordance with the authorization of the Board of Trustees of the Trust, the Custodian shall pay out the total amount payable.

8.     Sale and Redemption of Shares of the Funds.

                                  8

     (a) Whenever a Fund shall sell any Shares, the Fund or its Transfer Agent shall deliver or cause to be delivered to the Custodian the amount of money received for the sale of such Shares.

     (b) Upon receipt of such money from the Transfer Agent, the Custodian shall credit such money to the separate account of the Fund.

     (c) Upon issuance of any Shares in accordance with the foregoing provisions of this Section 8, the Custodian shall pay all original issue or other taxes required to be paid in connection with such issuance upon the receipt of a Written Instruction specifying the amount to be paid.

     (d) Except as provided hereafter, whenever any Shares are redeemed, the Fund or its Transfer Agent shall promptly furnish to the Custodian Written Instructions, specifying the amount to be paid for the Shares redeemed. Upon receipt of such written instructions, the Custodian shall make payment.

     (e) Notwithstanding the above provisions regarding the redemption of Shares, whenever such Shares are redeemed pursuant to any check redemption Privilege which may from time to time be offered by a Fund, the Custodian, Unless otherwise instructed by a Written Instruction shall, honor the check Presented as part of such check redemption privilege out of the monies Specifically allocated to the Fund for such purpose.

9.     Indebtedness.

     (a) Each Fund will cause to be delivered to the Custodian by any bank (excluding the Custodian) from which the Fund borrows money for temporary administrative or emergency purposes using Securities as collateral for such borrowings, a notice or undertaking in the form currently employed by any such bank setting forth the amount which such bank will loan to the Fund against delivery of a stated amount of collateral. The Fund shall promptly deliver to the Custodian Written Instructions stating with respect to each such borrowing:
(1) the name of the bank; (2) the amount and terms of the borrowing, which may be set forth by incorporating by reference an attached promissory note, duly endorsed by the Fund, or other loan agreement; (3) the time and date, if known, on which the loan is to be entered into (the "borrowing date"); (4) the date on which the loan becomes due and payable; (5) the total amount payable to the Fund on the borrowing date; (6) the market value of Securities to be delivered as collateral for such loan, including the name of the issuer, the title and the number of shares or the principal amount of any particular Securities; and (7) a statement that such loan is in conformance with the 1940 Act and the Fund's Prospectus.

     (b)     Upon receipt of the Written Instruction referred to in subparagraph
(a) above, the Custodian shall deliver on the borrowing date the specified

                                  9

collateral and the executed promissory note, if any, against delivery by the lending bank of the total amount of the loan payable, provided that the same conforms to the total amount payable as set forth in the Written Instruction. The Custodian may, at the option of the lending bank, keep such collateral in its possession, but such collateral shall be subject to all rights therein given the lending bank by virtue of any promissory note or loan agreement. The Custodian shall deliver as additional collateral in the manner directed by a Fund from time to time such Securities as may be specified in Written Instruction to collateralize further any transaction described in this Section
9. The Fund shall cause all Securities released from collateral status to be returned directly to the Custodian, and the Custodian shall receive from time to time such return of collateral as may be tendered to it. In the event that a Fund fails to specify in Written Instruction all of the information required by this Section 9, the Custodian shall not be under any obligation to deliver any Securities. Collateral returned to the Custodian shall be held hereunder as it was prior to being used as collateral.

10.     Opinion of Trust's Independent Accountant.

The Custodian shall take all reasonable action, as the Trust on behalf of each applicable Fund may from time to time request, to provide information to, and cooperate with, the Trust's independent accountant with respect to the Custodian's activities hereunder in connection with the preparation of the Trust's Form N-1A, and Form N-SAR or other annual reports to the Securities and Exchange Commission and with respect to any other requirements of the Commission.

11.     Persons Having Access to Assets of the Funds.

     (a) No trustee or agent of the Trust or the Funds, and no officer, director, employee or agent of the Funds' investment adviser, of any sub-adviser of the Fund, or of the Funds' administrator, shall have physical access to the assets of a Fund held by the Custodian or be authorized or permitted to withdraw any investments of the Fund, nor shall the Custodian deliver any assets of a Fund to any such person. No officer, director, employee or agent of the Custodian who holds any similar position with the Funds' investment adviser, with any sub-adviser of the Funds or with the Funds' administrator shall have access to the assets of the Funds.

     (b) Nothing in this Section 11 shall prohibit any officer, employee or agent of the Trust or the Funds, or any officer, trustee, employee or agent of the investment adviser, of any sub-adviser of the Funds or of the Funds' administrator, from giving Oral Instructions or Written Instructions to the Custodian or executing a Certificate so long as it does not result in delivery of or access to assets of the Funds prohibited by paragraph (a) of this Section 11.

12.     Overdraft Facility and Security for Payment.

                                  10

          In the event that the Custodian is directed by Written Instruction (or Oral Instruction confirmed in writing) to make any payment or transfer of funds on behalf of a Fund for which there would be, at the close of business on the, date of such payment or transfer, insufficient funds held by the Custodian on behalf of the Fund, the Custodian may, in its sole discretion, provide an overdraft (an "Overdraft") to the Fund in an amount sufficient to allow the completion of such payment or transfer. Any Overdraft provided hereunder: (a) shall be payable on the next Business Day, unless otherwise agreed by the Fund and the Custodian; and (b) shall accrue interest from the date of the Overdraft to the date of payment in full by the Fund at a rate agreed upon in writing, from time to time, by the Custodian and the Fund. The Custodian and the Funds acknowledge that the purpose of such Overdraft is to temporarily finance the purchase of securities for prompt delivery in accordance with the terms hereof, to meet unanticipated or unusual redemptions, or to meet other emergency expenses not reasonably foreseeable by the Funds. The Custodian shall promptly notify a Fund in writing (an "Overdraft Notice") of any Overdraft by facsimile transmission or in such other manner as the Funds and the Custodian may agree in writing. To secure payment of any Overdraft, the Funds hereby grant to the Custodian a continuing security interest in and right of setoff against the Securities in each Fund's account from time to time in the full amount of such Overdraft. If a Fund fails to pay promptly any amounts owed hereunder, the Custodian shall be entitled to use available cash in the Fund's account and to liquidate Securities in the account as is necessary to meet the Fund's obligations under the Overdraft. In any such case, and without limiting the foregoing, the Custodian shall be entitled to take such other action(s) or exercise such other options, powers and rights as the Custodian now or hereafter has as a secured creditor under the Delaware Uniform Commercial Code or any other applicable law.

13.     Concerning the Custodian.

     (a) Standard of Conduct. Except as otherwise provided herein, neither the Custodian nor its nominee shall be liable for any loss or damage, including counsel fees, resulting from its action or omission to act or otherwise, except for any such loss or damage arising out of its own negligence or willful misconduct. The Custodian shall be liable to the Funds for any loss or damage resulting from the use of the Book-Entry System or the Depository arising by reason of any negligence, misfeasance or misconduct on the part of the Custodian or any of its employees or agents.

     (b) Limit of Duties. Without limiting the generality of the foregoing, the Custodian shall be under no duty or obligation to inquire into, and shall not be liable for:

     1. The validity of the issue of any Securities purchased by a Fund, the legality of the purchase thereof, or the propriety of the amount paid therefor;

     2. The legality of the sale of any Securities by a Fund or the propriety of the amount for which the same are sold;

                                  11

     3. The legality of the issue or sale of any Shares, or the sufficiency of the amount to be received therefore;

     4. The legality of the redemption of any Shares, or the propriety of the amount to be paid therefor;

     5. The legality of the declaration or payment of any distribution of a Fund; or

     6. The legality of any borrowing for temporary or emergency administrative purposes.

     (c) No Liability Until Receipt. The Custodian shall not be liable for, or considered to be the Custodian of, any money, whether or not represented by any check, draft, or other instrument for the payment of money, received by it on behalf of a Fund until the Custodian actually receives and collects such money directly or by the final crediting of the account representing the Fund's interest in the Book-Entry System or the Depository.

     (d) Amounts Due from Transfer Agent. The Custodian shall not be under any duty or obligation to take action to effect collection of any amount due to a Fund from the Transfer Agent nor to take any action to effect payment or distribution by the Transfer Agent of any amount paid by the Custodian to the Transfer Agent in accordance with this Agreement.

     (e) Collection Where Payment Refused. The Custodian shall not be under any duty or obligation to take action to effect collection of any amount, if the Securities upon which such amount is payable are in default, or if payment is refused after due demand or presentation, unless and until (a) it shall be directed to take such action by a Certificate and (b) it shall be assured to its satisfaction of reimbursement of its costs and expenses in connection with any such action.

     (f) Appointment of Agents and Sub-Custodians. The Custodian may appoint one or more banking institutions, including but not limited to banking institutions located in foreign countries, to act as Depository or Depositories or as Sub-custodian or as Sub- custodians of Securities and monies at any time owned by the Funds, upon terms and conditions specified in a Certificate. If it is authorized to do so, the Custodian shall use reasonable care in selecting a Depository and/or Sub-custodian located in a country other than the United States ("Foreign Sub-custodian"), and shall oversee the maintenance of any Securities or monies of the Funds by any Foreign Sub-custodian. In addition, the Custodian shall hold the Funds harmless from, and indemnify the Funds against, any loss that occurs as a result of the failure of any Foreign Sub-custodian to exercise reasonable care with respect to the safekeeping of Securities and monies of the Funds.

     (g) No Duty to Ascertain Authority. The Custodian shall not be under any duty or obligation to ascertain whether any Securities at any time delivered to or held by it for a Fund are such as may properly be held by the Fund under the provisions of the Trust Instrument and the Funds' Prospectus.

                                  12

     (h) Reliance on Certificates and Instructions. The Custodian shall be entitled to rely upon any Certificate, notice or other instrument in writing received by the Custodian and reasonably believed by the Custodian to be genuine and to be signed by an officer of the Trust. The Custodian shall be entitled to rely upon any Written Instruction or Oral Instruction actually received by the Custodian pursuant to the applicable Sections of this Agreement and reasonably believed by the Custodian to be genuine and to be given by an Authorized Person. The Funds agree to forward to the Custodian Written Instructions from an Authorized Person confirming such Oral Instructions in such manner so that such Written Instructions are received by the Custodian, whether by hand delivery, telex or otherwise, by the close of business on the same day that such Oral Instructions are given to the Custodian. The Funds agree that the fact that such confirming instructions are not received by the Custodian shall in no way affect the validity of the transactions or enforceability of the transactions hereby authorized by the Funds. The Funds agree that the Custodian shall incur no liability to the Funds in acting upon Oral Instructions given to the Custodian hereunder concerning such transactions, provided such instructions reasonably appear to have been received from a duly Authorized Person.

     (i) Inspection of Books and Records. The books and records of the Custodian shall be open to inspection and audit at reasonable times by officers and auditors employed by the Fund and by the appropriate employees of the Securities and Exchange Commission.

          The Custodian shall provide the Fund with any report obtained by the Custodian on the system of internal accounting control of the Book-Entry System or the Depository and with such reports on its own systems of internal accounting control as the Fund may reasonably request from time to time.

14.     Liability, Loss or Damages.

     Each party hereto agrees that it will indemnify the other party for any loss, expense or liability arising out of any action taken or omitted by such other party under this Agreement in good faith and without negligence or willful misconduct.

     As a condition of the indemnification provided for in this Section 14, if in any case the indemnifying party is asked to indemnify and hold the indemnified party harmless, the indemnified party shall fully and promptly notify the indemnifying party of any situation which presents or appears likely to present the probability of such a claim for indemnification against the indemnifying party. The indemnifying party shall be entitled, at its own expense, to participate in the investigation and to be consulted as to the defense of any such claim, and in such event, the indemnified party shall keep the indemnifying party fully and currently informed of all developments relating to such investigation or defense. At any time, the indemnifying party shall be entitled at its own expense to conduct the defense of any such claim, provided that the indemnifying party: (a) reasonably demonstrates to the other party its

                                  13

ability to pay the full amount of potential liability in connection with such claim and (b) first admits in writing to the other party that such claim is one in respect of which the indemnifying party is obligated to indemnify the other party hereunder. Upon satisfaction of the foregoing conditions, the indemnifying party shall take over the complete defense of the claim, and the indemnified party shall initiate no further legal or other expenses for which it shall seek indemnification. The indemnified party shall in no case confess any claim or make any compromise in any case in which the indemnifying party may be asked to indemnify the indemnified party, except with the indemnifying party's prior written consent.

     Indemnity under this Agreement shall exist throughout the duration of this Agreement. Furthermore, the indemnity provided under this Agreement shall include coverage for any loss, expense or liability arising after the termination of this Agreement provided that such loss, expense or liability relates to action taken or omitted by a party hereto, under this Agreement and during the term of this Agreement, in good faith and without negligence or willful misconduct.

15.     Additional Funds.

          In the event that the Trust establishes one or more new series of shares with respect to which it desires to have the Custodian render services as custodian under the terms of this Agreement, it shall so notify the Custodian in writing, and if the Custodian agrees in writing to provide such services, such series of shares shall become a Fund hereunder.

16.     Limitation of Trustee, Officer and Shareholder Liability.

          It is expressly agreed that the obligations of the Trust and each Fund hereunder shall not be binding upon any of the trustees, officers, agents or employees of the Trust or upon the shareholders of the Funds personally, but shall only bind the assets and property of the Trust, as provided in its Trust Instrument. The execution and delivery of this Agreement have been authorized by the trustees of the Trust, and this Agreement has been executed and delivered by an authorized officer of the Trust acting as such; neither such authorization by such trustees nor such execution and delivery by such officer shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the assets and property of the Trust, as provided in its Trust Instrument.

17.     Term and Termination.

     (a) This Agreement shall become effective on the date first set forth above (the "Effective Date") and shall continue in effect thereafter as the parties may mutually agree.

                                  14

     (b) Either of the parties hereto may terminate this Agreement by giving to the other party a notice in writing specifying the date of such termination, which shall be not less than 60 days after the date of receipt of such notice. In the event such notice is given by the Trust, it shall be accompanied by a certified vote of the Board of Trustees of the Trust, electing to terminate this Agreement and designating a successor custodian or custodians, which shall be a person qualified to so act under the 1940 Act.

          In the event such notice is given by the Custodian, the Trust shall, on or before the termination date, deliver to the Custodian a certified vote of the Board of Trustees of the Trust, designating a successor custodian or custodians. In the absence of such designation by the Trust, the Custodian may designate a successor custodian, which shall be a person qualified to so act under the 1940 Act. If the Trust fails to designate a successor custodian, the Trust shall upon the date specified in the notice of termination of this Agreement and upon the delivery by the Custodian of all Securities (other than Securities held in the Book-Entry System which cannot be delivered to the Funds) and monies then owned by the Funds, be deemed to be its own custodian, and the Custodian shall thereby be relieved of all duties and responsibilities pursuant to this Agreement, other than the duty with respect to Securities held in the Book-Entry System which cannot be delivered to the Funds.

     (c)     Upon the date set forth in such notice under paragraph (b) of this
Section 17, this Agreement shall terminate to the extent specified in such notice, and the Custodian shall upon receipt of a notice of acceptance by the successor custodian on that date deliver directly to the successor custodian all Securities and monies then held by the Custodian on behalf of the Funds, after deducting all fees, expenses and other amounts for the payment or reimbursement of which it shall then be entitled.


18.     Miscellaneous.

     (a) Annexed hereto as Appendix A is a certification signed by the Secretary of the Trust setting forth the names and the signatures of the present Authorized Persons. The Trust agrees to furnish to the Custodian a new certification in similar form in the event that any such present Authorized Person ceases to be such an Authorized Person or in the event that other or additional Authorized Persons are elected or appointed. Until such new certification shall be received, the Custodian shall be fully protected in acting under the provisions of this Agreement upon Oral Instructions or signatures of the present Authorized Persons as set forth in the last delivered certification.

     (b) Annexed hereto as Appendix B is a certification signed by the Secretary of the Trust setting forth the names and the signatures of certain officers of the Trust. The Trust agrees to furnish to the Custodian a new certification in similar form in the event any such present officer ceases to be an officer of the Trust or in the event that other or additional officers are elected or appointed. Until such new certification shall be received, the Custodian shall be fully protected in acting under the provisions of this Agreement upon the signature of the officers as set forth in the delivered certification.

                                  15

     (c) Any notice or other instrument in writing, authorized or required by this Agreement to be given to the Custodian, shall be sufficiently given if addressed to the Custodian and mailed or delivered to it at its offices at 3001 25th Street S., Fargo, ND 58103 or at such other place as the Custodian may from time to time designate in writing.

     (d) Any notice or other instrument in writing, authorized or required by this Agreement to be given to the Trust or the Funds, shall be sufficiently given if addressed to the Trust and mailed or delivered to it at its offices at 1400 14th Avenue, SW, Minot, North Dakota 58701 or at such other place as the Trust may from time to time designate in writing.

     (e) This Agreement may not be amended or modified in any manner except by a written agreement executed by both parties with the same formality as this Agreement, (i) authorized and approved by a vote of the Board of Trustees of the Trust, including a majority of the members of the Board of Trustees of the Trust who are not "interested persons" of the Trust (as defined in the 1940 Act), or
(ii) authorized and approved by such other procedures as may be permitted or required by the 1940 Act.

     (f) This Agreement shall extend to and shall be binding upon the parties hereto, and their respective successors and assigns; provided, however, that this Agreement shall not be assignable by the Trust without the written consent of the Custodian, or by the Custodian without the written consent of the Trust authorized or approved by a vote of the Board of Trustees of the Trust, and any attempted assignment without such written consent shall be null and void.

     (g) The Trust represents that a copy of the Trust Instrument is on file with the State of Delaware.

     (h) This Agreement shall be construed in accordance with the laws of the State of Delaware.

     (i) The captions of the Agreement are included for convenience of reference only and in no way define or delimit any of the provisions hereof or otherwise affect their construction or effect.

     (j) This Agreement may be executed in any number of counterparts, each of which shall be deemed to be an original, but such counterparts shall, together, constitute only one instrument.

                                  16

     IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed by their respective representatives duty authorized as of the day and year first above written.

                              VIKING MUTUAL FUNDS

                              BY:  /s/ Shannon D. Radke

                              Name:    Shannon D. Radke
                              Title:   President


                              First International Bank & Trust

                              By:  /s/ Don R. Grande

                              Name:    Don R. Grande
                              Title:   Vice-President & Trust Manager

                                  17

APPENDIX A


     I, Douglas P. Miller, Secretary of Viking Mutual Funds, a business trust organized under the laws of the State of Delaware (the "Trust"), do hereby certify that:


     The following individuals have been duly authorized as Authorized Persons to give Oral Instructions and Written Instructions on behalf of the Trust and the signatures set forth opposite their respective names are their true and correct, signatures:

     Name                         Signature


     Shannon D. Radke             /s/ Shannon D. Radke

     Douglas P. Miller            /s/ Douglas P. Miller

     John R. Sampson              /s/ John R. Sampson

     Joseph V. Gugliuzzo          /s/ Joseph V. Gugliuzzo

     John W. Feaster              /s/ John W. Feaster

     Kimberly A. Hing             /s/ Kimberly A. Hing





                         Dated: 07/06/99

                                  18

APPENDIX B

     I, Douglas P. Miller, Secretary of Viking Mutual Funds, a business trust organized under the laws of The State of Delaware (the "Trust"), do hereby certify that:

     The following individuals serve in the following positions with the Trust and each individual has been duly elected or appointed to each such position and qualified therefor in conformity with the Trust's Trust Instrument and the signatures set forth opposite their respective names are their true and correct signatures:

Name                    Position                       Signature

Shannon D. Radke     President and Treasurer           /s/ Shannon D. Radke

Douglas P. Miller    Vice President and Secretary      /s/ Douglas P. Miller


                              Dated:  06/21/99

                                  19

APPENDIX C

FUNDS SUBJECT TO AGREEMENT



Viking Large-Cap Value Fund
Viking Tax-Free Fund for North Dakota
Viking Tax-Free Fund for Montana





DATE:  June 21, 1999

                                  20

APPENDIX D

SCHEDULE OF COMPENSATION



Fund                                   Annual Fee (as a percentage of net
                                                    assets)

Viking Large-Cap Value Fund                         0.015%

Viking Tax-Free Fund for North Dakota               0.015%

Viking Tax-Free Fund for Montana                    0.015%




DATE:  June 21, 1999

                                  21


                            VIKING MUTUAL FUNDS

                                AGREEMENT
                                   for
                         FUND ACCOUNTING SERVICES,
                          ADMINISTRATIVE SERVICES
                                   and
                         TRANSFER AGENCY SERVICES

   AGREEMENT made as of July 28, 1999 by and between VIKING MUTUAL FUNDS, a Delaware business trust having its principal office and place of business at 1400 14TH Avenue, S.W., Minot, ND 58701 (the "Investment Company"), on behalf of the series (individually referred to herein as a "Fund" and collectively as "Funds") of the Investment Company, listed on Exhibit 1 as may be amended from time to time, and VIKING FUND MANAGEMENT, LLC, a North Dakota limited liability company having its principal office and place of business at 1400 14TH Avenue, S.W., Minot, ND 58701 (the "Company").

   WHEREAS, the Investment Company is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), with authorized and issued shares of capital stock or beneficial interest ("Shares");

   WHEREAS, the Investment Company desires to retain the Company as fund accountant to provide fund accounting services (as herein defined) including certain pricing, accounting and recordkeeping services for each of the Funds, and the Company desires to accept such appointment;

   WHEREAS, the Investment Company desires to appoint the Company as its administrator to provide it with administrative services (as herein defined), and the Company desires to accept such appointment; and

   WHEREAS, the Investment Company desires to appoint the Company as its transfer agent and dividend disbursing agent to provide it with transfer agency services (as herein defined), and as its agent in connection with certain other activities, and the Company desires to accept such appointment;

   NOW THEREFORE, in consideration of the premises and mutual covenants herein contained, and intending to be legally bound hereby, the parties hereto agree as follows:



SECTION ONE: FUND ACCOUNTING.

 Article 1. Appointment.
----------------------

     The Investment Company hereby appoints the Company to provide certain pricing and accounting services to the Funds, for the period and on the terms set forth in this Agreement. The Company accepts such appointment and agrees to furnish the services herein set forth in return for the compensation as provided in Exhibit 1 to this Agreement.

 Article 2. The Company's Duties.
-------------------------------

Subject to the supervision and control of the Investment Company's Board of Trustees ("Board"), the Company will assist the Investment Company with regard to fund accounting for the Investment Company, and the Funds, and in connection therewith undertakes to perform the following specific services:

     A. Value the assets of the Funds using: primarily, market quotations and matrix pricing, supplied by the Company and from time to time verified by one or more independent pricing services selected by the Company in consultation with the Investment Company's investment adviser ("Adviser") and/or investment sub-adviser ("Sub-Adviser"), or sources selected by the Adviser and/or Sub-Adviser, and reviewed by the Board; secondarily, if neither the Company nor a designated pricing service provides a price for a security which the Company believes should be available by market quotation, the Company may obtain a price by calling brokers designated by the investment adviser of the Fund holding the security, or if the adviser does not supply the names of such brokers, the Company will attempt on its own to find brokers to price those securities; thirdly, for securities for which no market price is available, the Investment Company's Pricing Committee (or, in the absence of a Pricing Committee, the Board) will determine a fair value in good faith. Consistent with Rule 2a-4 under of the 1940 Act, estimates may be used where necessary or appropriate. The Company's obligations with regard to the prices received from outside pricing services and designated brokers or other outside sources, is to exercise reasonable care in the supervision of the pricing agents. The Company is not the guarantor of the securities prices received from such agents and the Company is not liable to the Fund for errors in valuing a Fund's assets or calculating the net asset value per share of such Fund when the calculations are based upon such prices. All of the above sources of prices used as described are deemed by the Company to be authorized sources of security prices. The Company provides daily to the Adviser and/or Sub-Adviser the securities prices used in calculating the net asset value of the Fund, for its use in preparing exception reports for those prices on which the Adviser and/or Sub-Adviser has comment. Further, upon receipt of the exception reports generated by the Adviser and/or Sub-Adviser, the Company diligently pursues communication regarding exception reports with the designated pricing agents;

                                  2

     B. Determine the net asset value per share of each Fund, at the time and in the manner from time to time determined by the Board and as set forth in the Prospectus and Statement of Additional Information ("Prospectus") of each Fund;

     C.     Calculate the net income of each Fund, if any;

     D. Calculate realized capital gains or losses of each of the Funds resulting from sale or disposition of assets, if any;

     E. Maintain the general ledger and other accounts, books and financial records of the Investment Company, including for each Fund, as required under Section 31(a) of the 1940 Act and the rules thereunder in connection with the services provided by the Company;

     F. Preserve for the periods prescribed by Rule 31a-2 under the 1940 Act the records to be maintained by Rule 31a-1 under the 1940 Act in connection with the services provided by the Company. The Company further agrees that all such records it maintains for the Investment Company are the property of the Investment Company and further agrees to surrender promptly to the Investment Company such records upon the Investment Company's request;

     G. At the request of the Investment Company, prepare various reports or other financial documents in accordance with generally accepted accounting principles as required by federal, state and other applicable laws and regulations; and

     H. Such other similar services as may be reasonably requested by the Investment Company.

     The foregoing, along with any additional services that the Company shall agree in writing to perform for the Investment Company under this Section One, shall hereafter be referred to as "Fund Accounting Services."

 SECTION TWO: ADMINISTRATIVE SERVICES.

 Article 3. Appointment.
----------------------

     The Investment Company hereby appoints the Company as Administrator for the period on the terms and conditions set forth in this Agreement. The Company hereby accepts such appointment and agrees to furnish the services herein set forth in return for the compensation set forth in Exhibit 1 to this Agreement.

 Article 4. The Company's Duties.
-------------------------------

     As Administrator, and subject to the supervision and control of the Board and in accordance with Proper Instructions (as defined hereafter) from the Investment Company, the Company will provide facilities, equipment, and personnel to carry out the following administrative services for operation of the business and affairs of the Investment Company and each Fund:

                                  3

     A. Prepare, file, and maintain the Investment Company's governing documents and any amendments thereto, including the trust instrument (which has already been prepared and filed), the by-laws and minutes of meetings of the Board and shareholders;

     B. Prepare and file with the Securities and Exchange Commission ("SEC") and the appropriate state securities authorities the registration statements for the Investment Company and the Investment Company's Shares and all amendments thereto, reports to regulatory authorities and shareholders, prospectuses, proxy statements, and such other documents as may be necessary to enable the Investment Company to make a continuous offering of its Shares;

     C. Prepare, negotiate, and administer contracts (if any) on behalf of the Investment Company with, among others, the Adviser and/or Sub-Adviser and the Investment Company's distributor(s), subject to any applicable restrictions of the Board or the 1940 Act;

     D. Calculate performance data of the Investment Company for dissemination to information services covering the investment company industry;

     E. Coordinate the layout and printing of publicly disseminated prospectuses and reports;

     F. Assist with the design, development, and operation of the Investment Company and the Funds;

     G. Provide individuals reasonably acceptable to the Board for nomination, appointment, or election as officers of the Investment Company, who will be responsible for the management of certain of the Investment Company's affairs as determined by the Investment Company's Board; and

     H. Consult with the Investment Company and its Board on matters concerning the Investment Company and its affairs.

     The foregoing, along with any additional services that the Company shall agree in writing to perform for the Investment Company under this Section Two, shall hereafter be referred to as "Administrative Services."

 Article 5. Records.
------------------

     The Company shall create and maintain all necessary books and records in accordance with all applicable laws, rules and regulations, including but not limited to records required by Section 31(a) of the 1940 Act and the rules thereunder, as the same may be amended from time to time, pertaining to the Administrative Services performed by it and not otherwise created and maintained by another party pursuant to contract with the Investment Company. Where applicable, such records shall be maintained by the Company for the periods and in the places required by Rule 31a-2 under the 1940 Act. The books and records pertaining to the Investment Company which are in the possession of the Company shall be the property of the Investment Company. The Investment Company, or the Investment Company's authorized representatives, shall have access to such books and records at all times during the Company's normal business hours. Upon the reasonable request of the Investment Company, copies of any such books and records shall be provided promptly by the Company to the Investment Company or the Investment Company's authorized representatives.

                                   4

 Article 6. Expenses.
-------------------

     The Company shall be responsible for expenses incurred in providing office space, equipment, and personnel as may be necessary or convenient to provide the Administrative Services to the Investment Company, including the compensation of the Company employees who serve as trustees or officers of the Investment Company. The Investment Company shall be responsible for all other expenses incurred by the Company on behalf of the Investment Company, including without limitation postage and courier expenses, printing expenses, travel expenses, registration fees, filing fees, fees of outside counsel and independent auditors, or other professional services, organizational expenses, insurance premiums, fees payable to persons who are not the Company's employees, trade association dues, and other expenses properly payable by the Funds.
SECTION THREE: TRANSFER AGENCY SERVICES.

 Article 7. Terms of Appointment.
-------------------------------

     Subject to the terms and conditions set forth in this Agreement, the Investment Company hereby appoints the Company to act as, and the Company agrees to act as, Transfer Agent and Dividend Disbursing Agent for each Fund's Shares, and agent in connection with any accumulation, open-account or similar plans provided to the shareholders of any Fund ("Shareholder(s)"), including without limitation any periodic investment plan or periodic withdrawal program.

 Article 8. Duties of the Company.
--------------------------------

     The Company shall perform the following services in accordance with Proper Instructions as may be provided from time to time by the Investment Company as to any Fund:

     A.     Purchases

            (1) The Company shall receive orders and payment for the purchase of Shares and promptly deliver payment and appropriate documentation therefor to the custodian of the relevant Fund (the "Custodian"). The Company shall notify the Fund and the Custodian on a daily basis of the total amount of orders and payments so delivered.

            (2) Pursuant to purchase orders and in accordance with the Fund's current Prospectus, the Company shall compute and issue the appropriate number of Shares of each Fund and hold such Shares in the appropriate Shareholder accounts.

                                  5

            (3) For certificated Funds, if a Shareholder or its agent requests a certificate, the Company, as Transfer Agent, shall countersign and mail by first class mail, a certificate to the Shareholder at its address as set forth on the transfer books of the Funds, subject to any Proper Instructions regarding the delivery of certificates.

            (4) In the event that any check or other order for the purchase of
                Shares of the Fund is returned unpaid for any reason, the Company shall debit the Share account of the Shareholder by the number of Shares that had been credited to its account upon receipt of the check or other order, promptly mail a debit advice to the Shareholder, and notify the Fund of its action. In the event that the amount paid for such Shares exceeds proceeds of the redemption of such Shares plus the amount of any dividends paid with respect to such Shares, the Fund or its distributor will reimburse the Company on the amount of such excess.

     B.     Distribution

            (1) Upon notification by the Funds of the declaration of any distribution to Shareholders, the Company shall act as Dividend Disbursing Agent for the Funds in accordance with the provisions of its governing document and the then-current Prospectus of the Fund. The Company shall prepare and mail or credit income, capital gain, or any other payments to Shareholders. As the Dividend Disbursing Agent, the Company shall, on or before the payment date of any such distribution, notify the Custodian of the estimated amount required to pay any portion of said distribution which is payable in cash and request the Custodian to make available sufficient funds for the cash amount to be paid out. The Company shall reconcile the amounts so requested and the amounts actually received by the Custodian on a daily basis. If a Shareholder is entitled to receive additional Shares by virtue of any such distribution or dividend, appropriate credits shall be made to the Shareholder's account, or for certificated Funds, delivered where requested; and

            (2) The Company shall maintain records of account for each Fund and advise the Investment Company, each Fund and its Shareholders as to the foregoing.

     C.     Redemptions and Transfers

            (1) The Company shall receive redemption requests and redemption directions and, if such redemption requests comply with the procedures as may be described in the Fund Prospectus or set forth in Proper Instructions, deliver the appropriate instructions therefore to the Custodian. The Company shall notify the Funds on a daily basis of the total amount of redemption requests processed and monies paid to the Company by the Custodian for redemptions.

            (2) At the appropriate time upon receiving redemption proceeds from the Custodian with respect to any redemption, the Company shall pay or cause to be paid the redemption proceeds in the manner instructed by the redeeming Shareholders, pursuant to procedures described in the then-current Prospectus of the Fund.

                                  6

            (3) If any certificate returned for redemption or other request for redemption does not comply with the procedures for redemption approved by the Fund, the Company shall promptly notify the Shareholder of such fact, together with the reason therefor, and shall effect such redemption at the price applicable to the date and time of receipt of documents complying with said procedures.

            (4) The Company shall effect transfers of Shares by the registered owners thereof.

            (5) The Company shall identify and process abandoned accounts and uncashed checks for state escheat requirements on an annual basis and report such actions to the Fund.

     D.     Recordkeeping

     (1) The Company shall record the issuance of Shares of each Fund, and maintain pursuant to applicable rules of the SEC a record of the total number of Shares of the Fund which are authorized, based upon data provided to it by the Fund, and issued and outstanding. The Company shall also provide the Fund on a regular basis or upon reasonable request with the total number of Shares which are authorized and issued and outstanding.

     (2) The Company shall establish and maintain records pursuant to applicable rules of the SEC relating to the services to be performed hereunder in the form and manner as agreed to by the Investment Company or the Fund to include a record for each Shareholder's account of the following:

             (a) Name, address and tax identification number (and whether such number has been certified);

             (b) Number of Shares held;

             (c) Historical information regarding the account, including dividends paid and date and price for all transactions;

             (d) Any stop or restraining order placed against the account;

             (e) Information with respect to withholding in the case of a foreign account or an account for which withholding is required by the Internal Revenue Code;

             (f) Any dividend reinvestment order, plan application, dividend address and correspondence relating to the current maintenance of the account;

                                  7

             (g) Certificate numbers and denominations for any Shareholder holding certificates (if share certificates are issued);

             (h) Any information required in order for the Company to perform the calculations contemplated or required by this Agreement.

     (3) The Company shall preserve any such records required to be maintained pursuant to the rules of the SEC for the periods prescribed in said rules as specifically noted below. Such record retention shall be at the expense of the Company, and such records may be inspected by the Fund at reasonable times. The Company may, at its option at any time, and shall forthwith upon the Fund's demand, turn over to the Fund and cease to retain in the Company's files, records and documents created and maintained by the Company pursuant to this Agreement, which are no longer needed by the Company in performance of its services or for its protection. If not so turned over to the Fund, such records and documents will be retained by the Company for six years from the year of creation, during the first two of which such documents will be in readily accessible form. At the end of the six year period, such records and documents will either be turned over to the Fund or destroyed in accordance with Proper Instructions.

     E.     Confirmations/Reports

            (1) The Company shall furnish to the Fund periodically the following information:

                (a) A copy of the transaction register;

                (b) Dividend and reinvestment blotters;

                (c) The total number of Shares issued and outstanding in each state for "blue sky" purposes as determined according to Proper Instructions delivered from time to time by the Fund to the Company;

                (d) Shareholder lists and statistical information;

                (e) Payments to third parties relating to distribution
                    agreements, allocations of sales loads, redemption fees, or other transaction- or sales-related payments;

                (f) Such other information as may be agreed upon from time to time.

            (2) The Company shall prepare in the appropriate form, file with the Internal Revenue Service and appropriate state agencies, and, if required, mail to Shareholders, such notices for reporting dividends and distributions paid as are required to be so filed and mailed and shall withhold such sums as are required to be withheld under applicable federal and state income tax laws, rules and regulations.

                                  8

            (3) In addition to and not in lieu of the services set forth above the Company shall:

                (a) Perform all of the customary services of a transfer agent, dividend disbursing agent and, as relevant, agent in connection with accumulation, open-account or similar plans (including without limitation any periodic investment plan or periodic withdrawal program), including but not limited to: maintaining all Shareholder accounts, mailing Shareholder reports and Prospectuses to current Shareholders, withholding taxes on accounts subject to back-up or other withholding (including non-resident alien accounts), preparing and filing reports on U.S. Treasury Department Form 1099 and other appropriate forms required with respect to dividends and distributions by federal authorities for all Shareholders, preparing and mailing confirmation forms and statements of account to Shareholders for all purchases and redemptions of Shares and other conformable transactions in Shareholder accounts, preparing and mailing activity statements for Shareholders, and providing Shareholder account information; and

                (b) Provide a system which will enable the Fund to monitor the total number of Shares of each Fund sold in each state ("blue sky reporting"). The Fund shall by Proper Instructions (i) identify to the Company those transactions and assets to be treated as exempt from the blue sky reporting for each state and (ii) verify the classification of transactions for each state on the system prior to activation and thereafter monitor the daily activity for each state. The responsibility of the Company for each Fund's state blue sky registration status is limited solely to the recording of the classification of transactions or accounts with regard to blue sky compliance and the reporting of such transactions and accounts to the Fund as provided above.

     (F)     Other Duties

             (1) The Company shall answer correspondence from Shareholders relating to their Share accounts and such other correspondence as may from time to time be addressed to the Company;

             (2) The Company shall prepare Shareholder meeting lists, mail proxy cards and other material supplied to it by the Fund in connection with Shareholder meetings of each Fund; receive, examine and tabulate returned proxies, and certify the vote of the Shareholders;

             (3) The Company shall establish and maintain facilities and procedures for safekeeping of stock certificates (if issued), check forms and facsimile signature imprinting devices, if any; and for the preparation or use, and for keeping account of, such certificates, forms and devices.

                                  9

     The foregoing, along with any additional services that the Company shall agree in writing to perform for the Investment Company under this Section Three, shall hereafter be referred to as "Transfer Agency Services."

 Article 9.  Duties of the Investment Company.
--------------------------------------------

     A.     Compliance
            The Investment Company or Fund assumes full responsibility for the preparation, contents and distribution of its own Prospectus and for complying with all applicable requirements of the Securities Act of 1933, as amended (the "1933 Act"), the 1940 Act and any laws, rules and regulations of government authorities having jurisdiction.

     B.     Share Certificates

            If Share certificates are issued, the Investment Company shall supply the Company with a sufficient supply of blank Share certificates and from time to time shall renew such supply upon request of the Company. Such blank Share certificates shall be properly signed, manually or by facsimile, if authorized by the Investment Company, and shall bear the seal of the Investment Company or facsimile thereof; and notwithstanding the death, resignation or removal of any officer, of the Investment Company authorized to sign certificates, the Company may continue to countersign certificates which bear the manual or facsimile signature of such officer, until otherwise directed by the Investment Company.

     C.     Distributions

            The Fund shall promptly inform the Company of the declaration of any dividend or distribution on account of any Fund's shares.

SECTION FOUR: GENERAL PROVISIONS.

 Article 10. Proper Instructions.
-------------------------------

     As used throughout this Agreement, a "Proper Instruction" means a writing signed or initialed by one or more person or persons as the Board shall have from time to time authorized. Each such writing shall set forth the specific transaction or type of transaction involved. Oral instructions will be deemed to be Proper Instructions if (a) the Company reasonably believes them to have been given by a person previously authorized in Proper Instructions to give such instructions with respect to the transaction involved, and (b) the Investment Company, or the Fund, and the Company promptly cause such oral instructions to be confirmed in writing. Proper Instructions may include communications effected directly between electro-mechanical or electronic devices provided that the Investment Company, or the Fund, and the Company are satisfied that such procedures afford adequate safeguards for the Fund's assets. Proper Instructions may only be amended in writing.

                                   10

 Article 11. Assignment.
 ----------------------

     Except as provided below, neither this Agreement nor any of the rights or obligations under this Agreement may be assigned by either party without the written consent of the other party.

     A. This Agreement shall inure to the benefit of and be binding upon the parties and their respective permitted successors and assigns.

     B. With regard to Transfer Agency Services, the Company may, with the written consent of the Investment Company, subcontract for the performance of Transfer Agency Services with such other provider of services duly registered as a transfer agent pursuant to Section 17A(c)(1) of the Securities Exchange Act of 1934, as amended, or any succeeding statute, as Company shall select.

     C. With regard to Fund Accounting Services and Administrative Services, the Company may, with the written consent of the Investment Company, subcontract for the performance of such services with such other service provider as Company may select.

     D. Except as provided in E below, the Company shall be as fully responsible to the Investment Company for the acts and omissions of any subcontractor as it is for its own acts and omissions. The compensation of such person or persons shall be paid by the Company and no obligation shall be incurred on behalf of the Investment Company or the Funds, in such respect.

     E. The Company shall upon instruction from the Investment Company subcontract for the performance of services under this Agreement with an agent selected by the Investment Company, other than as described in B. and C. above; provided, however, that the Company shall in no way be responsible to the Investment Company for the acts and omissions of the agent.

     F. Either party may assign all of or a substantial portion of its business to a successor, or to a party controlling, controlled by, or under common control with such party.

     Nothing in this Article 11 shall prevent the Company from delegating its responsibilities to another entity to the extent provided herein.

 Article 12. Documents.
---------------------

     A. In connection with the appointment of the Company under this Agreement, the Investment Company shall file with the Company the following documents:

            (1) A copy of the trust instrument and by-laws of the Investment
                Company and all amendments thereto;

            (2) A copy of the resolution of the Board of the Investment Company authorizing this Agreement;

                                  11

            (3) Specimens of all forms of outstanding Share certificates of the
                Investment Company or the Funds in the forms approved by the Board of the Investment Company with a certificate of the Secretary of the Investment Company as to such approval;

            (4) All account application forms and other documents relating to
                Shareholders accounts; and

            (5) A copy of the current Prospectus for each Fund.

     B. The Fund will also furnish from time to time the following documents:

            (1) Each resolution of the Board of the Investment Company authorizing the original issuance of each Fund's Shares;

            (2) Each registration statement filed with the SEC and amendments thereof and orders relating thereto in effect with respect to the sale of Shares of any Fund;

            (3) A certified copy of each amendment to the governing document and the By-Laws of the Investment Company;

            (4) Certified copies of each vote of the Board authorizing officers to give Proper Instructions to the Custodian and agents for fund accountant, custody services procurement, and shareholder recordkeeping or transfer agency services;

            (5) If issued, specimens of all new Share certificates representing
                Shares of any Fund, accompanied by Board resolutions approving such forms;

            (6) Such other certificates, documents or opinions which the
                Company may, in its discretion, deem necessary or appropriate in the proper performance of its duties; and

            (7) Revisions to the Prospectus of each Fund.

 Article 13. Representations and Warranties.
------------------------------------------

     A.     Representations and Warranties of the Company

     The Company represents and warrants to the Fund that:

            (1) it is a limited liability company duly organized and existing and in good standing under the laws of the State of North
                Dakota;

            (2) It is duly qualified to carry on its business in each
                jurisdiction where the nature of its business requires such qualification, and in the State of North Dakota;

            (3) it is empowered under applicable laws and by its articles of incorporation and by-laws to enter into and perform this Agreement,

                                  12

            (4) all requisite corporate proceedings have been taken to authorize it to enter into and perform its obligations under this Agreement;

            (5) it has and will continue to have access to the necessary facilities, equipment and personnel to perform its duties and obligations under this Agreement; and

            (6) it is in compliance with federal securities law requirements and in good standing as an administrator and fund accountant;

     B.     Representations and Warranties of the Investment Company

     The Investment Company represents and warrants to the Company that:

           (1) It is an investment company duly organized and existing and in good standing under the laws of its state of organization;

           (2) It is empowered under applicable laws and by its trust instrument and by-laws to enter into and perform its obligations under this Agreement;

           (3) All corporate proceedings required by said trust instrument and by-laws have been taken to authorize it to enter into and perform its obligations under this Agreement;

           (4) The Investment Company is an open-end investment company registered under the 1940 Act; and

           (5) A registration statement under the 1933 Act will be effective, and appropriate state securities law filings have been made and will continue to be made, with respect to all Shares of each Fund being offered for sale.

 Article 14. Standard of Care and Indemnification.
------------------------------------------------

     A.     Standard of Care

     With regard to Sections One, Two and Three, the Company shall be held to a standard of reasonable care in carrying out the provisions of this Agreement, provided however, that the Company shall be held to any higher standard of care that would be imposed upon the Company, by an applicable law or regulation even though such stated standard of care was not part of this Agreement. The Company shall be entitled to rely on and may act upon advice of counsel (who may be counsel for the Investment Company) on all matters, and shall be without liability for any action reasonably taken or omitted pursuant to such advice, provided that such action is not in violation of applicable federal or state laws or regulations, and is taken in good faith and without negligence. Any person, even though also an officer, director, trustee, partner, employee or agent of the Company, who may be or become an officer, director, trustee, partner, employee or agent of the Investment Company, shall be deemed, when rendering services to the Investment Company or acting on any business of the Investment Company (other than services or business in connection with the duties of the Company hereunder) to be rendering such services to or acting solely for the Investment Company and not as an officer, director, trustee, partner, employee or agent or one under the control or direction of the Company even though paid by the Company.

                                  13

     B.     Indemnification by Investment Company

     The Company shall not be responsible for and the Investment Company or Fund shall indemnify and hold the Company, including its officers, directors, shareholders and their agents, employees and affiliates, harmless against any and all losses, damages, costs, charges, counsel fees, payments, expenses and liabilities arising out of or attributable to:

            (1) The Investment Company's refusal or failure to comply with the terms of this Agreement, or which arise out of the Investment Company's lack of good faith, gross negligence or willful misconduct or which arise out of the breach of any representation or warranty of the Investment Company hereunder;

            (2) The acts or omissions of any Custodian, Adviser, Sub-adviser or other party contracted by or approved by the Investment Company or Fund;

            (3) The reliance on or use by the Company or its agents or subcontractors of information, records and documents in proper form which:

               (a) are received by the Company or its agents or subcontractors and furnished to it by or on behalf of the Investment Company or Fund, its Shareholders or investors regarding the purchase, redemption or transfer of Shares and Shareholder account information;

               (b) are received by the Company from independent pricing
                   services or sources for use in valuing the assets of the Investment Company or Fund; or

               (c) are received by the Company or its agents or subcontractors from Advisers, Sub-advisers or other third parties contracted by or approved by the Investment Company or Fund for use in the performance of services under this Agreement; or

               (d) have been prepared and/or maintained by the Investment
                   Company or Fund or its affiliates or any other person or firm on behalf of the Investment Company.

            (4) The reliance on, or the carrying out by the Company or its agents or subcontractors of Proper Instructions of the Investment Company or the Fund.

            (5) The offer or sale of Shares in violation of any requirement under the federal securities laws or regulations or the securities laws or regulations of any state that such Shares be registered in such state or in violation of any stop order or other determination or ruling by any federal agency or any state with respect to the offer or sale of such Shares in such state.

                                  14

                Provided, however, that the Company shall not be protected by this Article 14.B. from liability for any act or omission resulting from the Company's willful misfeasance, bad faith, negligence or reckless disregard of its duties or failure to meet the standard of care set forth in 14.A. above.

     C.     Indemnification by the Company

            The Company shall indemnify and hold the Investment Company and each Fund harmless from and against any and all losses, damages, costs, charges, counsel fees, payments, expenses and liability arising out of or attributed to any action or failure or omission to act by the Company as a result of the Company's lack of good faith, negligence, willful misconduct, or failure to meet the standard of care set forth in Article 14.A. above.

     D.     Reliance on Instructions from Investment Company

            At any time the Company may apply to any officer of the Investment Company or Fund for instructions with respect to any matter arising in connection with the services to be performed by the Company under this Agreement, and the Company and its agents or subcontractors shall not be liable and shall be indemnified by the Investment Company or the appropriate Fund for any action reasonably taken or omitted by it in reliance upon such instructions provided such action is not in violation of applicable federal or state laws or regulations, and is taken in good faith and without negligence. The Company, its agents and subcontractors shall be protected and indemnified in recognizing stock certificates which are reasonably believed to bear the proper manual or facsimile signatures of the officers of the Investment Company or the Fund, and the proper countersignature of any former transfer agent or registrar, or of a co-transfer agent or co-registrar.

     E.     Notification

            In order that the indemnification provisions contained in this
            Article 14 shall apply, upon the assertion of a claim for which either party may be required to indemnify the other, the party seeking indemnification shall promptly notify the other party in writing of such assertion, and shall keep the other party advised with respect to all developments concerning such claim. The party who may be required to indemnify shall have the option to participate with the party seeking indemnification in the defense of such claim. The party seeking indemnification shall in no case confess any claim or make any compromise or settlement in any case in which the other party may be required to indemnify it except with the other party's prior written consent.

 Article 15. Term and Termination of Agreement.
---------------------------------------------

     This Agreement shall be effective from the date first written above and shall continue through ______________, 2000 ("Initial Term"). Thereafter, this Agreement shall be automatically renewed each year for an additional term of

                                  15

one year ("Additional Term"), provided that either party may terminate this Agreement by written notice delivered at least six months prior to the expiration of the Initial or any Additional Term. In the event, however, of a material breach by the Company of its obligations under this Agreement, including a failure by the Company to meet the applicable standard of care set forth herein, the Investment Company shall promptly notify the Company in writing of such breach and, upon receipt of such notice, the Company shall promptly cure the breach, and, if the breach is not so cured within 30 days after the Company's receipt of notice thereof, the Investment Company may terminate this Agreement on not less than 30 days' written notice. The termination date for all original or after-added Investment companies which are, or become, a party to this Agreement shall be coterminous. Investment Companies that merge or dissolve during an Initial Term or Additional Term, shall cease to be a party on the effective date of such merger or dissolution.

     Upon the termination of this Agreement by the Investment Company, the Investment Company shall pay to the Company such compensation as may be payable prior to the effective date of such termination. In the event that the Investment Company designates a successor to any of the Company's obligations hereunder, the Company shall, at the expense and direction of the Investment Company, transfer to such successor all relevant books, records and other data established or maintained by the Investment Company under the foregoing provisions. Additionally, the Company reserves the right to charge for any other reasonable expenses associated with such termination. The provisions of
Article 14 shall survive the termination of this Agreement.

 Article 16. Amendment.
---------------------

     This Agreement may be amended or modified by a written agreement executed by both parties.

 Article 17. Interpretive and Additional Provisions.
--------------------------------------------------

     In connection with the operation of this Agreement, the Company and the Investment Company may from time to time agree on such provisions interpretive of or in addition to the provisions of this Agreement as may in their joint opinion be consistent with the general tenor of this Agreement. Any such interpretive or additional provisions shall be in a writing signed by both parties and shall be annexed hereto, provided that no such interpretive or additional provisions shall contravene any applicable federal or state regulations or any provision of the Investment Company's trust instrument. No interpretive or additional provisions made as provided in the preceding sentence shall be deemed to be an amendment of this Agreement.

 Article 18. Governing Law.
-------------------------

     This Agreement shall be construed and the provisions hereof interpreted under and in accordance with the laws of the State of North Dakota, provided however, that nothing herein shall be construed in a manner inconsistent with the 1940 Act or any rule or regulation promulgated by the SEC thereunder.

                                   16

 Article 19. Notices.
-------------------

     Except as otherwise specifically provided herein, notices and other writings delivered or mailed postage prepaid to the Investment Company or to the Company shall be deemed to have been properly delivered or given hereunder to the respective addresses set forth above.

 Article 20. Counterparts.
------------------------

     This Agreement may be executed simultaneously in two or more counterparts, each of which shall be deemed an original.

 Article 21. Merger of Agreement.
-------------------------------

     This Agreement constitutes the entire agreement between the parties hereto and supersedes any prior agreement with respect to the subject hereof whether oral or written.

 Article 22. Successor Agent.
---------------------------

     If a successor agent for the Investment Company shall be appointed by the Investment Company, the Company shall upon termination of this Agreement deliver to such successor agent at the office of the Company all properties of the Investment Company held by it hereunder. If no such successor agent shall be appointed, the Company shall at its office upon receipt of Proper Instructions deliver such properties in accordance with such instructions.

     In the event that no written order designating a successor agent or Proper Instructions shall have been delivered to the Company on or before the date when such termination shall become effective, then the Company shall have the right to deliver to a bank or trust company, which is a "bank" as defined in the 1940 Act, of its own selection, having an aggregate capital, surplus, and undivided profits, as shown by its last published report, of not less than $2,000,000, all properties held by the Company under this Agreement.

     Thereafter, such bank or trust company shall be the successor of the Company under this Agreement.

 Article 23. Force Majeure.
-------------------------

     The Company shall have no liability for cessation of services hereunder or any damages resulting therefrom to the Fund as a result of work stoppage, power or other mechanical failure, natural disaster, governmental action, communication disruption or other impossibility of performance.

 Article 24. Severability.
------------------------

     In the event any provision of this Agreement is held illegal, void or unenforceable, the balance shall remain in effect.

                                   17

 Article 25. Limitations of Liability of Trustees and Shareholders of the
 ------------------------------------------------------------------------
 Investment Company.
------------------

     The execution and delivery of this Agreement have been authorized by the trustees of the Investment Company and signed by an authorized officer of the Investment Company, acting as such, and neither such authorization by such trustees nor such execution and delivery by such officer shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, and the obligations of this Agreement are not binding upon any of the trustees or Shareholders of the Investment Company, but bind only the property of the Fund, as provided in the Investment Company's trust instrument.

 Article 26. Compensation.
------------------------

     A. The Funds will compensate the Company for the services described herein in accordance with the fees agreed upon from time to time between the parties hereto. Such fees do not include out-of-pocket disbursements of the Company for which the Funds shall reimburse the Company. Out-of-pocket disbursements shall include, but shall not be limited to, the items agreed upon between the parties from time to time, including those items listed on Exhibit 1 attached hereto.

     B. The Fund, and not the Company, shall bear the cost of: custodial expenses; membership dues in the Investment Company Institute or any similar organization; transfer agency expenses; investment advisory expenses; costs of printing and mailing stock certificates (if issued); Prospectuses, reports and notices; administrative expenses; interest on borrowed money; brokerage commissions; taxes and fees payable to federal, state and other governmental agencies; fees of independent trustees of the Investment Company; independent auditors expenses; legal and audit department expenses billed to the Company for work performed related to the Investment Company or the Funds; law firm expenses; organizational expenses; or other expenses not specified in this Article 26 which may be properly payable by the Funds.

     C. The compensation and out-of-pocket expenses attributable to the Fund shall be accrued by the Fund and shall be paid to the Company no less frequently than monthly, and shall be paid daily upon request of the Company. The Company will maintain detailed information about the compensation and out-of-pocket expenses by Fund.

     D. Any schedule of compensation agreed to hereunder, as may be adjusted from time to time, shall be dated and signed by a duly authorized officer of the Investment Company and/or the Funds and a duly authorized officer of the Company.

                                  18

     IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed in their names and on their behalf under their seals by and through their duly authorized officers, as of the day and year first above written.

                                VIKING MUTUAL FUNDS
                                (On behalf of the series listed on Exhibit 1)


                                By:/s/ Shannon D. Radke
                                   --------------------
                                Name: Shannon D. Radke
                                Title: President



                                VIKING FUND MANAGEMENT, LLC


                                By:/s/ Shannon D. Radke
                                   --------------------
                                Name: Shannon D. Radke
                                Title: President

                                  19

                                 EXHIBIT 1
                            to the Agreement for
                          Fund Accounting Services,
                           Administrative Services
                                   and
                        Transfer Agency Services



     The Agreement for Fund Accounting Services, Administrative Services and Transfer Agency Services dated July 28, 1999 between VIKING MUTUAL
FUNDS and VIKING FUND MANAGEMENT, LLC shall apply to the following series:

Viking Tax-Free Fund for North Dakota
Viking Tax-Free Fund for Montana
Viking Large-Cap Value Fund


I.  Administrative Services

For all Administrative Services provided pursuant to this Agreement, the Investment Company agrees to pay and the Company hereby agrees to accept as full compensation for its services rendered hereunder a fee as follows:

          Fund                            Administrative Services Fee
                                  (as a percentage of average daily net assets)

Viking Tax-Free Fund for North Dakota               0.10%

Viking Tax-Free Fund for Montana                    0.10%

Viking Large-Cap Value Fund                         0.10%

II.  Fund Accounting Services

     For all Fund Accounting Services provided pursuant to this Agreement, the Investment Company agrees to pay and the Company hereby agrees to accept as compensation for its services rendered hereunder a fee as follows:
          Fund                               Fund Accounting Services Fee
                                  (as a percentage of average daily net assets)

Viking Tax-Free Fund for North Dakota              0.05%

Viking Tax-Free Fund for Montana                   0.05%

Viking Large-Cap Value Fund                        0.05%

                                  20

Fund Accounting Services:  Out-of-Pocket Expenses
-------------------------------------------------

Out-of-pocket expenses include, but are not limited to, the following: postage (including overnight courier service), statement stock, envelopes, telephones, telecommunication charges (including FAX), travel, duplicating, forms, supplies, microfiche, computer access charges, client specific system enhancements, access to the shareholder recordkeeping system, security pricing services, variable rate change notification services, paydown factor notification services.

III.  Transfer Agency Services

For all Transfer Agency Services provided pursuant to this Agreement, the Investment Company agrees to pay and the Company hereby agrees to accept as compensation for its services rendered hereunder a fee as follows:

          Fund                            Tranfer Agency Services
                                            Annual Account Fee

Viking Tax-Free Fund for North Dakota      $15.00 per account

Viking Tax-Free Fund for Montana           $15.00 per account

Viking Large-Cap Value Fund                $15.00 per account

Transfer Agency Services:  Out-of-Pocket Expenses
-------------------------------------------------

Out-of-pocket expenses include but are not limited to postage (including overnight courier service), statement stock, envelopes, telecommunication charges (including Fax), travel, duplicating, forms, supplies, microfiche, computer access charges, client specific enhancements, disaster recovery, dosed account fees, processing fees (including check encoding), and expenses incurred at the specific direction of the Fund. Postage for mass mailings is due seven days in advance of the mailing date.

                                  21

IV. Payment

Payment is due thirty days after the date of the invoice.

     IN WITNESS WHEREOF, the parties hereto have caused this Schedule to be executed in their names and on their behalf under their seals by and through
their duly authorized officers, as of                , 1999.

                                VIKING MUTUAL FUNDS



                                By:/s/ Shannon D. Radke
                                   --------------------
                                Name: Shannon D. Radke
                                Title: President



                                VIKING FUND MANAGEMENT, LLC


                                By:/s/ Shannon D. Radke
                                -----------------------
                                Name: Shannon D. Radke
                                Title: President

                                  22
22


                             KIRKPATRICK & LOCKHART LLP
                                   1800 MASSACHUSETTS AVENUE, N.W.
                                                 2ND FLOOR
                                     WASHINGTON, D.C. 20036-1800

                                      TELEPHONE  (202) 778-9223
                                      FACSIMILE  (202) 778-9100





July 28, 1999


Viking Mutual Funds
P.O. Box 500
Minot, ND  58702

Ladies and Gentlemen:
     Viking Mutual Funds ("Trust") is a business trust organized under the laws of the State of Delaware and governed by a Trust Instrument dated March 30, 1999. You have requested our opinion regarding certain matters in connection with the Trust's issuance of shares of beneficial interest, par value $0.001 per share ("Shares"), in its series, Viking Tax-Free Fund for Montana, Viking Tax-Free Fund for North Dakota and Viking Large-Cap Value Fund (each a "Fund").

     We have, as counsel, participated in various business and other proceedings relating to the Trust. We have examined copies, either certified or otherwise proved to be genuine, of the Trust Instrument and the By-laws of the Trust, the minutes of meetings of its board of trustees and other documents relating to its organization and operation, and we are generally familiar with its business affairs. Based upon the foregoing, it is our opinion that the Shares of the Fund may be legally and validly issued in accordance with the Trust's Trust Instrument and By-laws and subject to compliance with the Securities Act of 1933, the Investment Company Act of 1940 and applicable state laws regulating the offer and sale of securities; and when so issued, the Shares will be legally issued, fully paid and non-assessable by the Trust.

     The Trust is a business trust established pursuant to the Delaware Business Trust Act ("Delaware Act"). The Delaware Act provides that a shareholder of the Trust is entitled to the same limitation of personal liability extended to shareholders of for-profit corporations. To the extent that the Trust or any of its shareholders becomes subject to the jurisdiction of courts in states which do not have statutory or other authority limiting the liability of business trust shareholders, such courts might not apply the Delaware Act and could subject Trust shareholders to liability.

     To guard against this risk, the Trust Instrument: (i) requires that every written obligation of the Trust contain a statement that such obligation may be enforced only against the assets of the Trust; however, the omission of such a disclaimer will not operate to create personal liability for any shareholder; and (ii) provides for indemnification out of Trust property of any shareholder held personally liable, solely by reason of being a shareholder, for the obligations of the Trust. Thus, the risk of a Trust shareholder incurring financial loss beyond his or her investment because of shareholder liability is limited to circumstances in which: (i) a court refuses to apply Delaware law;
(ii) no contractual limitation of liability is in effect; and (iii) the Trust itself is unable to meet its obligations.

     We express no opinion as to compliance with the Securities Act of 1933, the Investment Company Act of 1940, or applicable state securities laws in connection with the sale of Shares.

     We hereby consent to the filing of this opinion in connection with Pre-Effective Amendment No. 2 to the Trust's Registration Statement on Form N-1A (File Nos. 333-77993 and 811-9277) to be filed with the Securities and Exchange Commission. We also consent to the reference to our firm in the Prospectus and Statement of Additional Information filed as part of the Registration Statement.



                              Sincerely,

                              KIRKPATRICK & LOCKHART LLP


                              By:     /s/ Donald W. Smith
                                          Donald W. Smith



                   Plan of Distribution and Service
                      Pursuant to Rule 12b-1

                       VIKING MUTUAL FUNDS

                          July 28,1999

     WHEREAS, Viking Mutual Funds (the "Trust"), a Delaware business trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company;

     WHEREAS, the Trust has established several separate series of shares, each of which represents a separate portfolio of investments, and may establish additional series of shares (each series of the Trust shall be referred to herein as a "Fund"); and

     WHEREAS, the Trust has engaged Viking Fund Distributors, LLC (the "Distributor") as distributor of the shares of the Funds pursuant to a Distribution Agreement dated as of July 28, 1999; and

     WHEREAS, the Trust desires to adopt a Plan of Distribution and Service (the "Plan") pursuant to Rule 12b-I under the 1940 Act with respect to those Funds listed on Schedule A hereto, as such schedule may be amended from time to time, and the Board of Trustees of the Trust (the "Trustees") has determined that there is a reasonable likelihood that adoption of this Plan will benefit the Trust, each Fund and the shareholders thereof.

     NOW, THEREFORE, the Trust, with respect to each Fund, hereby adopts this Plan in accordance with Rule 12b- 1, on the following terms and conditions:

1. Each Fund shall pay to the Distributor, as compensation for distributing each Fund's shares and for servicing shareholder accounts, a fee for each Fund computed at the annual rate set forth on Schedule A hereto, as such schedule may be amended from time to time. The fees shall be payable regardless of whether those fees exceed or are less than the actual expenses incurred by the Distributor with respect to that Fund in a particular year. Such compensation shall be calculated and accrued daily and paid quarterly or at such other intervals as the Trustees may determine.

2.       (a)      As principal underwriter of each Fund's shares, the
Distributor may spend such amounts as it deems appropriate on any activities or expenses primarily intended to result in the sale of such shares, including, but not limited to, compensation to employees of the Distributor; compensation to the Distributor and to brokers, dealers or other financial intermediaries that have a selling agreement in effect with the Distributor ("Authorized Dealers); expenses of the Distributor and Authorized Dealers, including overhead, salaries, and telephone and other communication expenses; the printing of prospectuses, statements of additional information, and reports for other than existing shareholders; and the preparation, printing, and distribution of sales literature and advertising materials.

           (b) The Distributor may spend such amounts as it deems appropriate on the servicing of shareholder accounts, including, but not limited to, maintaining account records for shareholders; answering inquiries relating to shareholders' accounts, the policies of the Funds and the performance of their investments; providing assistance and handling transmission of funds in connection with purchase, redemption and exchange orders for shares; providing assistance in connection with changing account setups and enrolling in various optional services; and producing and disseminating shareholder communications or servicing materials; and may pay compensation and expenses, including overhead, salaries, and telephone and other communications expenses, to Authorized Dealers and employees who provide such services.

3. This Plan shall not take effect with respect to any Fund until the Plan, together with any related agreement(s), has been approved for that Fund by votes of a majority of both (a) the Trustees and (b) those Trustees who are not "Interested persons" of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the "Rule 12b-I Trustees") cast in person at a meeting called for the purpose of voting on the Plan and such related agreement(s); and only if the Trustees who approve the Plan have reached the conclusion required by Rule 12b- I (e) with respect to that Fund's shares.

4. This Plan shall remain in effect for one year from the date above written and shall continue in effect with respect to each Fund thereafter so long as such continuance is specifically approved at least annually in the manner provided for approval of this Plan in paragraph 3.

5. The Distributor shall provide to the Trustees and the Trustees shall review, at least quarterly, a written report of the amounts expended by the Distributor under the Plan and the purposes for which such expenditures were made.

6. This Plan may be terminated with respect to any Fund at any time by vote of a majority of the Rule ]2b-I Trustees or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of that Fund, voting separately from any other Fund.

                                  2

7. This Plan may not be amended to increase materially the amount of compensation payable by any Fund under paragraph I hereof unless such amendment is approved by a vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of that Fund, voting separately from any other Fund. No material amendment to the Plan shall be made unless approved in the manner provided in paragraph 3 hereof.

8. While this Plan is in effect, the selection and nomination of Trustees who are not "interested persons" of the Trust (as defined in the 1940 Act) shall be committed to the discretion of the Trustees who are themselves not such interested persons.

9. The Trust shall preserve copies of this Plan and any related agreements and all reports made pursuant to paragraph 5 hereof, for a period of not less than six years from the date of the Plan, any such agreement, or any such report, as the case may be, the first two years in an easily accessible place.

         IN WITNESS WHEREOF, the Trust has executed this Plan as of the day and year first above written.

                                           VIKING MUTUAL FUNDS

                                           By: /s/ Shannon D. Radke

                                               Shannon D. Radke
                                               President

                                  3

                   PLAN OF DISTRIBUTION AND SERVICE
                       PURSUANT TO RULE 12b-1

                            SCHEDULE A

            Fund                                Annual Fee
            ----                                ----------
                                      (as a percentage of net assets)

Viking Tax-Free Fund for North Dakota                0.25%

Viking Tax-Free Fund for Montana                     0.25%

Viking Large-Cap Value Fund                          0.40%

                                  4


                                 VIKING MUTUAL FUNDS
                                    P.O. Box 500
                              Minot, North Dakota 58702


                                   July 30, 1999


VIA EDGAR
---------

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

     Re:     Viking Mutual Funds
           -- Viking Tax-Free Fund for Montana
           -- Viking Tax-Free Fund for North Dakota
           -- Viking Large-Cap Value Fund
          1933 Act File No. 333-77993
          1940 Act File No. 811-9277
          Pre-Effective Amendment No. 2

Dear Sir or Madam:

     Transmitted herewith for filing pursuant to the Securities Act of 1933, as amended and Regulation C thereunder, and the Investment Company Act of 1940, as amended, and the regulations thereunder, is Pre-Effective Amendment No. 2 to the registration statement on Form N-1A of Viking Mutual Funds ("Registrant"). The Registrant submitted a previous filing, Pre-Effective Amendment No. 1, on July 16, 1999, which responded to the staff's comments on its initial registration statement. A letter previously provided to the staff responding to staff comments is filed herewith as correspondence.

     Each of the above-named series of the Registrant (each a "Fund") invests in a separate portfolio of securities. This filing includes a conformed signature page for the Registrant; the original is on file at the Registrant's offices.

     The purpose of Pre-Effective Amendment No. 2 is to make additional non-material changes to the registration statement, and to include necessary exhibits, financial information and the necessary correspondence from the Registrant requesting acceleration of effectiveness. The Registrant respectfully requests that its registration statement be made effective on August 2, 1999, pursuant to a Commission order. Attached to this filing as correspondence are letters from the Registrant and its principal underwriter requesting acceleration to August 2.

     Please contact Fatima Sulaiman of Kirkpatrick & Lockhart LLP, the Registrant's outside counsel, at 202/778-9223 should you have questions regarding this filing. Thank you for your attention to this matter.



     Sincerely,


     /s/ Shannon D. Radke
     Shannon D. Radke
     Viking Mutual Funds



Enclosures
U.S. Securities and Exchange Commission
July __, 1999
Page 2






FATIMA SULAIMAN
(202)  778-9223
(203)  sulaimf @kl.com

                                  July 9, 1999


VIA COURIER

Kevin C. Rupert
Mail Stop 5-5
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

     Re:     Viking Mutual Funds
           -- Viking Tax-Free Fund for Montana
           -- Viking Tax-Free Fund for North Dakota
           -- Viking Large-Cap Value Fund
          1933 Act File No. 333-77993
          1940 Act File No. 811-9277
          Initial Registration Statement

Dear Mr. Rupert:

     Enclosed please find a "blackline" copy of the prospectus and statement of additional information ("SAI") of the above-referenced series of Viking Mutual Funds ("Registrant"). The prospectus and SAI have been revised to reflect responses to your comments of May 25, 1999 to the initial registration statement of the Registrant, filed on May 7, 1999 on Form N-1A and pursuant to the Securities Act of 1933, as amended, and Rule 485(a) of Regulation C thereunder, and the Investment Company Act of 1940, as amended, and the regulations thereunder. Each of the above-named series of the Registrant (each a "Fund") invests in a separate portfolio of securities.

     As we have previously discussed with the staff, the Registrant plans to file the revised prospectus and SAI as part of a pre-effective amendment (Pre-Effective Amendment No. 1) to its registration statement, so that Registrant may use them as a preliminary prospectus and SAI prior to its being declared effective. Registrant plans to file a subsequent pre-effective amendment (No.2) prior to effectiveness, to include necessary exhibits, financial information and the necessary correspondence from the Registrant requesting acceleration of effectiveness.

     The Registrant expects to file Pre-Effective Amendment No. 1 on July 15, 1999. As stated above, the purpose of this amendment would be to respond to staff comments made thus far and to file documents which the Registrant intends to use as its preliminary prospectus and SAI.

     The page references in the responses below are made to the enclosed blackline copies of the prospectus and SAI. If a comment applies to more than one Fund, the change has been made/not been made with respect to each Fund.

General

1. Comment: In Release No. IC-23366 (pub avail. July 29, 1998), we discuss the responsibility of investment companies to make appropriate disclosure about Year 2000 issues ("Y2K") in their filings, including any effect that Y2K may have on the adviser's or other service provider's ability to provide the services described in the registration statement. The discussion should also include the effect, if any, of Y2K on issuers of portfolio securities. In addition, if a Fund will have more than nominal foreign exposure, add appropriate disclosure regarding the Y2K risks thereof. Please confirm supplementally that all required information about Y2K has been included in the Fund's registration statement.

Response: The prospectus is revised so that the disclosure about Y2K appears in one place, in the "Management" section on page 17. The disclosure addresses both the effect that Y2K may have on the adviser's or other service providers' operations and also on the securities in which the Funds invest. The Viking Tax-Free Fund for Montana and the Viking Tax-Free Fund for North Dakota ("Tax-Free Funds") do not invest in foreign securities. The Viking Large-Cap Value Fund may invest up to 20% of total assets in sponsored American Depositary Receipts. Because these securities are not traded on foreign exchanges, Registrant does not believe additional Y2K disclosure beyond what appears in the prospectus is necessary.

Prospectus

2. Comment: The disclosure on the cover page should be revised to state that mutual funds are not insured by the FDIC or any other Government agency and that an investor may lose money. See Item 2(c)(1)(iii) of Form N-1A.

Response:  We have revised the prospectus accordingly (cover page).


3. Comment: In light of the Montana Fund's name and the North Dakota Fund's name, provide a fundamental policy for each Fund consistent with either of the following (1) the Fund's assets will be invested so that at least 80% of the income will be tax-exempt and not subject to the alternative minimum tax ("AMT"); or (2) the Fund will have at least 80% of its net assets invested in tax exempt securities not subject to the AMT.

Response: The investment policies of each Fund have been changed accordingly (page 1 and page 6 of the prospectus; page 1 of the SAI).

4. Comment: Since it discusses other than principal strategies, relocate the paragraph regarding the Fund's temporary defensive strategy to Item 4, following the example. In addition, disclose the period of initial operations.

Response: This paragraph does not discuss a principal strategy. However, Registrant has taken advantage of the flexibility afforded by General Instruction C.3. of Form N-1A and has included Item 4 disclosure in the Item 2 risk/return summary. Registrant believes this is a more appropriate place for this information - the alternative would be to create a separate heading simply to present very brief additional disclosure. The disclosure regarding temporary defensive strategies (pages 2, 7 and 10) has been revised to identify the period of initial operations.

5. Comment: With respect to each Fund, delete the last paragraph under the heading "Investment Objective and Principal Strategies" because it describes investments and investment techniques that the Funds will not use.

Response: While the last paragraph does describe investments and investment techniques that the Funds will not use, Registrant nevertheless believes this disclosure is useful to investors, because it points out important limitations on the Funds' investment policies and thus helps investors to assess the risks of the Funds and compare the Funds' strategies with those of other funds that have similar investment objectives. In addition, the IPS Funds (Millennium Fund) current prospectus employs similar disclosure (see Exhibit A, attached). Registrant believes this type of disclosure is in line with the requirements of Form N-1A, which are designed to allow investors to evaluate and compare a fund with others.

6. Comment: Insert the word "contractually" before the word "agreed" in the **footnote to the Funds' fee tables. Disclose that contractual waiver terms may not be altered by the investment manager during the stated period.

Response:  The prospectus has been revised accordingly (pages 4, 9 and 12).

7. Comment: With respect to the Large-Cap Value Fund, explain supplementally the basis for defining large-cap companies as companies with market capitalizations in excess of 1.5 billion, since it would appear this would be the lower limit of the mid-cap range.

Response: The definition of large-cap companies has been revised. Large-cap companies are defined as companies that have a market capitalization of at least $5 billion. Companies whose market capitalization falls below $5 billion after purchase continue to be considered "large-cap" for purposes of the Fund's 65% investment policy (page 10).

8. Comment: The third paragraph in the section "Management" provides justification for the advisory fee by citing "expenses of the Funds assumed by the investment manager." Clarify whether this reference is to the fee waiver disclosed in the fee table. If the reference is to expenses other than the fee waiver, add appropriate disclosure describing such expenses. This comment also applies to the last paragraph on this page.

Response: This reference to "expenses of the Fund assumed by the investment manager" has been removed. Since filing its initial registration statement, Registrant has revised its fee structure. The fee tables include fees payable by the Funds pursuant to an administration, fund accounting and transfer agent services agreement with Viking Fund Management, LLC. (See pages 16-17 and the fee tables for each Fund on pages 4, 9 and 12.)

9. Comment: For shares recently purchased by check, the Funds may only delay payment for up to 15 days from the purchase date or until the check clears, whichever occurs first.

Response:  We have revised the prospectus accordingly (page 24).

10. Comment: Supplementally explain why redemption proceeds would be delayed when the Funds have not received a signed account application is presumably needed before the purchase order is executed.

Response:  We have revised the prospectus to delete this sentence (page 24).

11. Comment: Please ensure that the Trust's Investment Company Act file number is on the back cover page. See Item 1(b)(4) of Form N-1A.

Response:  We have revised the prospectus accordingly (page 29).

General

12. Comment: Make the changes necessary to comply with the foregoing comments on the prospectus.

Response:  We have revised the SAI accordingly.

Statement of Additional Information

13. Comment: The Statement of Additional Information should describe the senior securities permitted by the Investment Company Act that the Funds will employ.

Response:  We have revised the SAI accordingly (pages 1 and 2).

14. Comment: Exclude the borrowing policy and the illiquid policy from the exculpatory language contained in the last paragraph under the heading, "Investment Restrictions." Supplementally confirm that the Funds have included an operating policy with respect to illiquid securities.

Response: We have revised the SAI accordingly. We have also included disclosure about the Funds' policy with respect to illiquid securities (page
3).

15.  Comment:  With respect to Shirley Martz, Trustee of the Trust, and John
D. Stewart, director or officer of Viking Fund Management, LLC, do these individuals have any current financial relationship of any nature with Brady, Martz & Associates, P.C., the Trust's independent auditors? Supplementally confirm that there are not any auditor independence issues arising from their prior affiliation or existing financial relationship with the Trust's independent auditors.

Response: Shirley Martz ended her association with Registrant's independent auditors in 1989 and has no current financial relationship of any nature with the auditors (page 11). John D. Stewart does not have any direct current financial relationship with the auditors.

16.  Comment:  Please include the Trustees' compensation table required by
Item 13(d)(1) of Form N-1A.

Response:  We have revised the SAI accordingly (page 13).

17. Comment: The seventh paragraph under the heading "Portfolio Transactions" states that brokerage transactions may be allocated to broker-dealers (including affiliates of Viking Management), such that a portion of the commissions paid by a Fund is used toward the reduction of the Fund's expenses. Confirm supplementally that all Fund fee tables comply with Instruction 3(c)(i) of Item 3 of Form N-1A. Moreover, supplementally explain, with respect to affiliates of Viking Management in consideration of the contractual waiver why such affiliated broker-dealer allocations do not violate Section 17(e)(1) of the Investment Company Act. See also Investment Company Release No. 21221 (pub. avail. July 28, 1995).

Response: All fee tables comply with Instruction 3(c)(i) of Item 3 of Form N- 1A. This paragraph has been revised to remove the reference to affiliates of Viking Management. Viking Management will not engage in affiliated broker- dealers allocations (page 16).

     Please contact me at (202) 778-9223 or Donald W. Smith at (202) 778-9079 with any questions or comments you may have on this filing. Thank you for your attention.


     Sincerely,


     /s/ Fatima Sulaiman
     Fatima Sulaiman



Enclosures


                              Viking Mutual Funds
                                P.O.  Box 500
                               Minot, ND  58702




July 29, 1999



EDGAR FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:     Request for Acceleration
           Viking Mutual Funds
                Viking Tax-Free Fund for Montana
                Viking Tax-Free Fund for North Dakota
                Viking Large-Cap Value Fund
           Pre-Effective Amendment No. 2
           1933 Act File No. 333-77993
           1940 Act File No. 811-9277

Dear Sir or Madam:

     Pursuant to Rule 461 of Regulation C under the Securities Act of 1933, as amended ("1933 Act"), the undersigned hereby requests that effectiveness under the 1933 Act of Pre-Effective Amendment No. 2 to its registration statement on Form N-1A be accelerated to Tuesday, August 3, 1999. Pre-Effective Amendment No. 2 is filed herewith. The undersigned is aware of its obligations under the 1933 Act.

Very truly yours,

VIKING MUTUAL FUNDS

                              By:   /s/ Shannon D. Radke
                                    Shannon D. Radke
                              Title:President





                      Viking Fund Distributors, LLC
                          1400 14th Avenue SW
                           Minot, ND  58701



July 29, 1999



EDGAR FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:     Request for Acceleration
           Viking Fund Distributors, LLC
                Viking Tax-Free Fund for Montana
                Viking Tax-Free Fund for North Dakota
                Viking Large-Cap Value Fund
           Pre-Effective Amendment No. 2
           1933 Act File No. 333-77993
           1940 Act File No. 811-9277

Dear Sir or Madam:

     As principal underwriter for Viking Fund Distributors, the undersigned hereby requests, pursuant to Rule 461 of Regulation C under the Securities Act of 1933, as amended ("1933 Act"), that effectiveness under the 1933 Act of Pre-Effective Amendment No. 2 to its registration statement on Form N-1A be accelerated to Tuesday, August 3, 1999. Pre-Effective Amendment No. 2 is filed herewith. The undersigned is aware of its obligations under the 1933 Act.

Very truly yours,

VIKING FUND DISTRIBUTORS, LLC


                         By:  /s/ Shannon D. Radke
                              Shannon D. Radke

                         Title:President